UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105
(Address of principal executive offices) (Zip code)

Sheelyn Michael
First Eagle Funds
1345 Avenue of the Americas
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.            Reports to Stockholders.

Annual Report

October 31, 2022

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Income Fund

First Eagle Fund of America

First Eagle Small Cap Opportunity Fund

First Eagle Global Real Assets Fund

First Eagle U.S. Smid Cap Opportunity Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Annual Report | October 31, 2022

Table of Contents

Letter from the President	6
Management's Discussion of Fund Performance	9
Performance Chart	16
First Eagle Global Fund
Fund Overview	28
Consolidated Schedule of Investments	30
First Eagle Overseas Fund
Fund Overview	42
Consolidated Schedule of Investments	44
First Eagle U.S. Value Fund
Fund Overview	56
Consolidated Schedule of Investments	58
First Eagle Gold Fund
Fund Overview	64
Consolidated Schedule of Investments	66
First Eagle Global Income Builder Fund
Fund Overview	70
Schedule of Investments	72
First Eagle High Income Fund
Fund Overview	88
Schedule of Investments	90
First Eagle Fund of America
Fund Overview	100
Schedule of Investments	102
First Eagle Small Cap Opportunity Fund
Fund Overview	106
Schedule of Investments	108
First Eagle Global Real Assets Fund
Fund Overview	120
Consolidated Schedule of Investments	122
First Eagle U.S. Smid Cap Opportunity Fund
Fund Overview	128
Schedule of Investments	130

First Eagle Funds | Annual Report | October 31, 2022

Statements of Assets and Liabilities	136
Statements of Operations	146
Statements of Changes in Net Assets	156
Financial Highlights	170
Notes to Financial Statements	190
Report of Independent Registered Accounting Firm	225
Fund Expenses	227
General Information	235
Board Considerations for Continuation of Advisory Agreement	236
Board's Review of Management's Liquidity Risk Management Program	240
Tax Information	241
Privacy Notice	242
Additional Information	247

First Eagle Funds | Annual Report | October 31, 2022

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Letter from the President (unaudited)

Dear Fellow Shareholders,

In my letter to you last year, I refenced the famous opening lines of Charles Dickens's A Tale of Two Cities to highlight the dualities evident in the late-2021 investment environment. As 2022 wore on, however, it became increasingly clear that the balance had shifted toward "the worst of times" for those accustomed to conditions supportive of risk assets. Already in a precarious state entering the year, markets have been battered by the emergence of three significant shocks to global economic growth: Russia's invasion of Ukraine, tightening monetary policy and a slowdown in China.

While inflation already had begun to emerge in advance of Russia's late-February attack on its neighbor to the east, boots on the ground in Ukraine—prompting a variety of sanctions and counter-sanctions and a sharp re-rating of such commodities as oil, natural gas and wheat—likely helped transform the price pressures oft-described by the Federal Reserve as "transitory" into something decidedly more persistent. With inflation spiking to levels not seen in decades, central bankers in both developed and developing markets were roused to decisive action, essentially bringing a swift end to the era of cheap money. Meanwhile, China, whose resilience in recent decades has helped bolster global GDP in times of need, faces its own set of economic headwinds, including a correction in its immense property market.

In recent years we've marveled at the markets' resolute complacency in the face of the many distortions—and their attendant risks—that emerged in the aftermath of the Covid-19 outbreak. While massive fiscal and monetary policy support fueled a broad rebound from the initial dislocations of the pandemic, the spoils were concentrated in the growth-oriented stocks representative of the new economy. Old-line names typical of value stocks, in contrast, were afforded valuations suggestive of fading relevance. As we've seen during 2022's selloff, however, these widening relative valuations served to increase the potential velocity of the eventual return to equilibrium, like a rubber band stretched to its breaking point before release.

For example, though both were down for the 12-month period covered by this report, the MSCI World Value Index outperformed the MSCI World Growth Index by more than 1,800 basis points.1 Bondholders, meanwhile, may have been the most surprised cohort of investors. Rising interest rates pushed prices sharply lower across fixed income assets, with longer-duration, fixed-rate instruments particularly susceptible to the selloff. The Bloomberg U.S. Aggregate Index has

1  Source: FactSet; data as of October 31, 2022.

First Eagle Funds | Annual Report | October 31, 2022

Year Ended Oct 31, 2022

delivered an annual negative return only four times since its inception in 1976, including last year's 1.5% decline; with the index losing 15.7% over the first 10 months of the year, 2022 not only is on track to become number five, it also is poised to smash the previous record swoon of -2.9%.2

While conditions over the past year have been painful for owners of nearly all financial assets, such a cleansing can be healthy for markets, particularly given the rapid and concentrated appreciation experienced in the wake of the Covid-19 outbreak. Of course, there's no way of knowing if the worst of this episode is behind us or still lies ahead. The risks I mentioned earlier persist, as do many others, and the potential for an idiosyncratic threat to emerge somewhere in the financial system appears elevated given the less-forgiving environment.

So, do we have Great Expectations for the coming year? Hardly. But this is why First Eagle seeks to offer clients a differentiated range of investment strategies and solutions that we believe will have the potential to demonstrate resilience through different states of the world. Across market cycles, macroeconomic conditions and disruptive events, our goal is to deliver long-term shareholder value while avoiding the permanent impairment of client capital.

Global Value Team

After finishing 2021 on a high note, global equities staggered out of the gates in 2022 in the face of the myriad risks discussed above and remained volatile since. While the Global Value team's core funds delivered negative absolute returns in the 12-month period covered in this report, they substantially outpaced their benchmarks and index-based peers thanks to what we consider strong stock selection. The energy sector in particular, buoyed by rising oil prices, contributed strongly to performance. Gold and gold-related equities, which many of our funds hold as a potential hedge against extreme risk scenarios and market turbulence, played their part effectively.

High Income Team

Though high yield bonds had been resilient in the face of the pressures dragging down investment grade bonds, performance by the asset class began to unravel in 2022. With borrowers given pause by higher rates and investors seeking to preserve liquidity, high yield new issuance has been off sharply this year, while secondary-market spreads have widened considerably. In this uncertain investment environment, we remained intent on minimizing downside risk, looking to allocate capital countercyclically as opportunities emerged. The team sought issues of higher credit quality and seniority in the capital structure, with a focus on businesses with the pricing power to pass along rising input costs to their customers.

2  Source: FactSet; data as of October 31, 2022.

First Eagle Funds | Annual Report | October 31, 2022

Year Ended Oct 31, 2022

Small Cap Team

Although smaller companies are often seen as especially vulnerable to volatility, the Small Cap team seeks to leverage such conditions to uncover stocks whose market prices have become disconnected from their normalized value, especially once-larger companies whose shrinking market capitalizations have pushed them into the team's investment universe. Even well-managed companies can be subject to risk-off trading, but company-specific growth drivers or catalysts, such as a new management team or product innovation, can pave a more economically resilient path to operational success regardless of macroeconomic conditions.

As always, I want to thank you for entrusting your assets to our stewardship.

Sincerely,

Mehdi Mahmud

President

December 2022

First Eagle Funds | Annual Report | October 31, 2022

Management's Discussion of Fund Performance (unaudited)

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares* decreased 11.90% for the 12 months ended October 31, 2022, while the net return of the MSCI World Index decreased 18.48%. The Fund's cash and cash equivalents position was 7.1% as of October 31, 2022.

The five largest contributors to the performance of First Eagle Global Fund over the period were Exxon Mobil Corp. (oil, gas & consumable fuels, United States), Schlumberger NV (energy equipment & services, United States), NOV Inc. (energy equipment & services, United States), Imperial Oil Ltd. (oil, gas & consumable fuels, Canada) and Elevance Health Inc. (health care providers & services, United States). Collectively, they accounted for 3.70% of this period's performance.

The five largest detractors were Meta Platforms, Inc., Class A (interactive media & services, United States), gold bullion, Comcast Corp., Class A (media, United States), Groupe Bruxelles Lambert NV (diversified financial services, Belgium) and Taiwan Semiconductor Manufacturing Co. Ltd., ADR (semiconductors & semiconductor equipment, Taiwan). In aggregate they detracted 4.21% from Fund performance in this period.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares* decreased 15.62% for the 12 months ended October 31, 2022 while the MSCI EAFE Index decreased 23.00%. The Fund's cash and cash equivalents position was 3.7% as of October 31, 2022.

The five largest contributors to the performance of First Eagle Overseas Fund over the period were Imperial Oil Ltd. (oil, gas & consumable fuels, Canada), British American Tobacco plc (tobacco, United Kingdom), Shell plc (oil, gas & consumable fuels, Netherlands), Nutrien Ltd. (chemicals, Canada) and BAE Systems plc (aerospace & defense, United Kingdom). Collectively, they accounted for 2.31% of this period's performance.

The five largest detractors were Groupe Bruxelles Lambert NV (diversified financial services, Belgium), Taiwan Semiconductor Manufacturing Co. Ltd., ADR (semiconductors & semiconductor equipment, Taiwan), gold bullion, Alibaba Group Holding Ltd. (internet & direct marketing retail, China) and FANUC Corp. (machinery, Japan). In aggregate they detracted 3.57% from fund performance in this period.

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares* decreased 9.12% for the 12 months ended October 31, 2022, while the S&P 500 Index decreased 14.61%. The Fund's cash and cash equivalents position was 9.4% as of October 31, 2022.

The five largest contributors to the performance of First Eagle US Value Fund over the period were Exxon Mobil Corp. (oil, gas & consumable fuels, United States), Schlumberger NV (energy equipment & services, United States), NOV Inc. (energy

*  Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

First Eagle Funds | Annual Report | October 31, 2022

Management's Discussion of Fund Performance (unaudited)

equipment & services, United States), Elevance Health Inc. (health care providers & services, United States) and W.R. Berkley Corp (insurance, United States). Collectively, they accounted for 4.67% of this period's performance.

The five largest detractors were Meta Platforms, Inc., Class A (interactive media & services, United States), Comcast Corp., Class A (media, United States), gold bullion, Teradata Corp. (software, United States), and Oracle Corp. (software, United States). In aggregate they detracted 6.63% from fund performance in this period.

First Eagle Gold Fund

The NAV of the Fund's Class A shares* decreased 15.24% for the 12 months ended October 31, 2022, while the FTSE Gold Mines Index decreased 26.46%. The Fund's cash and cash equivalents position was 3.1% as of October 31, 2022.

Given the period's negative market dynamics, only two stocks were positive contributors to performance: Alamos Gold Inc. (metals & mining, Canada) and AngloGold Ashanti Ltd., ADR (metals & mining, Tanzania). The next three top-performing positions were Industrias Peñoles SAB de CV (metals & mining, Mexico), Agnico Eagle Mines Ltd. (metals & mining, Canada) and Pan American Silver Corp. CVR (metals & mining, Canada). Collectively, they accounted for 0.39% of this period's performance.

The five largest detractors were gold bullion, Newcrest Mining Ltd. (metals & mining, Australia), Newmont Corp. (metals & mining, United States), Novagold Resources, Inc. (metals & mining, Canada) and Wheaton Precious Metals Corp. (metals & mining, Brazil). In aggregate they detracted 9.00% from fund performance in this period.

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares* decreased 8.23% for the 12 months ended October 31, 2022, while the MSCI World Index decreased 18.48% and the Bloomberg U.S. Aggregate Bond Index was down 15.68%. The composite index3 decreased 17.10% over the same time period. The Fund's cash and cash equivalents position was 2.5% as of October 31, 2022.

The five largest contributors to the performance of First Eagle Global Income Builder Fund over the period were Exxon Mobil Corp. (oil, gas & consumable fuels, United States), British American Tobacco plc (tobacco, United Kingdom), Schlumberger NV (energy equipment & services, United States), Imperial Oil Ltd. (oil, gas & consumable fuels, Canada) and Magellan Midstream Partners LP (oil & gas producers, United States). Collectively, they accounted for 3.35% of this period's performance.

The five largest detractors were Groupe Bruxelles Lambert NV (diversified financial services, Belgium), gold bullion, Jardine Matheson Holdings Ltd. (industrial conglomerates, Hong Kong), Danone SA (food, France) and Comcast Corp., Class A (media, United States). In aggregate they detracted 2.60% from fund performance in this period.

3  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

First Eagle Funds | Annual Report | October 31, 2022

Management's Discussion of Fund Performance (unaudited)

First Eagle High Income Fund

The NAV of the Fund's Class I shares decreased 9.23% for the 12 months ended October 31, 2022, while the Bloomberg U.S. Corporate High Yield Index decreased 11.76%. The Fund's cash and cash equivalents position was 7.3% as of October 31, 2022.

The five largest contributors to the performance of First Eagle High Income Fund over the period were EnQuest plc 7.00%, 4/15/2023 (oil, gas & consumable fuels, United Kingdom); Valvoline Inc. 4.25%, 2/15/2030 (chemicals, United States); CITGO Petroleum Corp. 7.00%, 6/15/2025 (oil, gas & consumable fuels, United States); Iris Holding, Inc. 10.00%, 12/15/2028 (chemicals, United States); and Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (household durables, United States). Collectively, they accounted for 0.36% of this period's performance.

The five largest detractors were Glatfelter Corp. 4.75%, 11/15/2029 (paper & forest products, United States); Vista Outdoor, Inc. 4.50%, 3/15/2029 (leisure products, United States); IHO Verwaltungs GmbH 4.75%, 9/15/2026 (auto components, Germany); Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (pharmaceuticals, Germany); and Valvoline Inc. 3.63% 6/15/2031 (chemicals, United States). In aggregate they detracted 1.27% from fund performance in this period.

First Eagle Fund of America

The NAV of the Fund's Class A shares* decreased 21.94% for the 12 months ended October 31, 2022, while the S&P 500 Index decreased 14.61%. The Fund's cash and cash equivalents position was 1.1% as of October 31, 2022.

The five largest contributors to the performance of First Eagle Fund of America over the period were UnitedHealth Group, Inc. (health care providers & services, United States), PepsiCo, Inc. (beverages, United States), CH Robinson Worldwide, Inc. (air freight & logistics, United States), Enterprise Products Partners LP (oil & gas pipelines, United States) and Magellan Midstream Partners LP (oil & gas producers, United States). Collectively, they accounted for 2.19% of this period's performance.

The five largest detractors were Meta Platforms, Inc., Class A (interactive media & services, United States), Alphabet Inc., Class A (interactive media & services, United States), Comcast Corp., Class A (media, United States), Taiwan Semiconductor Manufacturing Co. Ltd., ADR (semiconductors & semiconductor equipment, Taiwan) and Microsoft Corp. (software, United States), and. In aggregate they detracted 13.51% from fund performance in this period.

First Eagle Small Cap Opportunity Fund

The NAV of the Fund's Class I shares decreased 13.00% for the 12 months ended October 31, 2022, while the Russell 2000® Value Index decreased 10.73%. The Fund's position in cash and cash equivalents was 8.8% as of October 31, 2022.

The five largest contributors to the performance of First Eagle Small Cap Opportunity Fund over the period were PBF Energy, Inc., Class A (oil, gas & consumable fuels, United States), RPC, Inc. (energy equipment & services, United States), Sierra Wireless, Inc. (technology hardware, United States), Helmerich & Payne, Inc. (energy equipment & services, United States) and AdaptHealth Corp. (healthcare services, United States). Collectively, they accounted for 2.02% of this period's performance.

First Eagle Funds | Annual Report | October 31, 2022

Management's Discussion of Fund Performance (unaudited)

The five largest detractors were Community Health Systems, Inc. (health care providers & services, United States), Sientra, Inc. (health care equipment & supplies, United States), Kaleyra, Inc. (software, Italy), Conn's, Inc. (hardline retail, United States) and HCI Group, Inc. (insurance, United States). In aggregate they detracted 2.71% from fund performance in this period.

First Eagle Global Real Assets Fund

The NAV of the Fund's Class I shares decreased 4.10% from its November 30, 2021, inception through October 31, 2022, while the MSCI World Index decreased 16.65%. The Fund's position in cash and cash equivalents was 1.4% as of October 31, 2022.

The five largest contributors to the performance of First Eagle Global Real Assets Fund over the period were NOV, Inc. (energy equipment & services, United States), Exxon Mobil Corp. (oil, gas and consumable fuels, United States), Schlumberger NV (energy equipment & services, United States), Chevron Corp. (oil, gas & consumable fuels, United States) and Imperial Oil Ltd. (oil, gas & consumable fuels, Canada). Collectively, they accounted for 6.84% of this period's performance.

The five largest detractors were gold bullion, Alrosa PJSC (metals & mining, Russia), Douglas Emmett, Inc. (REITs, United States), Charter Communications, Inc., Class A (cable & satellite, United States) and Home Depot, Inc. (The) (hardline retail, United States). In aggregate they detracted 4.01% from fund performance in this period.

First Eagle U.S. Smid Cap Opportunity Fund

The NAV of the Fund's Class I shares decreased 10.20% from its August 15, 2022, inception through October 31, 2022, while the Russell 2500TM Value Index decreased 8.42%. The Fund's position in cash and cash equivalents was 1.2% as of October 31, 2022.

The five largest contributors to the performance of First Eagle U.S. Smid Cap Opportunity Fund over the period were HF Sinclair Corp. (oil & gas producers, United States), Curtiss-Wright Corp. (aerospace & defense, United States), Matador Resources Co. (oil & gas producers, United States), Cardinal Health, Inc. (healthcare facilities & services, United States) and Chuy's Holdings, Inc. (restaurants, United States). Collectively, they accounted for 1.51% of this period's performance.

The five largest detractors were Generac Holdings, Inc. (electrical equipment, United States), Owens & Minor, Inc. (healthcare facilities & services, United States), Coherent Corp. (semiconductor equipment, United States), Tenet Healthcare Corp. (healthcare facilities & services, United States) and B Riley Financial, Inc. (financial services, United States). In aggregate they detracted 3.73% from fund performance in this period.

First Eagle Funds | Annual Report | October 31, 2022

Management's Discussion of Fund Performance (unaudited)

Matthew McLennan Co-Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	T. Kimball Brooker, Jr. Co-Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Global Income Builder Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Edward Meigs Portfolio Manager Global Income Builder and High Income Funds

Sean Slein Portfolio Manager Global Income Builder and High Income Funds	Thomas Kertsos Portfolio Manager Gold Fund

Manish Gupta Portfolio Manager Global Fund and Fund of America	Christian Heck Portfolio Manager Overseas Fund and Fund of America

First Eagle Funds | Annual Report | October 31, 2022

Management's Discussion of Fund Performance (unaudited)

Julien Albertini Portfolio Manager Global Fund, Global Income Builder Fund and Fund of America	Alan Barr Portfolio Manager Overseas Fund

Mark Wright Portfolio Manager U.S. Value Fund	Idanna Appio Portfolio Manager Global Income Builder Fund

Bill Hench Portfolio Manager Small Cap Opportunity Fund U.S. Smid Cap Opportunity Fund	Benjamin Bahr Portfolio Manager Global Real Assets Fund

John Masi Portfolio Manager Global Real Assets Fund	George Ross Portfolio Manager Global Real Assets Fund

First Eagle Funds | Annual Report | October 31, 2022

Management's Discussion of Fund Performance (unaudited)

David Wang Portfolio Manager Global Real Assets Fund

December 2022

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at firsteagle.com or by calling 800.334.2143.

The commentary represents the opinion of Mehdi Mahmud and the Portfolio Management Teams as of December 2022 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	-11.90%	3.29%	3.60%	5.97%	12.14%	01/01/79[2]
with sales charge	-16.31%	1.54%	2.54%	5.43%	12.01%	01/01/79[2]
Class C (FESGX)	-12.57%	2.50%	2.81%	5.17%	8.44%	06/05/00
Class I (SGIIX)	-11.69%	3.55%	3.87%	6.25%	9.44%	07/31/98
Class R3 (EARGX)	-11.99%	2.97%	—	—	3.49%	05/01/18
Class R4 (EAGRX)	-11.88%	3.36%	—	—	2.65%	01/17/18
Class R5 (FRGLX)	-11.90%	2.64%	—	—	2.69%	07/29/19
Class R6 (FEGRX)	-11.62%	3.62%	3.94%	—	4.57%	03/01/17
MSCI World Index[3]	-18.48%	6.11%	6.37%	8.94%	9.32%	01/01/79
First Eagle Overseas Fund
Class A (SGOVX) without sales charge	-15.62%	-1.11%	0.05%	3.50%	8.81%	08/31/93
with sales charge	-19.85%	-2.79%	-0.96%	2.97%	8.62%	08/31/93
Class C (FESOX)	-16.23%	-1.84%	-0.68%	2.75%	7.14%	06/05/00
Class I (SGOIX)	-15.40%	-0.83%	0.34%	3.79%	8.53%	07/31/98
Class R3 (EAROX)	-15.85%	-1.32%	—	—	-0.18%	05/01/18
Class R4 (FIORX)	-15.49%	-0.97%	—	—	-0.73%	01/17/18
Class R5 (FEROX)	-15.70%	-1.20%	—	—	1.08%	03/11/19
Class R6 (FEORX)	-15.32%	-0.75%	0.42%	—	1.75%	03/01/17
MSCI EAFE Index[4]	-23.00%	-1.27%	-0.09%	4.13%	4.33%	08/31/93

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	-9.12%	5.80%	5.74%	7.23%	8.29%	09/04/01
with sales charge	-13.66%	4.01%	4.66%	6.69%	8.03%	09/04/01
Class C (FEVCX)	-9.82%	4.99%	4.92%	6.42%	7.48%	09/04/01
Class I (FEVIX)	-8.88%	6.09%	6.03%	7.53%	8.57%	09/04/01
Class R3 (EARVX)	-9.28%	5.61%	—	—	5.59%	05/01/18
Class R4 (FIVRX)	-9.17%	5.68%	—	—	4.85%	07/29/19
Class R5 (FERVX)	-9.03%	5.87%	—	—	5.03%	07/29/19
Class R6 (FEVRX)	-8.83%	6.12%	6.06%	—	6.18%	03/01/17
S&P 500 Index[5]	-14.61%	10.22%	10.44%	12.79%	8.07%	09/04/01
First Eagle Gold Fund
Class A (SGGDX) without sales charge	-15.24%	1.81%	3.60%	-4.05%	4.93%	08/31/93
with sales charge	-19.49%	0.09%	2.54%	-4.54%	4.75%	08/31/93
Class C (FEGOX)	-15.87%	1.06%	2.83%	-4.79%	4.10%	05/15/03
Class I (FEGIX)	-15.00%	2.09%	3.89%	-3.79%	5.17%	05/15/03
Class R3 (EAURX)	-15.46%	1.68%	—	—	4.75%	05/01/18
Class R4 (FIURX)	-15.14%	1.96%	—	—	3.00%	07/29/19
Class R5 (FERUX)	-15.02%	1.97%	—	—	3.04%	07/29/19
Class R6 (FEURX)	-14.91%	2.18%	3.98%	—	2.77%	03/01/17
FTSE Gold Mines Index[6]	-26.46%	-7.61%	-0.08%	-7.64%	-0.89%	08/31/93
MSCI World Index[3]	-18.48%	6.11%	6.37%	8.94%	6.91%	08/31/93

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Global Income Builder Fund
Class A (FEBAX) without sales charge	-8.23%	2.47%	2.58%	4.65%	4.85%	05/01/12
with sales charge	-12.81%	0.74%	1.54%	4.12%	4.34%	05/01/12
Class C (FEBCX)	-8.95%	1.69%	1.78%	3.86%	4.05%	05/01/12
Class I (FEBIX)	-7.98%	2.72%	2.83%	4.91%	5.11%	05/01/12
Class R3 (FBRRX)	-8.29%	2.28%	—	—	2.59%	05/01/18
Class R4 (FIBRX)	-8.37%	2.37%	—	—	2.37%	07/29/19
Class R5 (EABRX)	-8.20%	2.47%	—	—	2.47%	07/29/19
Class R6 (FEBRX)	-7.85%	2.80%	2.89%	—	3.89%	03/01/17
Composite Index[7]	-17.10%	2.46%	3.90%	5.83%	5.81%	05/01/12
MSCI World Index[3]	-18.48%	6.11%	6.37%	8.94%	8.64%	05/01/12
Bloomberg U.S. Aggregate Bond Index[8]	-15.68%	-3.77%	-0.54%	0.74%	0.96%	05/01/12
First Eagle High Income Fund
Class A (FEHAX) without sales charge	-9.59%	0.33%	1.41%	2.74%	3.55%	01/03/12
with sales charge	-13.63%	-1.20%	0.47%	2.27%	3.11%	01/03/12
Class C (FEHCX)	-10.15%	-0.38%	0.65%	1.99%	2.78%	01/03/12
Class I (FEHIX)	-9.23%	0.64%	1.69%	3.05%	6.27%	11/19/07[9]
Class R3 (EARHX)	-9.72%	0.17%	—	—	1.18%	05/01/18
Class R4 (FIHRX)	-10.61%	-0.43%	—	—	-0.32%	07/29/19
Class R5 (FERHX)	-9.50%	0.37%	—	—	0.38%	07/29/19
Class R6 (FEHRX)	-9.16%	0.67%	1.71%	—	2.03%	03/01/17
Bloomberg U.S. Corporate High Yield Index[10]	-11.76%	0.31%	2.01%	4.12%	5.85%	11/19/07

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Fund of America[11]
Class A (FEFAX) without sales charge	-21.94%	1.67%	-0.06%	5.50%	6.75%	11/20/98
with sales charge	-25.84%	-0.05%	-1.08%	4.96%	6.53%	11/20/98
Class C (FEAMX)	-22.50%	0.92%	-0.80%	4.71%	6.02%	03/02/98
Class I (FEAIX)	-21.71%	1.96%	0.23%	—	4.64%	03/08/13
Class R3 (EARFX)	-22.01%	1.55%	—	—	0.10%	05/01/18
Class R4 (EAFRX)	-21.81%	1.80%	—	—	0.94%	07/29/19
Class R5 (FERFX)	-21.73%	1.90%	—	—	1.04%	07/29/19
Class R6 (FEFRX)	-21.75%	1.94%	0.24%	—	1.99%	03/01/17
S&P 500 Index[5]	-14.61%	10.22%	10.44%	12.79%	7.38%	04/10/87
First Eagle Small Cap Opportunity Fund
Class A (FESAX) without sales charge	-13.22%	—	—	—	-12.49%	07/01/21
with sales charge	-17.53%	—	—	—	-15.77%	07/01/21
Class I (FESCX)	-13.00%	—	—	—	-9.08%	04/27/21
Class R6 (FESRX)	-13.00%	—	—	—	-12.26%	07/01/21
Russell 2000 Value Index[12]	-10.73%	—	—	—	-5.65%	04/27/21
Russell 2000 Index[13]	-18.54%	—	—	—	-12.36%	04/27/21
First Eagle Global Real Assets Fund
Class A (FERAX) without sales charge	—	—	—	—	-4.30%	11/30/21
with sales charge	—	—	—	—	-9.12%	11/30/21
Class I (FEREX)	—	—	—	—	-4.10%	11/30/21
Class R6 (FERRX)	—	—	—	—	-4.10%	11/30/21
MSCI World Index[3]	—	—	—	—	-16.65%	11/30/21
Consumer Price Index +400bps[14]	—	—	—	—	10.88%	11/30/21

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle U.S. Smid Cap Opportunity Fund
Class A (FESAX) without sales charge	—	—	—	—	-10.30%	08/15/22
with sales charge	—	—	—	—	-14.81%	08/15/22
Class I (FESMX)	—	—	—	—	-10.20%	08/15/22
Class R6 (FEXRX)	—	—	—	—	-10.20%	08/15/22
Russell 2500 Value Index[15]	—	—	—	—	-8.42%	08/15/22
Russell 2500 Index[16]	—	—	—	—	-8.74%	08/15/22

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle U.S. Smid Cap Opportunity Fund give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Income Fund gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the maximum contingent deferred sales charge (CDSC), which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to the shares sold or redeemed with the first year of purchase.

For First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle U.S. Smid Cap Opportunity Fund, a CDSC of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1 million or more without an initial sales charge.

With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle U.S. Smid Cap Opportunity Fund require $1 million minimum investment and are offered without a sales charge.

Class R3 Shares, Class R4 Shares, Class R5 Shares and Class R6 Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America are offered without a sales charge.

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

Class R6 Shares of First Eagle Small Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle U.S. Smid Cap Opportunity Fund are offered without a sales charge.

2  The Fund commenced operations on April 28, 1970. Performance for periods prior to January 1, 2000, occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

4  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index.

5  The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

6  The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

7  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

8  The Bloomberg U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

9  First Eagle High Income Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization on December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

10  The Bloomberg U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

11  Effective on August 14, 2020, Fund of America is managed by a portfolio management team at First Eagle Investment Management, LLC. Prior to that date, the Fund was managed by a third-party subadviser.

12  The Russell 2000® Value Index is a widely followed, unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is completely reconstituted annually. One cannot invest directly in an index.

13  The Russell 2000® Index is a widely followed, unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is completely reconstituted annually. One cannot invest directly in an index.

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

14  The Consumer Price Index +400bps presents the Consumer Price Index for All Urban Consumers (CPI-U), plus 400 basis points annualized, a measure of the average change over time in the prices paid by urban consumers for consumer goods and services.

15  The Russell 2500TM Value Index is a widely followed, unmanaged index that measures the performance of the small-to mid-cap value segment of the U.S. equity universe, commonly referred to as "smid" cap. It includes those Russell 2500TM companies with relatively low price-to-book ratios and lower forecasted growth values.

16  The Russell 2500TM Index is a widely followed, unmanaged index that measures the performance of the smid cap segment of the U.S. equity universe. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index is completely reconstituted annually.

Expense ratios as stated in the most recent prospectus.

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
First Eagle Global Fund	1.11%	1.87%	0.86%	1.51%	1.10%	1.11%	0.78%
First Eagle Overseas Fund	1.16	1.89	0.88	1.34	1.06	1.20	0.79
First Eagle U.S. Value Fund[17,18]	1.16	1.95	0.89	1.31	1.21	1.13	0.84
First Eagle Gold Fund	1.22	1.95	0.96	1.34	1.11	1.03	0.85
First Eagle Global Income Builder Fund	1.17	1.94	0.93	1.32	1.17	1.16	0.87
First Eagle High Income Fund	1.06	1.84	0.80	1.23	1.49	1.03	0.75
First Eagle Fund of America[17,19]	1.04	1.79	0.70	1.12	1.08	1.35	0.67
First Eagle Small Cap Opportunity Fund[17,20]	1.31	—	1.06	—	—	—	1.07
First Eagle Real Assets Fund[17,21]	6.91	—	6.66	—	—	—	6.66
First Eagle U.S. Smid Cap Opportunity Fund[17,22]	6.94	—	6.69	—	—	—	6.69

17  For the First Eagle U.S. Value Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle U.S. Smid Cap Opportunity Fund, had fees not been waived and/or expenses reimbursed, returns would have been lower.

18  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 29, 2024. This waiver has the effect of reducing the management fee for the term of the waiver from 0.75% to 0.70% on First Eagle U.S. Value Fund.

19  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

is taken into account) to exceed either: (1) 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

20  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.25%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.25%, 1.00% and 1.00% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

21  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.10%, 0.85% and 0.85% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

22  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.20%, 0.95% and 0.95% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

These expense ratios are presented as of March 1, 2022 (except for First Eagle U.S. Smid Cap Opportunity Fund's expense ratios presented as of August 15, 2022) and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. These risks may be more pronounced with respect to investments in emerging markets. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

All securities may be subject to adverse market trends. The value and liquidity of a Fund's portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiments or publicity. This may cause a Fund's portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

The COVID-19 pandemic and related quarantines and restrictions resulted in high unemployment, disruptions to supply chains and customer activity, and general concern and uncertainty, with corresponding impacts on financial markets worldwide. COVID-19 remains a risk with the potential that new variants could lead to increased government restrictions and consumer caution. Additionally, COVID-19 remains a challenge for global supply chain normalization. More recently, a number of major economies, including the United States, are adjusting to reduced levels of market and monetary support following periods of fiscal and monetary interventions, together with rising inflation and increases in interest rate targets by central banks. These circumstances have generated significant market stress and volatility, with market sentiment changing rapidly in response to changes in inflation or interest rate expectations.

To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. Currently, a substantial portion of the companies in which the First Eagle Gold Fund invests are domiciled in Canada, although the mining operations of such companies may take place in other countries. Currently, a substantial portion of the companies in which the First Eagle Global Fund and First Eagle Overseas Fund invest are domiciled in Japan, although the operations of such companies may take place in other countries.

Canada is a significant exporter of natural resources, such as oil, natural gas and agricultural products. As a result, the Canadian economy is susceptible to adverse changes in certain commodities markets. It is also heavily dependent on trading with key partners, including the United States, Mexico, and China. Any reduction in trading with these key partners may adversely affect the Canadian economy. Canada's dependency on the economy of the United States, in particular, makes Canada's economy vulnerable to political and regulatory changes affecting the United States economy. These and other factors could negatively affect a Fund's performance.

A Fund's investments may subject it to the risks associated with investing in the European markets, including the risks associated with the United Kingdom's (''UK'') exit from the European Union (''Brexit''). Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Further, political or economic disruptions in European countries, even in countries in which a Fund is not invested, may adversely affect security values and thus a Fund's holdings.

The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect a Fund. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which also could negatively affect a Fund.

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

The value of a Fund's portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

By investing in its Subsidiary, each of the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Global Real Assets are indirectly exposed to the risks associated with that Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as expected and could adversely affect the Fund.

In addition to investments in larger companies, each Fund may (and the First Eagle Small Cap Opportunity Fund and First Eagle U.S. Smid Cap Opportunity Fund generally will) invest in small and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when a Fund is a large holder of a small company's securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Each Fund (except the First Eagle Small Cap Opportunity Fund and First Eagle U.S. Smid Cap Opportunity Fund) considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. The First Eagle Small Cap Opportunity Fund considers small companies to be companies with market capitalizations not greater than that of the largest company in the Russell 2000 Index at the time of investment. The First Eagle U.S. Smid Cap Opportunity Fund considers small and medium companies to be companies with market capitalizations not greater than that of the largest company in the Russell 2500 Index at the time of investment. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Funds generally consider large companies to be companies with market capitalizations of $10 billion or greater.

Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Investment in gold and gold-related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals including specific changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

If one or more investors in a Fund initiate significant redemptions, it may be necessary to dispose of assets to meet the redemption request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement and can result in a Fund's current expenses being allocated

First Eagle Funds | Annual Report | October 31, 2022

Performance Chart1 (unaudited)

over a smaller asset base, which generally results in an increase in a Fund's expense ratio. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets when a significant investor purchases, redeems or owns a substantial portion of a Fund's shares.

First Eagle High Income and First Eagle Global Income Builder Funds will invest in high yield instruments (commonly known as "high yield" or "junk" bonds) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

First Eagle High Income and Global Income Builder Funds invest in bank loans. These investments potentially expose a Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A Fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and a Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, a Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

Funds that invest in bonds are subject to credit and interest rate risk. The value of a Fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by a Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument's "duration" is a way of measuring a debt instrument's sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. In addition, there is risk of significant future rate moves and related economic and markets impact.

Income generation and dividends are not guaranteed. If dividend paying stocks in the Fund's portfolio stop paying or reduce dividends a Fund's ability to generate income will be adversely affected.

First Eagle Global Real Assets Fund will invest in companies operating in various industries related to real assets. To the extent there is a downturn in one or more of these industries, there would be a larger impact on the Fund than if the Fund's portfolio were more broadly diversified. Factors that may affect these industries include, but are not limited to, government regulation or deregulation, energy conservation and supply/demand, raw material prices, commodities regulation, cost of transport, cost of labor, interest rates, and broad economic developments such as growth or contraction in different markets, currency valuation changes and central bank movements.

An investment strategy that employs a "value" approach may pose a risk to a Fund that such investment strategy may not be successfully achieved. In any Fund, an investment made at a perceived "margin of safety" or "discount to intrinsic or fundamental value" can trade at prices substantially lower than when an investment is made, so that any perceived "margin of safety" or "discount to value" is no guarantee against loss. "Value" investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more "growth" oriented. In such an event, a Fund's investment returns would be expected to lag relative to returns associated with more growth-oriented strategies.

All investments involve the risk of loss.

First Eagle Funds | Annual Report | October 31, 2022

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First Eagle Global Fund

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. This truly global fund is managed with a highly disciplined, bottom-up, value-oriented style.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Fund	Class A	without sales load	-11.90	3.60	5.97
		with sales load	-16.31	2.54	5.43
MSCI World Index			-18.48	6.37	8.94
Consumer Price Index			7.75	3.85	2.57

Asset Allocation* (%)

Sectors* (%)

Consumer Staples	13.6
Financials	13.2
Industrials	10.7
Commodities	10.6
Information Technology	9.4
Energy	8.9
Health Care	6.4
Consumer Discretionary	5.9
Materials	4.8
Communication Services	4.1
Real Estate	3.7
Foreign Government Securities	1.1
Utilities	0.5
Short-Term Investments	7.1

Countries*~ (%)

United States	56.5
Japan	7.0
United Kingdom	6.1
Canada	4.1
France	3.5
Brazil	2.1
South Korea	1.9
Hong Kong	1.9
Switzerland	1.9
Mexico	1.6
China	1.3
Belgium	1.1
Sweden	0.9
Germany	0.8
Taiwan	0.7
Thailand	0.4
Ireland	0.3
Australia	0.2
Norway	0.2
Colombia	0.2
Peru	0.1
Indonesia	0.1
Short-Term Investments	7.1

^  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less, long-term commercial paper (6.3% of total investments) that settles in 91 days or greater and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	10.6
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.7
Oracle Corp. (Software, United States)	3.4
Schlumberger NV (Energy Equipment & Services, United States)	2.4
British American Tobacco plc (Tobacco, United Kingdom)	1.8
Elevance Health, Inc. (Health Care Providers & Services, United States)	1.7
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7
Philip Morris International, Inc. (Tobacco, United States)	1.6
Comcast Corp. (Media, United States)	1.6
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.6
Total	30.1

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Common Stocks — 81.1%
Australia — 0.2%
Newcrest Mining Ltd.	9,296,442	102,960,708
Belgium — 1.1%
Groupe Bruxelles Lambert NV	6,469,396	476,965,415
Brazil — 2.1%
Ambev SA, ADR	135,881,898	413,080,970
Itausa SA (Preference)	102,984,133	214,122,464
Wheaton Precious Metals Corp.	7,776,226	254,204,828
		881,408,262
Canada — 4.1%
Agnico Eagle Mines Ltd.	2,298,700	101,120,190
Barrick Gold Corp.	20,128,459	302,530,739
Franco-Nevada Corp.	769,497	95,077,939
Imperial Oil Ltd.	10,896,401	592,749,498
Nutrien Ltd.	4,138,319	349,687,955
Power Corp. of Canada	13,272,144	329,575,095
		1,770,741,416
China — 1.3%
Alibaba Group Holding Ltd.*	34,738,392	270,087,757
Prosus NV*	6,294,726	272,194,633
		542,282,390
France — 3.5%
Danone SA	10,211,219	507,492,661
Legrand SA	1,954,335	148,929,522
LVMH Moet Hennessy Louis Vuitton SE	145,168	91,600,267
Sanofi	4,031,951	346,981,089
Sodexo SA	3,480,088	308,274,535
Wendel SE	1,067,994	83,626,062
		1,486,904,136
Germany — 0.8%
Brenntag SE	1,126,149	68,330,616
Henkel AG & Co. KGaA (Preference)	4,137,100	260,631,575
		328,962,191

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Hong Kong — 1.9%
CK Asset Holdings Ltd.	37,986,500	210,011,067
Guoco Group Ltd.	12,748,580	111,981,374
Hongkong Land Holdings Ltd.	31,759,300	122,269,746
Hysan Development Co. Ltd.	23,322,348	50,833,311
Jardine Matheson Holdings Ltd.	7,051,271	324,837,977
		819,933,475
Ireland — 0.3%
CRH plc	3,284,015	118,283,185
Japan — 7.0%
Chofu Seisakusho Co. Ltd. (a)	3,224,200	44,031,237
FANUC Corp.	2,720,500	355,981,860
Hirose Electric Co. Ltd.	1,258,915	163,308,262
Hoshizaki Corp.	5,662,600	162,233,463
Keyence Corp.	412,600	155,577,146
Komatsu Ltd.	6,756,000	132,351,356
Mitsubishi Electric Corp.	24,592,300	216,378,143
Mitsubishi Estate Co. Ltd.	24,622,380	309,633,789
MS&AD Insurance Group Holdings, Inc.	11,209,120	296,830,988
Secom Co. Ltd.	6,337,130	361,029,474
Shimano, Inc.	1,517,390	234,805,909
SMC Corp.	442,156	177,482,423
Sompo Holdings, Inc.	7,663,700	319,517,271
T Hasegawa Co. Ltd. (a)	3,002,800	63,875,515
USS Co. Ltd.	1,298,600	19,594,240
		3,012,631,076
Mexico — 1.2%
Fomento Economico Mexicano SAB de CV, ADR	5,421,458	388,284,822
Fresnillo plc	5,590,827	46,742,281
Industrias Penoles SAB de CV	6,401,020	72,613,600
		507,640,703
Norway — 0.2%
Orkla ASA	14,016,004	94,540,167

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
South Korea — 1.7%
Hyundai Mobis Co. Ltd.	999,985	153,377,031
KT&G Corp.	5,242,098	352,067,482
Lotte Confectionery Co. Ltd.	161,797	14,753,278
Lotte Corp.	913,277	20,871,265
Namyang Dairy Products Co. Ltd.	7,644	1,949,227
NAVER Corp.	629,662	74,689,451
Samsung Electronics Co. Ltd. (Preference)	3,025,981	113,086,695
		730,794,429
Sweden — 0.9%
Investor AB, Class A	4,970,940	84,529,673
Investor AB, Class B	11,255,824	183,702,005
Svenska Handelsbanken AB, Class A	12,783,537	118,772,284
		387,003,962
Switzerland — 1.8%
Cie Financiere Richemont SA (Registered)	5,088,998	497,365,875
Schindler Holding AG	1,798,637	293,296,461
		790,662,336
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,606,256	283,515,057
Thailand — 0.4%
Bangkok Bank PCL, NVDR	47,278,400	181,047,499
United Kingdom — 6.1%
BAE Systems plc	30,239,911	282,851,127
Berkeley Group Holdings plc (a)	6,766,463	269,219,704
British American Tobacco plc	19,154,797	756,489,459
Haleon plc*	68,822,768	211,041,966
Lloyds Banking Group plc	437,703,164	210,214,807
Reckitt Benckiser Group plc	4,483,021	297,511,292
Unilever plc	12,894,404	588,529,913
		2,615,858,268
United States — 45.8%
Alphabet, Inc., Class A*	2,694,360	254,643,964
Alphabet, Inc., Class C*	3,980,259	376,771,317

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
United States — 45.8% (continued)
American Express Co.	2,268,791	336,802,024
Analog Devices, Inc.	2,464,848	351,536,622
Bank of New York Mellon Corp. (The)	11,504,615	484,459,338
Becton Dickinson and Co.	1,130,197	266,692,586
Berkshire Hathaway, Inc., Class A*	728	323,996,400
Boston Properties, Inc., REIT	2,154,970	156,666,319
Brown & Brown, Inc.	3,486,931	204,996,674
CH Robinson Worldwide, Inc. (a)	7,426,526	725,720,121
Charles Schwab Corp. (The)	2,951,646	235,157,637
Colgate-Palmolive Co.	7,218,573	533,019,430
Comcast Corp., Class A	21,961,227	697,049,345
Cummins, Inc.	1,455,755	355,946,655
Deere & Co.	658,326	260,578,597
Dentsply Sirona, Inc.	6,900,950	212,687,279
Douglas Emmett, Inc., REIT	8,215,068	144,503,046
DR Horton, Inc.	1,345,092	103,410,673
Elevance Health, Inc.	1,329,736	727,059,753
Embecta Corp.	226,039	6,989,126
Equity Residential, REIT	4,091,633	257,854,712
Expeditors International of Washington, Inc.	1,875,971	183,563,762
Exxon Mobil Corp.	14,460,804	1,602,401,691
Fidelity National Information Services, Inc.	1,678,512	139,299,711
Flowserve Corp. (a)	7,892,216	226,348,755
GSK plc	7,314,932	119,826,623
HCA Healthcare, Inc.	3,109,934	676,317,347
IPG Photonics Corp.* (a)	3,097,302	265,314,889
J.G. Boswell Co.	2,485	2,248,925
Kraft Heinz Co. (The)	4,471,740	172,027,838
Meta Platforms, Inc., Class A*	3,855,034	359,134,968
Microsoft Corp.	1,584,979	367,921,175
Mills Music Trust (a)	31,592	1,200,812
Nestle SA (Registered)	3,086,462	335,988,556
Newmont Corp.	7,901,033	334,371,717
NOV, Inc. (a)	26,905,276	602,678,182

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares		Value ($)
United States — 45.8% (continued)
Oracle Corp.		18,452,220	1,440,564,815
Philip Morris International, Inc.		7,595,711	697,666,055
PPG Industries, Inc.		842,157	96,157,486
Ross Stores, Inc.		2,633,277	251,978,276
Royal Gold, Inc.		1,332,749	126,557,845
RPM International, Inc.		174,428	16,495,656
Salesforce, Inc.*		1,385,077	225,199,669
Schlumberger NV		19,905,698	1,035,693,467
Teradata Corp.*		4,979,250	157,294,508
Texas Instruments, Inc.		2,333,362	374,807,938
Travelers Cos., Inc. (The)		1,415,688	261,137,809
UGI Corp.		6,123,570	216,345,728
Union Pacific Corp.		783,660	154,490,732
Universal Health Services, Inc., Class B		3,368,166	390,269,394
US Bancorp		6,565,740	278,715,663
W.R. Berkley Corp.		2,398,044	178,366,513
Walmart, Inc.		1,383,386	196,897,329
Wells Fargo & Co.		6,275,140	288,593,689
Weyerhaeuser Co., REIT		10,347,140	320,037,040
Willis Towers Watson plc		2,553,725	557,248,332
			19,669,704,513
Total Common Stocks (Cost $27,100,759,551)			34,801,839,188
	Ounces
Commodities — 10.5%
Gold bullion* (Cost $2,917,123,385)		2,775,387	4,530,486,527
	Principal Amount ($)
Foreign Government Securities — 1.1%
Colombia — 0.2%
Titulos de Tesoreria Series B, 5.75%, 11/3/2027‡	COP	504,289,700,000	73,916,471

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)		Value ($)
Indonesia — 0.1%
Republic of Indonesia 8.38%, 3/15/2024	IDR	853,795,000,000	55,823,605
Mexico — 0.4%
Mex Bonos Desarr Fix Rt Series M, 8.00%, 12/7/2023	MXN	911,940,000	44,747,795
Series M 20, 10.00%, 12/5/2024	MXN	816,590,000	41,022,427
Series M, 5.75%, 3/5/2026	MXN	1,813,230,000	80,688,371
			166,458,593
Peru — 0.1%
Republic of Peru 8.20%, 8/12/2026‡ (b)	PEN	221,343,000	57,335,959
South Korea — 0.3%
Republic of Korea 1.25%, 3/10/2026	KRW	158,937,690,000	101,330,370
Total Foreign Government Securities (Cost $574,414,953)			454,864,998
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡ (Cost $5,103,390)		5,467,000	5,207,318
	Number of Warrants
Warrants — 0.0% (c)
Switzerland — 0.0% (c)
Cie Financiere Richemont SA, expiring 11/22/2023, price 67.00* (Cost $—)		11,129,290	5,446,000
	Principal Amount ($)
Short-Term Investments — 7.1%
Commercial Paper — 7.0%
Amazon.com, Inc. 2.67%, 11/21/2022 (d)		38,000,000	37,919,978
3.07%, 12/13/2022 (d)		50,000,000	49,774,609
Apple, Inc. 3.23%, 12/14/2022 (b)(d)		58,649,000	58,379,260
3.55%, 12/20/2022 (b)(d)		75,000,000	74,604,167

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 7.0% (continued)
BNG Bank NV 2.79%, 11/17/2022 (b)(d)	87,499,000	87,351,533
CenterPoint Energy, Inc. 3.40%, 11/1/2022 (d)	49,408,000	49,403,356
Credit Agricole Corporate and Investment Bank 3.02%, 11/1/2022 (d)	46,735,000	46,730,992
DuPont de Nemours, Inc. 3.86%, 11/8/2022 (b)(d)	14,500,000	14,487,559
Engie SA 2.85%, 12/7/2022 (d)	57,814,000	57,572,695
3.16%, 12/8/2022 (d)	98,600,000	98,176,507
3.15%, 12/12/2022 (d)	52,915,000	52,661,643
4.35%, 1/26/2023 (d)	100,000,000	98,929,900
4.43%, 1/30/2023 (d)	50,000,000	49,435,295
Entergy Corp. 3.25%, 11/1/2022 (b)(d)	30,193,000	30,190,243
Export Development Canada 2.56%, 11/7/2022 (d)	18,606,000	18,593,482
2.73%, 11/9/2022 (d)	16,912,000	16,897,286
2.77%, 11/15/2022 (d)	22,400,000	22,366,960
2.73%, 11/18/2022 (d)	37,091,000	37,024,793
2.98%, 11/21/2022 (d)	100,000,000	99,790,000
General Motors Financial Co., Inc. 3.55%, 11/1/2022 (d)	82,347,000	82,338,791
Henkel US Operations Corp. 2.57%, 11/2/2022 (b)(d)	42,401,000	42,393,681
Hydro-Quebec 2.66%, 11/18/2022 (d)	29,600,000	29,547,386
Kreditanstalt fuer Wiederaufbau 2.71%, 11/1/2022 (b)(d)	70,000,000	69,995,178
2.72%, 11/8/2022 (b)(d)	84,092,000	84,041,508
2.83%, 11/16/2022 (b)(d)	43,110,000	43,052,367
2.82%, 11/29/2022 (b)(d)	35,301,000	35,206,191
Linde, Inc. 3.64%, 1/13/2023 (d)	58,850,000	58,363,340
LVMH Moet Hennessy Louis Vuitton SE 2.78%, 12/2/2022 (b)(d)	48,400,000	48,235,956
2.79%, 12/5/2022 (d)	55,266,000	55,060,856

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 7.0% (continued)
3.23%, 12/14/2022 (b)(d)	48,932,000	48,702,764
4.20%, 1/24/2023 (b)(d)	105,500,000	104,433,117
4.15%, 2/3/2023 (b)(d)	49,475,000	48,907,460
MetLife Short Term Funding LLC 2.67%, 11/16/2022 (d)	14,000,000	13,977,749
Nederlandse Waterschapsbank NV 2.67%, 11/4/2022 (b)(d)	92,109,000	92,075,298
2.67%, 11/7/2022 (b)(d)	92,109,000	92,046,494
Nestle Finance International Ltd. 2.79%, 12/5/2022 (b)(d)	87,893,000	87,580,418
3.84%, 1/31/2023 (b)(d)	90,800,000	89,841,889
NRW Bank 2.71%, 11/10/2022 (b)(d)	100,000,000	99,907,611
2.79%, 11/22/2022 (d)	55,300,000	55,184,051
2.90%, 12/6/2022 (d)	36,311,000	36,183,476
3.41%, 12/15/2022 (b)(d)	74,500,000	74,171,269
2.93%, 12/22/2022 (d)	21,407,000	21,298,281
Oesterreichische Kontrollbank AG 4.09%, 1/17/2023 (d)	35,200,000	34,877,240
Province of Quebec 2.54%, 11/3/2022 (b)(d)	87,599,000	87,576,363
2.68%, 11/22/2022 (b)(d)	54,750,000	54,632,428
2.83%, 11/30/2022 (b)(d)	36,749,000	36,639,365
3.86%, 1/23/2023 (b)(d)	49,525,000	49,052,597
3.99%, 1/25/2023 (b)(d)	29,550,000	29,260,645
PSP Capital, Inc. 2.73%, 11/4/2022 (d)	46,055,000	46,038,282
3.45%, 12/15/2022 (d)	19,045,000	18,953,703
3.69%, 1/9/2023 (d)	39,200,000	38,891,071
3.91%, 1/17/2023 (d)	29,150,000	28,888,777
3.97%, 1/20/2023 (b)(d)	50,000,000	49,531,212
4.13%, 1/23/2023 (d)	50,000,000	49,510,234
4.17%, 1/27/2023 (b)(d)	31,200,000	30,876,706
Siemens Capital Co. LLC 3.94%, 1/20/2023 (d)	50,000,000	49,542,462
Total Commercial Paper (Cost $3,018,686,335)		3,017,106,474

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 2.64%, 11/17/2022 (d)	15,000,000	14,981,035
2.96%, 12/1/2022 (d)(e)	15,000,000	14,956,968
Total U.S. Treasury Obligations (Cost $29,945,717)		29,938,003
	Shares
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 2.84% (f) (Cost $76,724)	76,724	76,724
Total Short-Term Investments (Cost $3,048,708,776)		3,047,121,201
Total Investments — 99.8% (Cost $33,646,110,055)		42,844,965,232
Other Assets Less Liabilities — 0.2%		84,415,226
Net Assets — 100.0%		42,929,380,458

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at October 31, 2022 amounted to $1,720,509,238, which represents approximately 4.01% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown was the current yield as of October 31, 2022.

(e)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(f)  Represents 7-day effective yield as of October 31, 2022.

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,128,371,152
Aggregate gross unrealized depreciation	(3,362,044,343)
Net unrealized appreciation	$8,766,326,809
Federal income tax cost	$34,078,041,910

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Forward Foreign Currency Exchange Contracts outstanding as of October 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	72,618,227	GBP	62,729,000	JPMorgan Chase Bank	11/16/2022	$653,543
Total unrealized appreciation						653,543
USD	66,747,194	GBP	59,209,000	Goldman Sachs	12/14/2022	(1,250,056)
Total unrealized depreciation						(1,250,056)
Net unrealized depreciation						$(596,513)

Abbreviations

ADR  — American Depositary Receipt

COP  — Colombian Peso

Fix Rt  — Fixed Rate

GBP  — British Pound

IDR  — Indonesian Rupiah

KRW  — South Korean Won

MXN  — Mexican Peso

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at October 31, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales
Common Stocks — 5.5%
Japan — 0.3%
Chofu Seisakusho Co. Ltd.	3,224,200	$58,257,118	$—	$—
T Hasegawa Co. Ltd.	3,002,800	73,329,979	—	—
		131,587,097	—	—
United Kingdom — 0.6%
Berkeley Group Holdings plc	6,766,463	283,752,032	99,055,817	—
United States — 4.6%
CH Robinson Worldwide, Inc.	7,426,526	720,298,757	—	—
Flowserve Corp.	7,892,216	265,336,302	—	—
IPG Photonics Corp.*	3,097,302	268,210,435	157,726,534	—
Mills Music Trust	31,592	1,927,112	—	—
NOV, Inc.	26,905,276	347,665,829	47,265,079	(17,287,636)
Teradata Corp.*^	4,979,250	546,281,084	—	(178,972,996)
		2,149,719,519	204,991,613	(196,260,632)
Total Common Stocks		2,565,058,648	304,047,430	(196,260,632)
Total		$2,565,058,648	$304,047,430	$(196,260,632)

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2022

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value October 31, 2022	Dividend Income
Common Stocks — 5.5%
Japan — 0.3%
Chofu Seisakusho Co. Ltd.	$—	$(14,225,881)	$44,031,237	$837,357
T Hasegawa Co. Ltd.	—	(9,454,464)	63,875,515	1,322,344
	—	(23,680,345)	107,906,752	2,159,701
United Kingdom — 0.6%
Berkeley Group Holdings plc	—	(113,588,145)	269,219,704	1,569,809
United States — 4.6%
CH Robinson Worldwide, Inc.	—	5,421,364	725,720,121	16,338,357
Flowserve Corp.	—	(38,987,547)	226,348,755	6,313,773
IPG Photonics Corp.*	—	(160,622,080)	265,314,889	—
Mills Music Trust	—	(726,300)	1,200,812	96,166
NOV, Inc.	(32,766,366)	257,801,276	602,678,182	4,959,941
Teradata Corp.*^	(7,931,408)	(202,082,172)	157,294,508	—
	(40,697,774)	(139,195,459)	1,978,557,267	27,708,237
Total Common Stocks	(40,697,774)	(276,463,949)	2,355,683,723	31,437,747
Total	$(40,697,774)	$(276,463,949)	$2,355,683,723	$31,437,747

*  Non-income producing security.

^  Represents an unaffiliated issuer as of October 31, 2022.

See Notes to Financial Statements.
First Eagle Funds | Annual Report | October 31, 2022

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First Eagle Overseas Fund

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on seeking securities that may be undervalued.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Overseas Fund	Class A	without sales load	-15.62	0.05	3.50
		with sales load	-19.85	-0.96	2.97
MSCI EAFE Index			-23.00	-0.09	4.13
Consumer Price Index			7.75	3.85	2.57

Asset Allocation* (%)

Sectors* (%)

Consumer Staples	20.6
Financials	14.7
Industrials	12.4
Commodities	10.6
Consumer Discretionary	8.2
Materials	8.1
Energy	6.2
Real Estate	4.8
Health Care	4.3
Information Technology	3.2
Foreign Government Securities	2.2
Communication Services	1.0
Short-Term Investments	3.7

Countries*~ (%)

United States	16.3
Japan	15.8
United Kingdom	11.1
Canada	8.6
France	6.5
Hong Kong	4.4
South Korea	4.2
Brazil	3.5
Switzerland	3.0
Mexico	2.9
Netherlands	2.7
Sweden	2.6
Singapore	2.5
Belgium	2.1
China	1.9
Germany	1.9
Taiwan	1.4
Thailand	0.9
Chile	0.9
Norway	0.8
Ireland	0.5
Turkey	0.4
Faroe Islands	0.4
Colombia	0.3
Australia	0.3
Peru	0.2
Indonesia	0.2
Short-Term Investments	3.7

^  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.4% of total investments) that settles in 90 days or less, long-term commercial paper (3.1% of total investments) that settles in 91 days or greater and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption in urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	10.6
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	4.1
British American Tobacco plc (Tobacco, United Kingdom)	3.0
Unilever plc (Personal Products, United Kingdom)	2.4
Danone SA (Food Products, France)	2.3
Willis Towers Watson plc (Insurance, United States)	2.2
Groupe Bruxelles Lambert NV (Diversified Financial Services, Belgium)	2.1
Shell plc (Oil, Gas & Consumable Fuels, Netherlands)	2.1
Ambev SA (Beverages, Brazil)	2.0
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9
Total	32.7

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Common Stocks — 83.4%
Australia — 0.3%
Newcrest Mining Ltd.	2,725,136	30,181,647
Belgium — 2.2%
Groupe Bruxelles Lambert NV	3,140,042	231,504,060
Legris Industries SE*‡ (a)(b)(c)	905,366	14,924,062
		246,428,122
Brazil — 3.5%
Ambev SA, ADR	72,445,785	220,235,186
Itausa SA (Preference)	47,442,852	98,642,190
Wheaton Precious Metals Corp.	2,324,671	75,993,495
		394,870,871
Canada — 8.6%
Agnico Eagle Mines Ltd.	717,589	31,566,858
Barrick Gold Corp.	5,379,581	80,855,103
Franco-Nevada Corp.	224,985	27,798,822
Imperial Oil Ltd.	8,488,821	461,780,397
Nutrien Ltd.	2,312,816	195,432,952
Power Corp. of Canada	6,759,452	167,851,331
		965,285,463
Chile — 0.9%
Cia Cervecerias Unidas SA, ADR (a)	9,392,572	101,533,703
China — 1.9%
Alibaba Group Holding Ltd.*	13,533,428	105,221,140
Prosus NV*	2,571,207	111,183,353
		216,404,493
Faroe Islands — 0.4%
Bakkafrost P/F	801,656	40,097,137
France — 6.5%
Danone SA	5,117,957	254,359,995
Laurent-Perrier (a)	558,938	54,469,274
Legrand SA	812,472	61,914,189
LVMH Moet Hennessy Louis Vuitton SE	33,358	21,048,728
Sanofi	1,917,334	165,001,668

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
France — 6.5% (continued)
Sodexo SA	1,563,795	138,524,708
Wendel SE	493,657	38,654,329
		733,972,891
Germany — 1.9%
Brenntag SE	628,298	38,122,832
FUCHS PETROLUB SE (Preference)	2,322,615	66,517,530
Henkel AG & Co. KGaA (Preference)	1,698,517	107,004,220
		211,644,582
Hong Kong — 4.4%
CK Asset Holdings Ltd.	19,475,000	107,668,922
Great Eagle Holdings Ltd.	22,777,700	41,771,814
Guoco Group Ltd.	7,806,340	68,569,572
Hongkong Land Holdings Ltd.	15,883,500	61,149,695
Hysan Development Co. Ltd.	17,500,405	38,143,824
Jardine Matheson Holdings Ltd.	3,892,300	179,310,490
		496,614,317
Ireland — 0.5%
CRH plc	1,586,739	57,150,939
Japan — 15.8%
As One Corp.	1,404,380	59,886,125
Chofu Seisakusho Co. Ltd. (a)	1,829,100	24,979,077
Daiichikosho Co. Ltd. (a)	2,866,280	82,184,041
FANUC Corp.	1,259,640	164,825,947
Hirose Electric Co. Ltd.	758,730	98,423,545
Hoshizaki Corp.	2,554,200	73,177,818
Kansai Paint Co. Ltd.	3,986,530	52,020,990
Keyence Corp.	164,800	62,140,363
Komatsu Ltd.	3,814,300	74,722,880
Mitsubishi Electric Corp.	11,266,300	99,127,820
Mitsubishi Estate Co. Ltd.	15,918,150	200,175,495
MS&AD Insurance Group Holdings, Inc.	4,764,500	126,169,694
Nagaileben Co. Ltd.	1,687,224	23,155,183
Nihon Kohden Corp.	1,740,100	38,964,575
Pilot Corp.	477,500	18,564,864

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Japan — 15.8% (continued)
Secom Co. Ltd.	3,108,600	177,098,501
Shimano, Inc.	694,470	107,464,567
SK Kaken Co. Ltd.	87,561	22,332,633
SMC Corp.	208,990	83,889,061
Sompo Holdings, Inc.	3,104,300	129,425,403
T Hasegawa Co. Ltd.	1,906,436	40,553,677
USS Co. Ltd.	560,300	8,454,222
Yokogawa Electric Corp.	13,600	227,407
		1,767,963,888
Mexico — 2.3%
Fomento Economico Mexicano SAB de CV, ADR	2,689,571	192,627,075
Fresnillo plc	1,426,722	11,928,153
Grupo Mexico SAB de CV, Series B	6,905,948	25,036,806
Industrias Penoles SAB de CV	2,246,692	25,486,625
		255,078,659
Netherlands — 2.7%
HAL Trust	631,823	72,796,262
Shell plc	8,311,366	230,267,288
		303,063,550
Norway — 0.8%
Orkla ASA	13,903,113	93,778,699
Singapore — 1.8%
Haw Par Corp. Ltd. (a)	19,447,213	129,829,745
United Overseas Bank Ltd.	828,500	16,254,174
UOL Group Ltd.	14,128,300	61,709,449
		207,793,368
South Korea — 3.9%
Fursys, Inc. (a)	872,463	16,775,972
Hyundai Mobis Co. Ltd.	505,396	77,517,301
KT&G Corp.	2,525,785	169,635,662
Lotte Confectionery Co. Ltd.	104,605	9,538,290
Lotte Corp.	772,717	17,659,025
Namyang Dairy Products Co. Ltd.	4,387	1,118,689
Namyang Dairy Products Co. Ltd. (Preference) (a)	15,711	2,237,746

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
South Korea — 3.9% (continued)
NAVER Corp.	258,729	30,690,000
NongShim Co. Ltd.	203,663	43,140,254
Samsung Electronics Co. Ltd. (Preference)	1,863,921	69,658,291
		437,971,230
Sweden — 2.6%
Industrivarden AB, Class A	123,708	2,801,725
Industrivarden AB, Class C	1,572,517	35,311,527
Investor AB, Class A	2,230,372	37,926,955
Investor AB, Class B	8,384,352	136,837,807
L E Lundbergforetagen AB, Class B	63,109	2,490,763
Svenska Handelsbanken AB, Class A	8,041,032	74,709,506
		290,078,283
Switzerland — 3.0%
Cie Financiere Richemont SA (Registered)	2,206,863	215,684,570
Schindler Holding AG	724,861	118,200,152
		333,884,722
Taiwan — 1.4%
Taiwan Secom Co. Ltd.	8,545,694	24,482,542
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,158,747	132,870,878
		157,353,420
Thailand — 0.9%
Bangkok Bank PCL, NVDR	21,880,059	83,787,310
Thai Beverage PCL	52,214,985	21,215,169
		105,002,479
Turkey — 0.4%
AG Anadolu Grubu Holding A/S	9,784,125	45,230,077
United Kingdom — 11.1%
BAE Systems plc	13,135,620	122,864,942
Berkeley Group Holdings plc	2,497,480	99,368,138
British American Tobacco plc	8,552,722	337,776,696
Great Portland Estates plc, REIT	3,302,520	19,467,692
Haleon plc*	26,953,694	82,652,307
Hiscox Ltd.	5,212,439	53,697,054
Lloyds Banking Group plc	217,111,612	104,271,752

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares		Value ($)
United Kingdom — 11.1% (continued)
Reckitt Benckiser Group plc		2,333,629	154,869,000
Unilever plc		5,850,523	267,031,170
			1,241,998,751
United States — 5.5%
GSK plc		3,695,113	60,530,011
Nestle SA (Registered)		1,440,734	156,836,578
Newmont Corp.		2,665,290	112,795,073
Royal Gold, Inc.		417,668	39,661,753
Willis Towers Watson plc		1,144,034	249,639,659
			619,463,074
Total Common Stocks (Cost $8,333,105,235)			9,352,844,365
	Ounces
Commodities — 10.6%
Gold bullion* (Cost $666,559,699)		727,675	1,187,841,810
	Principal Amount ($)
Foreign Government Securities — 2.2%
Colombia — 0.3%
Titulos de Tesoreria Series B, 5.75%, 11/3/2027‡	COP	231,789,600,000	33,974,656
Indonesia — 0.2%
Republic of Indonesia 8.38%, 3/15/2024	IDR	267,431,000,000	17,485,418
Mexico — 0.6%
Mex Bonos Desarr Fix Rt Series M, 8.00%, 12/7/2023	MXN	377,210,000	18,509,239
Series M 20, 10.00%, 12/5/2024	MXN	388,030,000	19,493,176
Series M, 5.75%, 3/5/2026	MXN	665,860,000	29,630,636
			67,633,051
Peru — 0.2%
Republic of Peru 8.20%, 8/12/2026‡ (d)	PEN	90,458,000	23,431,942

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)		Value ($)
Singapore — 0.6%
Republic of Singapore 1.25%, 11/1/2026‡	SGD	108,048,000	70,831,128
South Korea — 0.3%
Republic of Korea 1.25%, 3/10/2026	KRW	59,926,230,000	38,205,834
Total Foreign Government Securities (Cost 305,014,061)			251,562,029
	Number of Warrants
Warrants — 0.0% (e)
Switzerland — 0.0% (e)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $—)		4,875,589	2,385,818
	Principal Amount ($)
Short-Term Investments — 3.7%
Commercial Paper — 3.5%
BNG Bank NV 2.79%, 11/17/2022 (d)(f)		11,065,000	11,046,352
CenterPoint Energy, Inc. 3.40%, 11/1/2022 (f)		11,013,000	11,011,964
Credit Agricole Corporate and Investment Bank 3.02%, 11/1/2022 (f)		10,417,000	10,416,107
Engie SA 2.85%, 12/7/2022 (f)		7,186,000	7,156,007
3.15%, 12/12/2022 (f)		44,472,000	44,259,068
Entergy Corp. 3.25%, 11/1/2022 (d)(f)		6,730,000	6,729,386
Export Development Canada 2.56%, 11/7/2022 (f)		1,594,000	1,592,928
2.73%, 11/9/2022 (f)		5,119,000	5,114,546
2.77%, 11/15/2022 (f)		20,000,000	19,970,500
2.73%, 11/18/2022 (f)		4,871,000	4,862,305
General Motors Financial Co., Inc. 3.55%, 11/1/2022 (f)		18,355,000	18,353,170
Henkel US Operations Corp. 2.57%, 11/2/2022 (d)(f)		7,599,000	7,597,688

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 3.5% (continued)
Kreditanstalt fuer Wiederaufbau 2.71%, 11/1/2022 (d)(f)	20,000,000	19,998,622
2.72%, 11/8/2022 (d)(f)	25,454,000	25,438,716
2.83%, 11/16/2022 (d)(f)	6,072,000	6,063,883
2.82%, 11/29/2022 (d)(f)	14,699,000	14,659,523
LVMH Moet Hennessy Louis Vuitton SE 2.79%, 12/5/2022 (f)	4,734,000	4,716,428
3.23%, 12/14/2022 (d)(f)	20,568,000	20,471,643
Nederlandse Waterschapsbank NV 2.67%, 11/4/2022 (d)(f)	7,891,000	7,888,113
2.67%, 11/7/2022 (d)(f)	7,891,000	7,885,645
Nestle Finance International Ltd. 2.79%, 12/5/2022 (d)(f)	40,207,000	40,064,008
NRW Bank 2.90%, 12/6/2022 (f)	13,689,000	13,640,924
2.93%, 12/22/2022 (f)	9,793,000	9,743,265
Province of Quebec 2.54%, 11/3/2022 (d)(f)	15,701,000	15,696,942
2.68%, 11/22/2022 (d)(f)	30,000,000	29,935,577
2.83%, 11/30/2022 (d)(f)	15,301,000	15,255,352
PSP Capital, Inc. 2.73%, 11/4/2022 (f)	3,945,000	3,943,568
3.45%, 12/15/2022 (f)	8,005,000	7,966,626
Total Commercial Paper (Cost $391,696,455)		391,478,856
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills 2.64%, 11/17/2022 (f)	10,000,000	9,987,357
2.96%, 12/1/2022 (f)(g)	10,000,000	9,971,312
Total U.S. Treasury Obligations (Cost $19,963,811)		19,958,669

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Investment Companies — 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares 2.84% (h) (Cost $31,172)	31,172	31,172
Total Short-Term Investments (Cost $411,691,438)		411,468,697
Total Investments — 99.9% (Cost $9,716,370,433)		11,206,102,719
Other Assets Less Liabilities — 0.1%		11,833,720
Net Assets — 100.0%		11,217,936,439

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Security fair valued as of October 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at October 31, 2022 amounted to $14,924,062, which represents approximately 0.13% of net assets of the Fund.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$16.48

(d)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at October 31, 2022 amounted to $252,163,392, which represents approximately 2.25% of net assets of the Fund.

(e)  Represents less than 0.05% of net assets.

(f)  The rate shown was the current yield as of October 31, 2022.

(g)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(h)  Represents 7-day effective yield as of October 31, 2022.

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,645,407,188
Aggregate gross unrealized depreciation	(1,599,774,715)
Net unrealized appreciation	$1,045,632,473
Federal income tax cost	$10,160,216,818

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Forward Foreign Currency Exchange Contracts outstanding as of October 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,978,714	GBP	26,760,000	JPMorgan Chase Bank	11/16/2022	$278,800
Total unrealized appreciation						278,800
USD	28,418,484	GBP	25,209,000	Goldman Sachs	12/14/2022	(532,228)
Total unrealized depreciation						(532,228)
Net unrealized depreciation						$(253,428)

Abbreviations

ADR  — American Depositary Receipt

COP  — Colombian Peso

Fix Rt  — Fixed Rate

GBP  — British Pound

IDR  — Indonesian Rupiah

KRW  — South Korean Won

MXN  — Mexican Peso

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Affiliated Securities

Security Description	Shares at October 31, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales
Common Stocks — 3.9%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	905,366	$20,293,634	$—	$—
Chile — 0.9%
Cia Cervecerias Unidas SA	9,392,572	158,828,392	—	—
France — 0.5%
Laurent-Perrier	558,938	62,287,158	—	—
Japan — 1.0%
Chofu Seisakusho Co. Ltd.	1,829,100	33,049,468	—	—
Daiichikosho Co. Ltd.	2,866,280	104,073,016	—	—
		137,122,484	—	—
Singapore — 1.2%
Haw Par Corp. Ltd.	19,447,213	181,739,911	—	—
South Korea — 0.2%
Fursys, Inc.	872,463	29,143,019	—	—
Namyang Dairy Products Co. Ltd. (Preference)	15,711	3,049,776	—	—
		32,192,795	—	—
Total Common Stocks		592,464,374	—	—
Total		$592,464,374	$—	$—

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2022

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value October 31, 2022	Dividend Income
Common Stocks — 3.9%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	$—	$(5,369,572)	$14,924,062	$—
Chile — 0.9%
Cia Cervecerias Unidas SA	—	(57,294,689)	101,533,703	11,040,861
France — 0.5%
Laurent-Perrier	—	(7,817,884)	54,469,274	967,915
Japan — 1.0%
Chofu Seisakusho Co. Ltd.	—	(8,070,391)	24,979,077	474,669
Daiichikosho Co. Ltd.	—	(21,888,975)	82,184,041	2,207,190
	—	(29,959,366)	107,163,118	2,681,859
Singapore — 1.2%
Haw Par Corp. Ltd.	—	(51,910,166)	129,829,745	4,207,957
South Korea — 0.2%
Fursys, Inc.	—	(12,367,047)	16,775,972	674,805
Namyang Dairy Products Co. Ltd. (Preference)	—	(812,030)	2,237,746	11,610
	—	(13,179,077)	19,013,718	686,415
Total Common Stocks	—	(165,530,754)	426,933,620	19,585,007
Total	$—	$(165,530,754)	$426,933,620	$19,585,007

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of October 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at October 31, 2022 amounted to $14,924,062, which represents approximately 0.13% of net assets of the Fund.

(b)  Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

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First Eagle U.S. Value Fund

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in seeking to achieve its investment objective.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle U.S. Value Fund	Class A	without sales charge	-9.12	5.74	7.23
		with sales charge	-13.66	4.66	6.69
S&P 500 Index			-14.61	10.44	12.79
Consumer Price Index			7.75	3.85	2.57

Asset Allocation* (%)

Sectors* (%)

Financials	13.2
Information Technology	12.7
Energy	12.1
Commodities	10.4
Health Care	9.7
Industrials	9.1
Consumer Staples	7.3
Communication Services	6.6
Materials	4.3
Real Estate	3.2
Consumer Discretionary	1.2
Utilities	0.8
Short-Term Investments	9.4

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (3.7% of total investments) that settles in 90 days or less, long-term commercial paper (4.8% of total investments) that settles in 91 days or greater and other short-term investments (0.9% of total investments), such as U.S. treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	10.4
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	5.0
Oracle Corp. (Software, United States)	4.2
Philip Morris International, Inc. (Tobacco, United States)	3.3
Elevance Health, Inc. (Health Care Providers & Services, United States)	3.0
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.0
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.8
Comcast Corp. (Media, United States)	2.6
Colgate-Palmolive Co. (Household Products, United States)	2.4
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.2
Total	38.9

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Common Stocks — 76.3%
Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.*	240,464	11,650,481
Air Freight & Logistics — 3.7%
CH Robinson Worldwide, Inc.	330,334	32,280,238
Expeditors International of Washington, Inc.	94,942	9,290,075
		41,570,313
Banks — 2.2%
US Bancorp	345,798	14,679,125
Wells Fargo & Co.	235,971	10,852,306
		25,531,431
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The)	602,359	25,365,338
Charles Schwab Corp. (The)	153,075	12,195,485
		37,560,823
Chemicals — 1.6%
Nutrien Ltd. (Canada)	158,929	13,429,501
PPG Industries, Inc.	37,118	4,238,133
RPM International, Inc.	6,621	626,148
		18,293,782
Consumer Finance — 1.3%
American Express Co.	100,738	14,954,556
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class A*	38	16,911,900
Electronic Equipment, Instruments & Components — 1.3%
IPG Photonics Corp.*	172,551	14,780,719
Energy Equipment & Services — 4.1%
NOV, Inc.	999,361	22,385,686
Schlumberger NV	471,530	24,533,706
		46,919,392
Equity Real Estate Investment Trusts (REITs) — 3.2%
Boston Properties, Inc.	90,032	6,545,326
Douglas Emmett, Inc.	344,416	6,058,278
Equity Residential	188,465	11,877,064
Weyerhaeuser Co.	401,701	12,424,612
		36,905,280

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Food & Staples Retailing — 0.7%
Walmart, Inc.	58,370	8,307,802
Food Products — 0.7%
Kraft Heinz Co. (The)	206,681	7,951,018
Gas Utilities — 0.8%
UGI Corp.	242,612	8,571,482
Health Care Equipment & Supplies — 1.9%
Becton Dickinson and Co.	44,564	10,515,767
Dentsply Sirona, Inc.	350,379	10,798,681
Embecta Corp.	8,912	275,559
		21,590,007
Health Care Providers & Services — 7.8%
Elevance Health, Inc.	63,079	34,489,705
HCA Healthcare, Inc.	157,427	34,235,649
Universal Health Services, Inc., Class B	170,425	19,747,145
		88,472,499
Household Durables — 0.3%
DR Horton, Inc.	51,378	3,949,941
Household Products — 2.4%
Colgate-Palmolive Co.	376,279	27,784,441
Insurance — 4.2%
Brown & Brown, Inc.	197,669	11,620,960
Travelers Cos., Inc. (The)	78,023	14,392,123
W.R. Berkley Corp.	94,520	7,030,398
Willis Towers Watson plc	67,171	14,657,384
		47,700,865
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A*	145,960	13,794,679
Alphabet, Inc., Class C*	167,497	15,855,266
Meta Platforms, Inc., Class A*	170,629	15,895,798
		45,545,743
IT Services — 0.5%
Fidelity National Information Services, Inc.	63,699	5,286,380

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Machinery — 3.7%
Cummins, Inc.	73,903	18,070,023
Deere & Co.	33,728	13,350,217
Flowserve Corp.	378,708	10,861,345
		42,281,585
Media — 2.6%
Comcast Corp., Class A	920,308	29,210,576
Metals & Mining — 2.7%
Agnico Eagle Mines Ltd. (Canada)	82,024	3,608,249
Barrick Gold Corp. (Canada)	522,110	7,847,313
Franco-Nevada Corp. (Canada)	21,527	2,659,845
Newcrest Mining Ltd. (Australia)	236,346	2,617,598
Newmont Corp.	252,516	10,686,477
Royal Gold, Inc.	38,764	3,681,030
		31,100,512
Oil, Gas & Consumable Fuels — 5.0%
Exxon Mobil Corp.	517,613	57,356,697
Road & Rail — 0.7%
Union Pacific Corp.	40,148	7,914,777
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	126,112	17,986,094
Texas Instruments, Inc.	119,213	19,149,184
		37,135,278
Software — 7.7%
Microsoft Corp.	89,751	20,833,899
Oracle Corp.	616,514	48,131,248
Salesforce, Inc.*	61,730	10,036,681
Teradata Corp.*	258,661	8,171,101
		87,172,929
Specialty Retail — 0.8%
Ross Stores, Inc.	100,220	9,590,052
Tobacco — 3.3%
Philip Morris International, Inc.	414,932	38,111,504
Total Common Stocks (Cost $545,788,642)		870,112,765

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Ounces	Value ($)
Commodities — 10.4%
Gold bullion (Cost $78,780,488)*	72,529	118,394,428
	Shares
Master Limited Partnerships — 3.0%
Oil, Gas & Consumable Fuels — 3.0%
Enterprise Products Partners LP	623,041	15,731,785
Magellan Midstream Partners LP	337,252	18,194,745
Total Master Limited Partnerships (Cost $28,023,469)		33,926,530
	Principal Amount ($)
Convertible Preferred Stocks — 0.4%
Banks — 0.4%
Bank of America Corp. Series L, 7.25%, (a) (Cost $5,693,463)	4,250	4,931,955
Corporate Bonds — 0.4%
Diversified Financial Services — 0.3%
Mexico Remittances Funding Fiduciary Estate Management Sarl (Mexico) 4.88%, 1/15/2028‡ (b)	4,132,000	3,383,044
Food Products — 0.1%
Post Holdings, Inc. 5.75%, 3/1/2027 (b)	666,000	643,796
Health Care Equipment & Supplies — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡	600,000	571,500
Total Corporate Bonds (Cost $4,668,901)		4,598,340
Short-Term Investments — 9.4%
Commercial Paper — 8.5%
Amazon.com, Inc. 2.67%, 11/21/2022 (d)	12,000,000	11,974,730
Apple, Inc. 3.23%, 12/14/2022 (b)(d)	12,451,000	12,393,735

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 8.5% (continued)
CenterPoint Energy, Inc. 3.40%, 11/1/2022 (d)	10,052,000	10,051,055
Credit Agricole Corporate and Investment Bank (France) 3.02%, 11/1/2022 (d)	9,508,000	9,507,185
Entergy Corp. 3.25%, 11/1/2022 (b)(d)	6,143,000	6,142,439
General Motors Financial Co., Inc. 3.55%, 11/1/2022 (d)	16,753,000	16,751,330
Honeywell International, Inc. 3.84%, 1/23/2023 (b)(d)	10,000,000	9,906,620
MetLife Short Term Funding LLC 2.67%, 11/16/2022 (d)	10,000,000	9,984,107
Philip Morris International, Inc. 4.01%, 1/25/2023 (d)	10,000,000	9,900,001
Total Commercial Paper (Cost $96,649,354)		96,611,202
	Shares
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 2.84%, (e) (Cost $19,010)	19,010	19,010
	Principal Amount ($)
U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills 2.96%, 12/1/2022 (d) (Cost $9,975,500)	10,000,000	9,971,312
Total Short-Term Investments (Cost $106,643,864)		106,601,524
Total Investments — 99.9% (Cost $769,598,827)		1,138,565,542
Other Assets Less Liabilities — 0.1%		1,190,595
Net Assets — 100.0%		1,139,756,137

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Perpetual security. The rate reflected was the rate in effect on October 31, 2022. The maturity date reflects the next call date.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2022

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at October 31, 2022 amounted to $32,469,634, which represents approximately 2.85% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown was the current yield as of October 31, 2022.

(e)  Represents 7-day effective yield as of October 31, 2022.

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$412,823,847
Aggregate gross unrealized depreciation	(39,689,399)
Net unrealized appreciation	$373,134,448
Federal income tax cost	$765,431,094

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Gold Fund

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund that seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold, and/or securities directly related to gold or issuers principally engaged in the gold industry.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Gold Fund	Class A	without sales load	-15.24	3.60	-4.05
		with sales load	-19.49	2.54	-4.54
FTSE Gold Mines Index			-26.46	-0.08	-7.64
MSCI World Index			-18.48	6.37	8.94
Consumer Price Index			7.75	3.85	2.57

Asset Allocation* (%)

Sectors* (%)

Materials	75.8
Commodities	21.1
Short-Term Investments	3.1

Countries*~ (%)

Canada	41.1
United States	35.8
Brazil	11.1
Australia	4.7
Mexico	2.9
Tanzania	1.3
Short-Term Investments	3.1

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (1.4% of total investments) that settles in 90 days or less, long-term commercial paper (1.7% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with dividends reinvested. The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The index is unmanaged and includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	16.5
Wheaton Precious Metals Corp. (Metals & Mining, Brazil)	11.1
Newmont Corp. (Metals & Mining, United States)	9.8
Barrick Gold Corp. (Metals & Mining, Canada)	7.7
Alamos Gold, Inc. (Metals & Mining, Canada)	4.9
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9
Royal Gold, Inc. (Metals & Mining, United States)	4.9
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	4.8
Novagold Resources, Inc. (Metals & Mining, Canada)	4.7
Newcrest Mining Ltd. (Metals & Mining, Australia)	4.7
Total	74.0

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Common Stocks — 75.2%
Australia — 4.6%
Newcrest Mining Ltd.	7,518,396	83,268,349
Brazil — 11.1%
Wheaton Precious Metals Corp.	6,037,452	197,364,308
Canada — 40.6%
Agnico Eagle Mines Ltd.	1,939,024	85,297,984
Alamos Gold, Inc., Class A	11,041,299	87,124,428
B2Gold Corp.	26,480,330	80,858,937
Barrick Gold Corp.	9,080,585	136,481,192
Dundee Precious Metals, Inc. (a)	13,799,108	62,596,607
Franco-Nevada Corp.	701,323	86,654,458
Kinross Gold Corp.	4,330,528	15,719,817
MAG Silver Corp.*	4,897,100	65,062,216
Novagold Resources, Inc.* (a)	18,026,001	83,460,385
Orla Mining Ltd.*	6,508,741	20,543,609
		723,799,633
Mexico — 2.9%
Fresnillo plc	4,277,558	35,762,655
Industrias Penoles SAB de CV	1,403,600	15,922,532
		51,685,187
Tanzania — 1.3%
AngloGold Ashanti Ltd., ADR	1,778,138	23,204,701
United States — 14.7%
Newmont Corp.	4,134,445	174,969,712
Royal Gold, Inc.	911,721	86,577,026
		261,546,738
Total Common Stocks (Cost $1,146,331,831)		1,340,868,916
	Ounces
Commodities — 20.9%
Gold bullion*	180,140	294,056,198
Silver bullion*	4,134,934	79,138,914
Total Commodities (Cost $265,004,606)		373,195,112

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Number of Rights	Value ($)
Rights — 0.2%
Canada — 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029* (Cost $45,973,716)	6,835,667	4,169,757
	Principal Amount ($)
Short-Term Investments — 3.1%
Commercial Paper — 3.1%
CenterPoint Energy, Inc. 3.40%, 11/1/2022 (b)	5,622,000	5,621,472
Credit Agricole Corporate and Investment Bank 3.02%, 11/1/2022 (b)	5,318,000	5,317,544
Entergy Corp. 3.25%, 11/1/2022 (b)(c)	3,436,000	3,435,686
Export Development Canada 2.73%, 11/9/2022 (b)	5,119,000	5,114,547
General Motors Financial Co., Inc. 3.55%, 11/1/2022 (b)	9,370,000	9,369,066
Kreditanstalt fuer Wiederaufbau 2.72%, 11/8/2022 (b)(c)	25,454,000	25,438,716
Total Commercial Paper (Cost $54,302,554)		54,297,031
	Shares
Investment Companies — 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Capital Shares 2.84% (e) (Cost $7,603)	7,603	7,603
Total Short-Term Investments (Cost $54,310,157)		54,304,634
Total Investments — 99.4% (Cost $1,511,620,310)		1,772,538,419
Other Assets Less Liabilities — 0.6%		9,789,674
Net Assets — 100.0%		1,782,328,093

*  Non-income producing security.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The rate shown was the current yield as of October 31, 2022.

(c)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at October 31, 2022 amounted to $28,874,402, which represents approximately 1.62% of net assets of the Fund.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2022

(d)  Represents less than 0.05% of net assets.

(e)  Represents 7-day effective yield as of October 31, 2022.

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$369,368,254
Aggregate gross unrealized depreciation	(190,327,903)
Net unrealized appreciation	$179,040,351
Federal income tax cost	$1,593,498,068

Affiliated Securities

Security Description	Shares at October 31, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales
Common Stock — 8.2%
Canada — 8.2%
Dundee Precious Metals, Inc.	13,799,108	$88,398,243	$1,629,147	$—
Novagold Resources, Inc.*	18,026,001	82,366,441	46,990,950	(10,246,628)
Total Common Stock		$170,764,684	$48,620,097	$(10,246,628)
Total		$170,764,684	$48,620,097	$(10,246,628)
Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value October 31, 2022	Dividend Income
Common Stock — 8.2%
Canada — 8.2%
Dundee Precious Metals, Inc.	$—	$(27,430,783)	$62,596,607	$1,719,968
Novagold Resources, Inc.*	(7,980,613)	(27,669,765)	83,460,385	—
Total Common Stock	$(7,980,613)	$(55,100,548)	$146,056,992	$1,719,968
Total	$(7,980,613)	$(55,100,548)	$146,056,992	$1,719,968

*  Non-income producing security.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

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First Eagle Global Income Builder Fund

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Income Builder	Class A	without sales load	-8.23	2.58	4.65
		with sales load	-12.81	1.54	4.12
Composite Index			-17.10	3.90	5.83
MSCI World Index			-18.48	6.37	8.94
Bloomberg U.S. Aggregate Index			-15.68	-0.54	0.74

Asset Allocation* (%)

Sectors* (%)

Consumer Staples	23.3
Financials	14.7
Energy	10.5
Industrials	9.0
U.S. Treasury Obligations	8.0
Commodities	6.4
Health Care	5.8
Real Estate	4.7
Consumer Discretionary	3.8
Materials	3.8
Information Technology	3.2
Foreign Government Securities	1.6
Communication Services	1.2
Mutual Funds	0.8
Utilities	0.7
Short-Term Investments	2.5

Countries*~ (%)

United States	54.1
United Kingdom	9.0
Hong Kong	3.9
Canada	3.8
Mexico	3.4
France	3.3
Japan	2.5
Brazil	2.3
South Korea	2.2
Sweden	2.0
Germany	1.8
Belgium	1.6
Switzerland	1.5
Chile	1.3
Singapore	1.2
Norway	0.9
Thailand	0.7
Turkey	0.5
Poland	0.4
Colombia	0.3
Netherlands	0.3
Australia	0.3
Taiwan	0.2
Short-Term Investments	2.5

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (2.5% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The MSCI World Index provides total returns in U.S. dollars with net dividends reinvested. The Bloomberg U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. One cannot invest directly in an index.

Top 10 Holdings* (%)

Gold bullion (Precious Metal)	6.4
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.6
Unilever plc (Personal Products, United Kingdom)	2.7
British American Tobacco plc (Tobacco, United Kingdom)	2.6
Nestle SA (Registered) (Food Products, United States)	2.2
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.9
Philip Morris International, Inc. (Tobacco, United States)	1.8
KT&G Corp. (Tobacco, South Korea)	1.7
Groupe Bruxelles Lambert NV (Diversified Financial Services, Belgium)	1.6
Power Corp. of Canada (Insurance, Canada)	1.5
Total	26.0

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Common Stocks — 63.8%
Belgium — 1.6%
Groupe Bruxelles Lambert NV	302,863	22,329,005
Brazil — 2.0%
Ambev SA, ADR	4,525,512	13,757,557
Itausa SA (Preference)	3,628,050	7,543,366
Wheaton Precious Metals Corp.	235,189	7,688,328
		28,989,251
Canada — 3.4%
Agnico Eagle Mines Ltd.	16,806	739,299
Barrick Gold Corp.	90,496	1,360,155
Franco-Nevada Corp.	42,649	5,269,649
Franco-Nevada Corp.	32,962	4,073,444
Imperial Oil Ltd.	254,278	13,832,380
Nutrien Ltd. (a)	28,543	2,411,883
Power Corp. of Canada	875,590	21,742,731
		49,429,541
Chile — 1.3%
Cia Cervecerias Unidas SA, ADR	1,180,964	12,766,221
Quinenco SA	2,083,758	5,541,228
		18,307,449
France — 3.2%
Danone SA	409,081	20,331,129
Sanofi	151,208	13,012,637
Sodexo SA	116,109	10,285,214
Wendel SE	26,895	2,105,932
		45,734,912
Germany — 1.5%
Brenntag SE	50,931	3,090,307
FUCHS PETROLUB SE (Preference)	296,220	8,483,465
Henkel AG & Co. KGaA (Preference)	149,355	9,409,158
		20,982,930
Hong Kong — 3.9%
CK Asset Holdings Ltd.	2,196,000	12,140,742
Great Eagle Holdings Ltd.	1,662,774	3,049,346

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Hong Kong — 3.9% (continued)
Guoco Group Ltd.	167,700	1,473,049
Hongkong Land Holdings Ltd.	2,123,300	8,174,467
Hysan Development Co. Ltd.	1,193,083	2,600,440
Jardine Matheson Holdings Ltd.	585,800	26,986,636
Mandarin Oriental International Ltd.*	1,047,200	1,727,880
		56,152,560
Japan — 2.5%
Daiwa Industries Ltd.	181,700	1,523,642
FANUC Corp.	31,300	4,095,656
Komatsu Ltd.	144,200	2,824,906
Mitsubishi Electric Corp.	221,700	1,950,653
MS&AD Insurance Group Holdings, Inc.	232,800	6,164,824
Secom Co. Ltd.	213,100	12,140,414
Sompo Holdings, Inc.	123,400	5,144,830
USS Co. Ltd.	123,600	1,864,968
		35,709,893
Mexico — 2.3%
Bolsa Mexicana de Valores SAB de CV	341,523	621,922
Coca-Cola Femsa SAB de CV, ADR (a)	204,479	12,839,236
Fomento Economico Mexicano SAB de CV, ADR	167,196	11,974,578
Fresnillo plc	178,369	1,491,260
GMexico Transportes SAB de CV (b)	359,128	668,120
Grupo Mexico SAB de CV, Series B	1,310,559	4,751,297
		32,346,413
Netherlands — 0.3%
HAL Trust	39,727	4,577,195
Norway — 0.9%
Orkla ASA	1,923,187	12,972,201
Singapore — 0.9%
Haw Par Corp. Ltd.	687,800	4,591,758
United Overseas Bank Ltd.	232,800	4,567,256
UOL Group Ltd.	764,200	3,337,865
		12,496,879

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
South Korea — 2.0%
KT&G Corp.	353,926	23,770,222
Samsung Electronics Co. Ltd. (Preference)	139,229	5,203,254
		28,973,476
Sweden — 2.0%
Industrivarden AB, Class A	10,611	240,317
Industrivarden AB, Class C	425,124	9,546,337
Investor AB, Class A	639,643	10,876,979
Svenska Handelsbanken AB, Class A	831,749	7,727,809
		28,391,442
Switzerland — 1.5%
Cie Financiere Richemont SA (Registered)	128,167	12,526,217
Schindler Holding AG	57,851	9,433,528
		21,959,745
Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,844	2,944,798
Thailand — 0.7%
Bangkok Bank PCL, NVDR	1,644,800	6,298,583
Thai Beverage PCL	9,335,100	3,792,891
		10,091,474
Turkey — 0.5%
Coca-Cola Icecek A/S	829,152	7,658,267
United Kingdom — 8.1%
BAE Systems plc	807,624	7,554,168
Berkeley Group Holdings plc	222,665	8,859,253
British American Tobacco plc	944,257	37,291,988
Haleon plc*	3,403,644	10,437,123
Hiscox Ltd.	43,544	448,578
Linde plc	4,836	1,437,985
Lloyds Banking Group plc	9,591,729	4,606,600
Reckitt Benckiser Group plc	120,054	7,967,266
Unilever plc	840,315	38,353,887
		116,956,848
First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
United States — 25.0%
Analog Devices, Inc. (a)	37,082	5,288,635
Bank of New York Mellon Corp. (The) (a)	336,334	14,163,025
Becton Dickinson and Co. (a)	32,527	7,675,396
Boston Properties, Inc., REIT	99,274	7,217,220
CH Robinson Worldwide, Inc. (a)	107,646	10,519,167
Colgate-Palmolive Co. (a)	260,791	19,256,807
Comcast Corp., Class A	481,922	15,296,204
Douglas Emmett, Inc., REIT	331,773	5,835,887
Elevance Health, Inc. (a)	15,305	8,368,315
Embecta Corp.	6,505	201,135
Equity Residential, REIT	205,504	12,950,862
Exxon Mobil Corp. (a)	467,828	51,840,021
Fidelity National Information Services, Inc. (a)	51,661	4,287,346
General Dynamics Corp.	7,297	1,822,791
GSK plc	403,994	6,617,866
HCA Healthcare, Inc. (a)	86,699	18,854,431
IDACORP, Inc. (a)	33,468	3,504,100
Kraft Heinz Co. (The) (a)	148,824	5,725,259
Nestle SA (Registered)	290,284	31,599,968
Oracle Corp. (a)	114,325	8,925,353
Philip Morris International, Inc. (a)	288,668	26,514,156
Ross Stores, Inc. (a)	79,798	7,635,871
Royal Gold, Inc.	78,566	7,460,627
RPM International, Inc. (a)	5,268	498,195
Schlumberger NV (a)	287,827	14,975,639
Texas Instruments, Inc. (a)	75,878	12,188,283
Travelers Cos., Inc. (The) (a)	8,515	1,570,677
UGI Corp.	152,737	5,396,198
Union Pacific Corp. (a)	6,543	1,289,887
Universal Health Services, Inc., Class B (a)	58,958	6,831,463
US Bancorp	278,702	11,830,900
Walmart, Inc. (a)	51,142	7,279,041
Wells Fargo & Co. (a)	267,858	12,318,789

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
United States — 25.0% (continued)
Weyerhaeuser Co., REIT (a)	129,131	3,994,022
		359,733,536
Total Common Stocks (Cost $905,478,835)		916,737,815
	Principal Amount ($)
Corporate Bonds — 10.2%
Australia — 0.3%
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026 (c)	1,643,000	1,710,774
Nufarm Australia Ltd. 5.00%, 1/27/2030 (c)	2,595,000	2,195,136
		3,905,910
Canada — 0.4%
Open Text Corp. 3.88%, 2/15/2028 (c)	1,106,000	946,670
Open Text Holdings, Inc. 4.13%, 2/15/2030 (c)	6,065,000	4,829,256
		5,775,926
Germany — 0.3%
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK) 9/15/2026 (c)(d)	3,879,000	3,266,572
6.00%, (6.00% Cash or 6.75% PIK) 5/15/2027 (c)(d)	1,336,632	1,147,833
		4,414,405
Mexico — 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028‡ (c)	13,186,000	10,795,940
Poland — 0.4%
Canpack SA 3.13%, 11/1/2025 (c)	420,000	364,482
3.88%, 11/15/2029 (c)	6,197,000	4,918,869
		5,283,351
United Kingdom — 0.1%
BAT Capital Corp. 3.22%, 9/6/2026	1,525,000	1,355,292

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
United States — 8.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	7,873,000	6,255,099
Aircastle Ltd. 4.40%, 9/25/2023	984,000	961,697
American Airlines, Inc. 5.50%, 4/20/2026 (c)	4,267,833	4,064,350
5.75%, 4/20/2029 (c)	502,000	456,820
American Tower Corp. REIT, 2.40%, 3/15/2025	115,000	106,348
AMN Healthcare, Inc. 4.63%, 10/1/2027 (c)	2,959,000	2,768,411
Aramark Services, Inc. 5.00%, 4/1/2025 (c)	2,141,000	2,069,690
5.00%, 2/1/2028 (c)	194,000	176,754
Carnival Corp. 4.00%, 8/1/2028 (c)	1,206,000	971,644
Centene Corp. 4.25%, 12/15/2027	2,873,000	2,650,342
4.63%, 12/15/2029	450,000	407,250
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (c)	2,282,000	2,075,935
3.75%, 3/15/2029 (c)	1,522,000	1,316,530
CITGO Petroleum Corp. 7.00%, 6/15/2025 (c)	4,631,000	4,559,914
6.38%, 6/15/2026 (c)	5,182,000	5,103,545
DCP Midstream Operating LP 6.45%, 11/3/2036 (c)	773,000	729,882
Delta Air Lines, Inc. 4.50%, 10/20/2025 (c)	6,155,158	5,997,812
DT Midstream, Inc. 4.13%, 6/15/2029 (c)	2,910,000	2,515,695
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	1,770,000	1,664,738
4.13%, 4/1/2029 (c)	2,309,000	1,972,013
Embecta Corp. 5.00%, 2/15/2030 (c)	2,773,000	2,377,182
6.75%, 2/15/2030 (c)	2,292,000	2,097,180

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
United States — 8.0% (continued)
HCA, Inc. 5.38%, 2/1/2025	1,400,000	1,382,325
5.88%, 2/15/2026	1,349,000	1,335,974
3.50%, 9/1/2030	1,588,000	1,315,499
Imola Merger Corp. 4.75%, 5/15/2029 (c)	3,133,000	2,701,273
Iron Mountain, Inc. REIT, 5.25%, 3/15/2028 (c)	1,005,000	924,600
REIT, 5.00%, 7/15/2028 (c)	1,596,000	1,427,782
REIT, 4.88%, 9/15/2029 (c)	1,322,000	1,136,589
REIT, 5.25%, 7/15/2030 (c)	3,609,000	3,113,892
KFC Holding Co. 4.75%, 6/1/2027 (c)	1,472,000	1,405,156
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	1,583,000	1,381,912
Level 3 Financing, Inc. 3.75%, 7/15/2029 (c)	128,000	97,247
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (c)	5,167,587	5,108,702
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (c)	3,343,000	3,267,582
4.25%, 4/15/2031 (c)	2,699,000	2,247,758
Post Holdings, Inc. 5.75%, 3/1/2027 (c)	2,867,000	2,771,414
PRA Group, Inc. 7.38%, 9/1/2025 (c)	1,200,000	1,147,853
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	2,635,000	2,312,160
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (c)	64,000	52,000
SEG Holding LLC 5.63%, 10/15/2028 (c)	5,461,000	5,046,724
Service Corp. International 4.63%, 12/15/2027	296,000	274,252
5.13%, 6/1/2029	455,000	423,815
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,520,000	1,499,754
Sprint Communications LLC 6.00%, 11/15/2022	1,800,000	1,800,198

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
United States — 8.0% (continued)
Sylvamo Corp. 7.00%, 9/1/2029 (c)	2,234,000	2,075,959
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (c)	4,127,000	4,116,683
5.13%, 8/1/2030 (c)	2,000,000	1,659,372
Teleflex, Inc. 4.63%, 11/15/2027	2,919,000	2,750,720
4.25%, 6/1/2028 (c)	782,000	707,553
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (e)(f)	5,074,000	4,555,183
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027	3,276,142	3,161,076
WESCO Distribution, Inc. 7.25%, 6/15/2028 (c)	2,136,000	2,166,887
		114,666,725
Total Corporate Bonds (Cost 159,074,647)		146,197,549
U.S. Treasury Obligations — 8.0%
U.S. Treasury Bonds 6.13%, 11/15/2027	13,267,400	14,340,194
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2027	8,730,800	8,540,435
U.S. Treasury Notes 0.25%, 6/15/2023	7,465,200	7,270,696
2.63%, 12/31/2023	13,035,700	12,744,943
2.50%, 1/31/2024	14,953,900	14,566,033
1.75%, 6/30/2024	14,117,000	13,472,360
1.75%, 12/31/2024	16,847,000	15,918,441
1.75%, 3/15/2025	3,530,000	3,316,132
0.38%, 12/31/2025	16,107,700	14,208,753
1.75%, 12/31/2026	9,210,000	8,316,702
2.75%, 8/15/2032	2,371,900	2,122,480
		114,817,169
Total U.S. Treasury Obligations (Cost 120,819,807)		114,817,169

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Ounces		Value ($)
Commodities — 6.4%
Gold bullion* (Cost $69,667,432)		56,395	92,057,700
	Shares
Master Limited Partnerships — 3.9%
United States — 3.9%
Enterprise Products Partners LP (a)		1,053,527	26,601,557
Magellan Midstream Partners LP (a)		539,143	29,086,765
Total Master Limited Partnerships (Cost 47,213,777)			55,688,322
	Principal Amount ($)
Foreign Government Securities — 1.6%
Brazil — 0.3%
Notas do Tesouro Nacional 10.00%, 1/1/2025	BRL	21,000,000	3,931,618
Colombia — 0.3%
Titulos de Tesoreria Series B, 5.75%, 11/3/2027‡	COP	19,880,400,000	2,913,978
3.00%, 1/30/2030		2,690,000	1,897,698
			4,811,676
Mexico — 0.4%
Mex Bonos Desarr Fix Rt Series M, 8.00%, 12/7/2023	MXN	68,770,000	3,374,461
Series M, 5.75%, 3/5/2026	MXN	56,800,000	2,527,588
			5,902,049
Singapore — 0.4%
Republic of Singapore 1.25%, 11/1/2026‡	SGD	7,592,000	4,976,954
South Korea — 0.2%
Republic of Korea 1.25%, 3/10/2026	KRW	4,480,550,000	2,856,565
Total Foreign Government Securities (Cost 26,413,737)			22,478,862

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
Convertible Preferred Stocks — 1.6%
United States — 1.6%
Bank of America Corp. Series L, 7.25%, (e)	9,346	10,845,659
Wells Fargo & Co. Series L, 7.50%, (e)	11,123	12,964,190
		23,809,849
Total Convertible Preferred Stocks (Cost 29,039,814)		23,809,849
	Shares
Preferred Stocks — 1.1%
United States — 1.1%
Charles Schwab Corp. (The) Series D 5.95%, 12/01/22 (e)	46,239	1,064,884
General American Investors Co., Inc. Series B 5.95%, 12/03/21 (e)	4,712	117,720
MetLife, Inc. Series A (ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.29%, 12/03/21 (e)(f)	128,986	2,648,083
Northern Trust Corp. Series E 4.70%, 01/01/25 (e)	101,453	2,031,089
State Street Corp. Series G (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26 (e)(f)	57,946	1,393,601
Truist Financial Corp. Series R 4.75%, 09/01/25 (e)	347,125	6,578,019
US Bancorp Series B (ICE LIBOR USD 3 Month + 0.60%, 3.50% Floor), 4.68%, 12/03/21 (e)(f)	140,375	2,511,309
Total Preferred Stocks (Cost 19,766,820)		16,344,705
Closed End Funds — 0.8%
United Kingdom — 0.8%
Caledonia Investments plc (Cost $10,284,424)	291,700	11,316,005

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 2.5%
Commercial Paper — 2.5%
CenterPoint Energy, Inc. 3.40%, 11/1/2022 (g)	8,563,000	8,562,195
Credit Agricole Corporate and Investment Bank 3.02%, 11/1/2022 (g)	8,100,000	8,099,306
Entergy Corp. 3.25%, 11/1/2022 (c)(g)	5,233,000	5,232,522
General Motors Financial Co., Inc. 3.55%, 11/1/2022 (g)	14,272,000	14,270,577
Total Commercial Paper (Cost $36,168,000)		36,164,600
	Shares
Investment Companies — 0.0% (h)
JP Morgan U.S. Government Money Market Fund, Capital Shares 2.84% (i) (Cost $7,746)	7,746	7,746
Total Short-Term Investments (Cost $36,175,746)		36,172,346
Total Investments — 99.9% (Cost $1,423,935,039)		1,435,620,322
Other Assets Less Liabilities — 0.1%		1,644,461
Net Assets — 100.0%		1,437,264,783

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at October 31, 2022 amounted to $127,450,346, which represents approximately 8.87% of net assets of the Fund.

(d)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(e)  Perpetual security. The rate reflected was the rate in effect on October 31, 2022. The maturity date reflects the next call date.

(f)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of October 31, 2022.

(g)  The rate shown was the current yield as of October 31, 2022.

(h)  Represents less than 0.05% of net assets.

(i)  Represents 7-day effective yield as of October 31, 2022.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,579,800
Aggregate gross unrealized depreciation	(149,173,114)
Net unrealized appreciation	$7,406,686
Federal income tax cost	$1,423,915,416

Forward Foreign Currency Exchange Contracts outstanding as of October 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,016,626	GBP	1,742,000	JPMorgan Chase Bank	11/16/2022	$18,149
Total unrealized appreciation						18,149
USD	1,880,361	GBP	1,668,000	Goldman Sachs	12/14/2022	(35,216)
Total unrealized depreciation						(35,216)
Net unrealized depreciation						$(17,067)

Abbreviations

ADR  — American Depositary Receipt

BRL  — Brazilian real

COP  — Colombian Peso

Fix Rt  — Fixed Rate

GBP  — British Pound

ICE  — Intercontinental Exchange

KRW  — Korea (Rep.) Won

LIBOR  — London Interbank Offered Rate

MXN  — Mexican Peso

NVDR  — Non-Voting Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

Written Call Options Contracts as of October 31, 2022:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	163	USD	(2,324,706)	USD	180.00	12/16/2022	(2,852)
Analog Devices, Inc.	Exchange Traded	87	USD	(1,240,794)	USD	190.00	12/16/2022	(870)
Analog Devices, Inc.	Exchange Traded	84	USD	(1,198,008)	USD	195.00	12/16/2022	(1,260)
Bank of New York Mellon Corp. (The)	Exchange Traded	323	USD	(1,360,153)	USD	50.00	12/16/2022	(3,876)
Bank of New York Mellon Corp. (The)	Exchange Traded	320	USD	(1,347,520)	USD	50.00	01/20/2023	(9,601)

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Written Call Options Contracts as of October 31, 2022: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Bank of New York Mellon Corp. (The)	Exchange Traded	340	USD	(1,431,740)	USD	55.00	01/20/2023	(6,800)
Becton Dickinson and Co.	Exchange Traded	54	USD	(1,274,238)	USD	290.00	12/16/2022	(4,050)
Becton Dickinson and Co.	Exchange Traded	61	USD	(1,439,417)	USD	300.00	12/16/2022	(2,898)
Becton Dickinson and Co.	Exchange Traded	57	USD	(1,345,029)	USD	300.00	01/20/2023	(2,422)
CH Robinson Worldwide, Inc.	Exchange Traded	139	USD	(1,358,308)	USD	115.00	11/18/2022	(10,425)
CH Robinson Worldwide, Inc.	Exchange Traded	138	USD	(1,348,536)	USD	120.00	11/18/2022	(10,350)
CH Robinson Worldwide, Inc.	Exchange Traded	142	USD	(1,387,624)	USD	120.00	01/20/2023	(6,390)
CH Robinson Worldwide, Inc.	Exchange Traded	133	USD	(1,299,676)	USD	125.00	11/18/2022	(9,975)
Coca-Cola Femsa SAB de CV, ADR	Exchange Traded	235	USD	(1,475,565)	USD	70.00	11/18/2022	(3,525)
Coca-Cola Femsa SAB de CV, ADR	Exchange Traded	464	USD	(2,913,456)	USD	80.00	02/17/2023	(6,960)
Colgate-Palmolive Co.	Exchange Traded	164	USD	(1,210,976)	USD	90.00	11/18/2022	(2,460)
Colgate-Palmolive Co.	Exchange Traded	179	USD	(1,321,736)	USD	90.00	01/20/2023	(5,370)
Colgate-Palmolive Co.	Exchange Traded	179	USD	(1,321,736)	USD	92.50	01/20/2023	(4,475)
Colgate-Palmolive Co.	Exchange Traded	337	USD	(2,488,408)	USD	95.00	11/18/2022	(5,055)
Elevance Health, Inc.	Exchange Traded	30	USD	(1,640,310)	USD	490.00	12/16/2022	(190,200)
Elevance Health, Inc.	Exchange Traded	31	USD	(1,694,987)	USD	500.00	12/16/2022	(168,950)
Elevance Health, Inc.	Exchange Traded	29	USD	(1,585,633)	USD	520.00	01/20/2023	(134,241)
Elevance Health, Inc.	Exchange Traded	29	USD	(1,585,633)	USD	550.00	03/17/2023	(115,565)
Enterprise Products Partners LP	Exchange Traded	544	USD	(1,373,600)	USD	28.00	01/20/2023	(15,232)
Enterprise Products Partners LP	Exchange Traded	561	USD	(1,416,525)	USD	29.00	12/16/2022	(2,805)

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Written Call Options Contracts as of October 31, 2022: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Enterprise Products Partners LP	Exchange Traded	544	USD	(1,373,600)	USD	29.00	01/20/2023	(8,160)
Exxon Mobil Corp.	Exchange Traded	164	USD	(1,817,284)	USD	105.00	11/18/2022	(119,228)
Exxon Mobil Corp.	Exchange Traded	161	USD	(1,784,041)	USD	110.00	01/20/2023	(123,970)
Exxon Mobil Corp.	Exchange Traded	158	USD	(1,750,798)	USD	120.00	11/18/2022	(7,900)
Exxon Mobil Corp.	Exchange Traded	154	USD	(1,706,474)	USD	125.00	01/20/2023	(33,880)
Exxon Mobil Corp.	Exchange Traded	134	USD	(1,484,854)	USD	125.00	03/17/2023	(54,136)
Exxon Mobil Corp.	Exchange Traded	154	USD	(1,706,474)	USD	130.00	01/20/2023	(19,558)
Exxon Mobil Corp.	Exchange Traded	134	USD	(1,484,854)	USD	130.00	03/17/2023	(39,396)
Exxon Mobil Corp.	Exchange Traded	293	USD	(3,246,733)	USD	135.00	01/20/2023	(22,854)
Exxon Mobil Corp.	Exchange Traded	141	USD	(1,562,421)	USD	135.00	03/17/2023	(28,200)
Exxon Mobil Corp.	Exchange Traded	145	USD	(1,606,745)	USD	140.00	01/20/2023	(6,235)
Exxon Mobil Corp.	Exchange Traded	141	USD	(1,562,421)	USD	140.00	03/17/2023	(18,471)
Exxon Mobil Corp.	Exchange Traded	129	USD	(1,429,449)	USD	145.00	03/17/2023	(10,965)
Exxon Mobil Corp.	Exchange Traded	129	USD	(1,429,449)	USD	150.00	03/17/2023	(8,385)
Fidelity National Information Services, Inc.	Exchange Traded	172	USD	(1,427,428)	USD	100.00	01/20/2023	(10,750)
Fidelity National Information Services, Inc.	Exchange Traded	176	USD	(1,460,624)	USD	100.00	04/21/2023	(38,720)
HCA Healthcare, Inc.	Exchange Traded	125	USD	(2,718,375)	USD	220.00	01/20/2023	(175,000)
HCA Healthcare, Inc.	Exchange Traded	47	USD	(1,022,109)	USD	220.00	03/17/2023	(94,470)
HCA Healthcare, Inc.	Exchange Traded	152	USD	(3,305,544)	USD	230.00	12/16/2022	(86,640)
HCA Healthcare, Inc.	Exchange Traded	135	USD	(2,935,845)	USD	240.00	01/20/2023	(75,600)
HCA Healthcare, Inc.	Exchange Traded	67	USD	(1,457,049)	USD	250.00	12/16/2022	(12,395)
HCA Healthcare, Inc.	Exchange Traded	67	USD	(1,457,049)	USD	260.00	12/16/2022	(6,867)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,391,808)	USD	280.00	01/20/2023	(5,760)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,391,808)	USD	290.00	03/17/2023	(13,120)
HCA Healthcare, Inc.	Exchange Traded	68	USD	(1,478,796)	USD	300.00	01/20/2023	(3,400)

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Written Call Options Contracts as of October 31, 2022: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
IDACORP, Inc.	Exchange Traded	128	USD	(1,340,160)	USD	130.00	02/17/2023	(61,440)
Kraft Heinz Co. (The)	Exchange Traded	407	USD	(1,565,729)	USD	37.50	11/18/2022	(60,643)
Kraft Heinz Co. (The)	Exchange Traded	407	USD	(1,565,729)	USD	40.00	01/20/2023	(44,770)
Magellan Midstream Partners LP	Exchange Traded	282	USD	(1,521,390)	USD	60.00	01/20/2023	(11,280)
Magellan Midstream Partners LP	Exchange Traded	275	USD	(1,483,625)	USD	60.00	04/21/2023	(31,900)
Magellan Midstream Partners LP	Exchange Traded	272	USD	(1,467,440)	USD	62.50	01/20/2023	(5,440)
Magellan Midstream Partners LP	Exchange Traded	272	USD	(1,467,440)	USD	65.00	01/20/2023	(2,720)
Nutrien Ltd.	Exchange Traded	158	USD	(1,335,100)	USD	100.00	12/16/2022	(18,960)
Oracle Corp.	Exchange Traded	187	USD	(1,459,909)	USD	80.00	12/16/2022	(57,970)
Oracle Corp.	Exchange Traded	372	USD	(2,904,204)	USD	80.00	01/20/2023	(151,032)
Oracle Corp.	Exchange Traded	187	USD	(1,459,909)	USD	85.00	12/16/2022	(24,497)
Philip Morris International, Inc.	Exchange Traded	58	USD	(532,730)	USD	120.00	11/18/2022	(580)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,249,160)	USD	120.00	12/16/2022	(2,040)
Philip Morris International, Inc.	Exchange Traded	146	USD	(1,341,010)	USD	120.00	01/20/2023	(2,190)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,249,160)	USD	125.00	11/18/2022	(1,360)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,249,160)	USD	125.00	12/16/2022	(2,040)
Ross Stores, Inc.	Exchange Traded	183	USD	(1,751,127)	USD	95.00	11/18/2022	(93,330)
Ross Stores, Inc.	Exchange Traded	183	USD	(1,751,127)	USD	95.00	01/20/2023	(141,825)
RPM International, Inc.	Exchange Traded	52	USD	(491,764)	USD	100.00	11/18/2022	(5,200)
Schlumberger NV	Exchange Traded	398	USD	(2,070,794)	USD	40.00	11/18/2022	(495,112)
Schlumberger NV	Exchange Traded	398	USD	(2,070,794)	USD	42.50	11/18/2022	(396,010)
Schlumberger NV	Exchange Traded	400	USD	(2,081,200)	USD	42.50	12/16/2022	(400,000)
Schlumberger NV	Exchange Traded	400	USD	(2,081,200)	USD	60.00	01/20/2023	(76,400)
Schlumberger NV	Exchange Traded	276	USD	(1,436,028)	USD	65.00	01/20/2023	(28,980)

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2022

Written Call Options Contracts as of October 31, 2022: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Schlumberger NV	Exchange Traded	279	USD	(1,451,637)	USD	70.00	01/20/2023	(15,345)
Schlumberger NV	Exchange Traded	276	USD	(1,436,028)	USD	70.00	02/17/2023	(25,392)
Texas Instruments, Inc.	Exchange Traded	84	USD	(1,349,292)	USD	185.00	01/20/2023	(16,380)
Texas Instruments, Inc.	Exchange Traded	78	USD	(1,252,914)	USD	200.00	11/18/2022	(234)
Travelers Cos., Inc. (The)	Exchange Traded	85	USD	(1,567,910)	USD	165.00	01/20/2023	(195,925)
Union Pacific Corp.	Exchange Traded	65	USD	(1,281,410)	USD	220.00	01/20/2023	(16,575)
Universal Health Services, Inc., Class B	Exchange Traded	154	USD	(1,784,398)	USD	115.00	12/16/2022	(100,870)
Walmart, Inc.	Exchange Traded	113	USD	(1,608,329)	USD	160.00	12/16/2022	(5,085)
Walmart, Inc.	Exchange Traded	43	USD	(612,019)	USD	160.00	01/20/2023	(4,687)
Wells Fargo & Co.	Exchange Traded	337	USD	(1,549,863)	USD	50.00	11/18/2022	(5,392)
Wells Fargo & Co.	Exchange Traded	326	USD	(1,499,274)	USD	52.50	11/18/2022	(1,630)
Wells Fargo & Co.	Exchange Traded	311	USD	(1,430,289)	USD	55.00	11/18/2022	(311)
Wells Fargo & Co.	Exchange Traded	322	USD	(1,480,878)	USD	55.00	01/20/2023	(12,558)
Wells Fargo & Co.	Exchange Traded	325	USD	(1,494,675)	USD	57.50	01/20/2023	(6,175)
Weyerhaeuser Co., REIT	Exchange Traded	216	USD	(668,088)	USD	35.00	01/20/2023	(8,208)
								(4,281,153)
Total Written Options Contracts (Premiums Received ($2,744,984))								(4,281,153)

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle High Income Fund seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments.

Average Annual Returns^ (%)		One-Year	Five-Years	Ten-Years
First Eagle High Income Fund	Class I	-9.23	1.69	3.05
Bloomberg U.S. Corporate High Yield Index		-11.76	2.01	4.12

Asset Allocation* (%)

Sectors* (%)

Industrials	15.9
Consumer Discretionary	15.1
Consumer Staples	12.0
Energy	11.4
Health Care	8.7
Communication Services	7.8
Materials	7.1
Information Technology	5.7
Financials	5.3
Real Estate	3.7
Short-Term Investments	7.3

Countries*~ (%)

United States	79.1
Germany	4.4
Canada	4.1
Mexico	1.8
Poland	1.1
Australia	1.0
United Kingdom	0.7
Singapore	0.5
Short-Term Investments	7.3

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (7.3% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Bloomberg U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

Top 10 Holdings* (%)

CITGO Petroleum Corp. (Oil, Gas & Consumable Fuels, United States)	2.2
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods, United States)	2.1
Taylor Morrison Communities, Inc. (Household Durables, United States)	1.8
Mexico Remittances Funding Fiduciary Estate Management Sarl (Diversified Financial Services, Mexico)	1.7
SEG Holding LLC (Food & Staples Retailing, United States)	1.7
Consensus Cloud Solutions, Inc. (Software, United States)	1.5
IHO Verwaltungs GmbH (Auto Components, Germany)	1.5
Sprint Corp. (Wireless Telecommunication Services, United States)	1.4
Vista Outdoor, Inc. (Leisure Products, United States)	1.4
AMN Healthcare, Inc. (Professional Services, United States)	1.4
Total	16.7

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 90.7%
Australia — 1.0%
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026 (a)	977,000	1,017,301
Nufarm Australia Ltd. 5.00%, 1/27/2030 (a)	859,000	726,637
		1,743,938
Canada — 4.1%
Kronos Acquisition Holdings, Inc. 5.00%, 12/31/2026 (a)	2,000,000	1,812,940
7.00%, 12/31/2027 (a)	932,000	782,880
Open Text Corp. 3.88%, 2/15/2028 (a)	2,190,000	1,874,508
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	393,000	312,926
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	1,944,000	1,787,761
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	634,000	624,490
		7,195,505
Germany — 4.3%
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	2,640,000	2,189,352
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK) 9/15/2026 (a)(b)	3,041,000	2,560,878
6.00%, (6.00% Cash or 6.75% PIK) 5/15/2027 (a)(b)	1,280,244	1,099,410
6.37%, (6.38% Cash or 7.13% PIK) 5/15/2029 (a)(b)	689,000	587,944
Mercer International, Inc. 5.13%, 2/1/2029	1,395,000	1,145,644
		7,583,228
Mexico — 1.8%
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028‡ (a)	3,626,000	2,968,761
Petroleos Mexicanos 6.70%, 2/16/2032	200,000	151,250
		3,120,011

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
Poland — 1.0%
Canpack SA 3.13%, 11/1/2025 (a)	200,000	173,563
3.88%, 11/15/2029 (a)	2,147,000	1,704,181
		1,877,744
Singapore — 0.5%
Avation Capital SA 6.50%, (8.25% Cash or 9.00% PIK) 10/31/2026 (a)(b)	1,235,474	972,713
United Kingdom — 0.7%
Petrofac Ltd. 9.75%, 11/15/2026 (a)	1,600,000	1,185,803
United States — 77.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	2,114,000	1,679,573
American Airlines, Inc. 5.50%, 4/20/2026 (a)	1,251,333	1,191,672
5.75%, 4/20/2029 (a)	185,000	168,350
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	2,626,000	2,456,859
4.00%, 4/15/2029 (a)	1,609,000	1,384,509
Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	615,000	627,300
5.38%, 6/15/2029 (a)	1,294,000	1,180,516
Antero Resources Corp. 8.38%, 7/15/2026 (a)	604,000	639,479
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	623,000	602,250
6.38%, 5/1/2025 (a)	1,163,000	1,150,506
5.00%, 2/1/2028 (a)	57,000	51,933
Arcosa, Inc. 4.38%, 4/15/2029 (a)	163,000	140,527
Arko Corp. 5.13%, 11/15/2029 (a)	1,000,000	791,745
Ashland LLC 3.38%, 9/1/2031 (a)	1,500,000	1,173,570
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	2,000,000	1,687,607

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
United States — 77.3% (continued)
Boyd Gaming Corp. 4.75%, 12/1/2027	872,000	803,391
4.75%, 6/15/2031 (a)	162,000	136,848
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	1,000,000	875,000
4.13%, 4/15/2029 (a)	653,000	564,584
Carnival Corp. 5.75%, 3/1/2027 (a)	1,242,000	860,688
4.00%, 8/1/2028 (a)	424,000	341,606
Centene Corp. 4.25%, 12/15/2027	2,641,000	2,436,322
4.63%, 12/15/2029	809,000	732,145
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	857,000	779,613
3.75%, 3/15/2029 (a)	182,000	157,430
Cinemark USA, Inc. 8.75%, 5/1/2025 (a)	1,603,000	1,607,462
CITGO Petroleum Corp. 7.00%, 6/15/2025 (a)	3,956,000	3,895,275
6.38%, 6/15/2026 (a)	802,000	789,858
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,079,000	887,478
CNX Resources Corp. 7.38%, 1/15/2031 (a)	250,000	248,167
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	648,000	584,820
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	2,000,000	1,640,000
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026 (a)	3,000,000	2,702,250
Crestwood Midstream Partners LP 6.00%, 2/1/2029 (a)	1,868,000	1,746,767
Crocs, Inc. 4.13%, 8/15/2031 (a)	500,000	378,705
Crown Americas LLC 4.75%, 2/1/2026	1,844,000	1,764,911
Dana, Inc. 5.38%, 11/15/2027	1,255,000	1,135,775

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
United States — 77.3% (continued)
DaVita, Inc. 4.63%, 6/1/2030 (a)	2,234,000	1,741,682
Delta Air Lines, Inc. 4.50%, 10/20/2025 (a)	1,122,845	1,094,141
7.38%, 1/15/2026	1,528,000	1,560,073
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,243,000	1,074,574
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,065,000	1,800,948
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	618,000	581,247
4.13%, 4/1/2029 (a)	993,000	848,077
Embecta Corp. 5.00%, 2/15/2030 (a)	801,000	686,665
6.75%, 2/15/2030 (a)	693,000	634,095
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	8,000	6,642
4.38%, 3/31/2029 (a)	871,000	697,314
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	1,000,000	982,500
Entegris Escrow Corp. 4.75%, 4/15/2029 (a)	1,000,000	883,569
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	2,169,000	1,962,598
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	914,000	840,721
6.75%, 5/1/2029 (a)	308,000	253,715
6.00%, 1/15/2030 (a)	1,000,000	782,000
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	3,821,000	3,618,984
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	1,000,000	802,500
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	1,240,000	1,141,629
HCA, Inc. 3.50%, 9/1/2030	607,000	502,839
Hertz Corp. (The) 5.00%, 12/1/2029 (a)	2,000,000	1,584,300

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
United States — 77.3% (continued)
Howard Hughes Corp. (The) 4.38%, 2/1/2031 (a)	62,000	46,587
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,184,000	1,020,845
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	1,500,000	1,245,664
Interface, Inc. 5.50%, 12/1/2028 (a)	1,794,000	1,415,576
International Game Technology plc 5.25%, 1/15/2029 (a)	967,000	897,255
IQVIA, Inc. 5.00%, 10/15/2026 (a)	800,000	762,624
5.00%, 5/15/2027 (a)	1,075,000	1,024,346
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	1,000,000	850,000
Iron Mountain, Inc. REIT, 5.25%, 3/15/2028 (a)	621,000	571,320
REIT, 5.00%, 7/15/2028 (a)	220,000	196,812
REIT, 4.88%, 9/15/2029 (a)	870,000	747,983
REIT, 5.25%, 7/15/2030 (a)	763,000	658,326
REIT, 4.50%, 2/15/2031 (a)	940,000	761,395
ITT Holdings LLC 6.50%, 8/1/2029 (a)	1,250,000	1,004,381
Jefferies Finance LLC 5.00%, 8/15/2028 (a)	1,150,000	902,785
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	1,312,000	1,147,738
Koppers, Inc. 6.00%, 2/15/2025 (a)	2,389,000	2,138,155
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	581,000	540,079
4.13%, 1/31/2030 (a)	1,117,000	975,107
Level 3 Financing, Inc. 4.25%, 7/1/2028 (a)	589,000	485,925
3.75%, 7/15/2029 (a)	2,024,000	1,537,714
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	250,000	209,889
6.13%, 3/15/2032 (a)	500,000	415,434

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
United States — 77.3% (continued)
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	2,000,000	1,960,700
MGIC Investment Corp. 5.25%, 8/15/2028	612,000	555,225
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	738,049	729,639
Moog, Inc. 4.25%, 12/15/2027 (a)	155,000	138,703
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	646,000	560,160
Oxford Finance LLC 6.38%, 2/1/2027 (a)	250,000	228,750
PennyMac Financial Services, Inc. 5.75%, 9/15/2031 (a)	1,000,000	752,993
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	638,000	623,607
4.25%, 4/15/2031 (a)	2,347,000	1,954,608
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	1,786,000	1,726,455
PRA Group, Inc. 7.38%, 9/1/2025 (a)	2,000,000	1,913,089
Radian Group, Inc. 4.50%, 10/1/2024	645,000	610,570
Range Resources Corp. 4.75%, 2/15/2030 (a)	1,000,000	884,010
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,019,000	894,152
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	596,000	641,874
5.50%, 8/31/2026 (a)	1,000,000	817,600
5.38%, 7/15/2027 (a)	100,000	77,732
8.25%, 1/15/2029 (a)	500,000	498,362
SBA Communications Corp. REIT, 3.88%, 2/15/2027	609,000	548,100
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	2,452,000	1,992,250
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,252,000	1,115,130

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
United States — 77.3% (continued)
SEG Holding LLC 5.63%, 10/15/2028 (a)	3,198,000	2,955,397
Shea Homes LP 4.75%, 2/15/2028 (a)	668,000	563,451
Sprint Communications LLC 6.00%, 11/15/2022	1,026,000	1,026,113
Sprint Corp. 7.88%, 9/15/2023	2,500,000	2,541,008
Staples, Inc. 10.75%, 4/15/2027 (a)	500,000	364,128
Sunoco LP 4.50%, 4/30/2030	2,000,000	1,700,820
Sylvamo Corp. 7.00%, 9/1/2029 (a)	397,000	368,915
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (a)	3,228,000	3,219,930
Teleflex, Inc. 4.63%, 11/15/2027	1,005,000	947,062
4.25%, 6/1/2028 (a)	1,026,000	928,325
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,250,000	1,010,975
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,138,000	1,619,273
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	1,830,000	1,599,741
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027	614,919	593,321
United Airlines, Inc. 4.38%, 4/15/2026 (a)	343,000	313,042
4.63%, 4/15/2029 (a)	229,000	195,861
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	1,530,000	1,477,781
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (a)	326,000	245,944
VICI Properties LP REIT, 4.25%, 12/1/2026 (a)	245,000	223,163
REIT, 5.75%, 2/1/2027 (a)	2,415,000	2,281,499

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
United States — 77.3% (continued)
REIT, 3.75%, 2/15/2027 (a)	305,000	267,213
REIT, 4.13%, 8/15/2030 (a)	305,000	251,944
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	3,203,000	2,502,632
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	1,850,000	1,876,751
White Cap Parent LLC 8.25%, 3/15/2026 (a)(b)	1,972,000	1,666,340
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,222,000	1,075,751
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	1,588,000	1,342,209
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	500,000	409,075
		136,423,617
Total Corporate Bonds (Cost 179,819,113)		160,102,559
Loan Assignments — 0.8%
United States — 0.8%
BJ's Wholesale Club, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 5.35%, 2/3/2024 (c) (Cost $1,430,656)	1,431,382	1,431,382
Short-Term Investments — 7.2%
Commercial Paper — 7.2%
CenterPoint Energy, Inc. 3.40%, 11/1/2022 (d)	2,999,000	2,998,718
Credit Agricole Corporate and Investment Bank 3.02%, 11/1/2022 (d)	2,836,000	2,835,757
Entergy Corp. 3.25%, 11/1/2022 (a)(d)	1,833,000	1,832,833
General Motors Financial Co., Inc. 3.55%, 11/1/2022 (d)	4,998,000	4,997,502
Total Commercial Paper (Cost $12,666,000)		12,664,810

First Eagle Funds | Annual Report | October 31, 2022

First Eagle High Income Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Investment Companies — 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares 2.84% (f) (Cost $2,113)	2,113	2,113
Total Short-Term Investments (Cost $12,668,113)		12,666,923
Total Investments — 98.7% (Cost $193,917,882)		174,200,864
Other Assets Less Liabilities — 1.3%		2,283,782
Net Assets — 100.0%		176,484,646

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at October 31, 2022 amounted to $143,180,823, which represents approximately 81.13% of net assets of the Fund.

(b)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(c)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of October 31, 2022.

(d)  The rate shown was the current yield as of October 31, 2022.

(e)  Represents less than 0.05% of net assets.

(f)  Represents 7-day effective yield as of October 31, 2022.

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$348,539
Aggregate gross unrealized depreciation	(20,207,847)
Net unrealized depreciation	$(19,859,308)
Federal income tax cost	$194,060,172

Abbreviations

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

REIT  — Real Estate Investment Trust

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

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First Eagle Fund of America

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle Fund of America is a non-diversified U.S. equity fund that seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle Fund of America	Class A	without sales charge	-21.94	-0.06	5.50
		with sales charge	-25.84	-1.08	4.96
S&P 500 Index			-14.61	10.44	12.79

Asset Allocation* (%)

Sectors* (%)

Information Technology	33.7
Health Care	20.9
Communication Services	13.1
Consumer Staples	10.9
Consumer Discretionary	10.7
Industrials	5.9
Energy	2.1
Financials	1.6
Real Estate	0.0	†
Short-Term Investments	1.1

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

†  Less than 0.05%.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Fund of America | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

Top 10 Holdings* (%)

Oracle Corp. (Software, United States)	10.0
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	9.2
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	8.7
Comcast Corp. (Media, United States)	5.5
Ross Stores, Inc. (Specialty Retail, United States)	4.9
Alphabet, Inc. (Interactive Media & Services, United States)	4.7
Medtronic plc (Health Care Equipment & Supplies, United States)	4.5
Colgate-Palmolive Co. (Household Products, United States)	4.5
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components, Switzerland)	4.5
Home Depot, Inc. (The) (Specialty Retail, United States)	4.4
Total	60.9

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Fund of America | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Common Stocks — 95.6%
Air Freight & Logistics — 5.8%
CH Robinson Worldwide, Inc.	115,463	11,283,044
Expeditors International of Washington, Inc.	102,464	10,026,103
		21,309,147
Beverages — 4.3%
PepsiCo, Inc.	85,918	15,600,990
Capital Markets — 1.0%
Bank of New York Mellon Corp. (The)	87,441	3,682,141
Electronic Equipment, Instruments & Components — 4.5%
TE Connectivity Ltd. (Switzerland)	133,192	16,280,058
Equity Real Estate Investment Trusts (REITs) — 0.0% (a)
Equity Residential	1,392	87,724
Food Products — 1.0%
Nestle SA (Registered)	33,816	3,681,169
Health Care Equipment & Supplies — 7.8%
Becton Dickinson and Co.	50,238	11,854,661
Medtronic plc	188,731	16,483,765
		28,338,426
Health Care Providers & Services — 12.9%
HCA Healthcare, Inc.	61,222	13,313,948
UnitedHealth Group, Inc.	60,447	33,557,152
		46,871,100
Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	51,805	4,485,795
Household Products — 4.5%
Colgate-Palmolive Co.	222,025	16,394,326
Insurance — 0.5%
Willis Towers Watson plc	9,022	1,968,691
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A*	181,414	17,145,437
Meta Platforms, Inc., Class A*	104,287	9,715,377
		26,860,814
First Eagle Funds | Annual Report | October 31, 2022

First Eagle Fund of America | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
IT Services — 0.9%
Accenture plc, Class A	11,205	3,181,099
Media — 5.5%
Comcast Corp., Class A	635,771	20,179,372
Semiconductors & Semiconductor Equipment — 13.8%
Analog Devices, Inc.	109,112	15,561,553
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	45,107	2,776,336
Texas Instruments, Inc.	198,290	31,851,323
		50,189,212
Software — 14.2%
Microsoft Corp.	66,013	15,323,598
Oracle Corp.	466,384	36,410,599
		51,734,197
Specialty Retail — 9.3%
Home Depot, Inc. (The)	54,313	16,083,709
Ross Stores, Inc.	187,399	17,932,210
		34,015,919
Tobacco — 1.0%
Philip Morris International, Inc.	40,489	3,718,915
Total Common Stocks (Cost $331,776,527)		348,579,095
Master Limited Partnerships — 2.1%
Oil, Gas & Consumable Fuels — 2.1%
Enterprise Products Partners LP	144,469	3,647,842
Magellan Midstream Partners LP	69,202	3,733,448
Total Master Limited Partnerships (Cost $7,300,875)		7,381,290
	Principal Amount ($)
Short-Term Investments — 1.1%
Commercial Paper — 1.1%
CenterPoint Energy, Inc. 3.40%, 11/1/2022 (b)	964,000	963,909
Credit Agricole Corporate and Investment Bank (France) 3.02%, 11/1/2022 (b)	912,000	911,922

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Fund of America | Schedule of Investments | October 31, 2022

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 1.1% (continued)
Commercial Paper — 1.1% (continued)
Entergy Corp. 3.25%, 11/1/2022 (b)(c)	589,000	588,946
General Motors Financial Co., Inc. 3.55%, 11/1/2022 (b)	1,607,000	1,606,840
Total Commercial Paper (Cost $4,072,000)		4,071,617
	Shares
Investment Companies — 0.0% (a)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 2.84% (d) (Cost $1,636)	1,636	1,636
Total Short-Term Investments (Cost $4,073,636)		4,073,253
Total Investments — 98.8% (Cost $343,151,038)		360,033,638
Other Assets Less Liabilities — 1.2%		4,518,647
Net Assets — 100.0%		364,552,285

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  The rate shown was the current yield as of October 31, 2022.

(c)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at October 31, 2022 amounted to $588,946, which represents approximately 0.16% of net assets of the Fund.

(d)  Represents 7-day effective yield as of October 31, 2022.

Abbreviation

ADR  — American Depositary Receipt

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,761,579
Aggregate gross unrealized depreciation	(28,884,300)
Net unrealized appreciation	$16,877,279
Federal income tax cost	$343,156,359

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

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First Eagle Small Cap Opportunity Fund

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital.

Average Annual Returns^ (%)		One-Year	Since Inception (4/27/21)
First Eagle Small Cap Opportunity Fund	Class I	-13.00	-9.08
Russell 2000 Value Index		-10.73	-5.65
Russell 2000 Index		-18.54	-12.36

Asset Allocation* (%)

Sectors* (%)

Industrials	20.2
Consumer Discretionary	16.1
Information Technology	14.7
Health Care	11.8
Energy	10.0
Financials	6.1
Real Estate	4.8
Materials	4.4
Communication Services	1.6
Consumer Staples	1.5
Short-Term Investments	8.8

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

†  Less than 0.05%.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (8.8% of total investments), such as U.S. treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Russell 2000® Value Index is a widely followed, unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is completely reconstituted annually. One cannot invest directly in an index.

The Russell 2000® Index is a widely followed, unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is completely reconstituted annually. One cannot invest directly in an index.

Top 10 Holdings* (%)

Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure, United States)	0.9
Air Lease Corp. (Trading Companies & Distributors, United States)	0.8
Curtiss-Wright Corp. (Aerospace & Defense, United States)	0.8
Herc Holdings, Inc. (Trading Companies & Distributors, United States)	0.7
Ducommun, Inc. (Aerospace & Defense, United States)	0.7
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs), United States)	0.7
Enviva, Inc. (Oil, Gas & Consumable Fuels, United States)	0.7
Cohu, Inc. (Semiconductors & Semiconductor Equipment, United States)	0.7
CareDx, Inc. (Biotechnology, United States)	0.7
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure, United States)	0.7
Total	7.4

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Common Stocks — 89.2%
Aerospace & Defense — 3.4%
AAR Corp.*	35,061	1,553,904
Astronics Corp.*	158,204	1,464,969
Curtiss-Wright Corp.	25,692	4,311,888
Ducommun, Inc.*	87,390	4,125,682
Hexcel Corp.	34,362	1,913,964
Kaman Corp.	91,848	2,948,321
Mercury Systems, Inc.*	44,633	2,160,237
Triumph Group, Inc.*	79,568	720,090
		19,199,055
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.*	30,602	1,118,197
Radiant Logistics, Inc.*	162,292	985,113
		2,103,310
Airlines — 1.6%
Alaska Air Group, Inc.*	64,415	2,863,891
Allegiant Travel Co.*	38,508	2,890,025
JetBlue Airways Corp.*	382,396	3,074,464
		8,828,380
Auto Components — 1.6%
Goodyear Tire & Rubber Co. (The)*	287,036	3,645,357
Modine Manufacturing Co.*	189,576	3,397,202
Superior Industries International, Inc.*	443,438	2,030,946
		9,073,505
Automobiles — 0.2%
Harley-Davidson, Inc.	29,163	1,254,009
Banks — 2.5%
First Foundation, Inc.	90,245	1,440,310
Independent Bank Group, Inc.	57,926	3,654,551
Old National Bancorp	114,879	2,247,033
Seacoast Banking Corp. of Florida	125,723	3,884,841
Texas Capital Bancshares, Inc.*	45,878	2,752,680
		13,979,415

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Biotechnology — 1.2%
CareDx, Inc.*	197,911	3,940,408
Ironwood Pharmaceuticals, Inc.*	250,373	2,739,081
		6,679,489
Building Products — 1.2%
AZEK Co., Inc. (The)*	131,985	2,311,057
Gibraltar Industries, Inc.*	41,671	2,128,555
PGT Innovations, Inc.*	34,436	733,831
Quanex Building Products Corp.	73,346	1,625,348
		6,798,791
Capital Markets — 0.7%
Ashford, Inc., REIT*	42,371	642,345
B Riley Financial, Inc.	76,218	3,100,548
		3,742,893
Chemicals — 1.3%
AdvanSix, Inc.	25,041	910,992
Huntsman Corp.	105,481	2,822,671
Livent Corp.*	89,259	2,817,907
LSB Industries, Inc.*	57,369	1,011,415
		7,562,985
Commercial Services & Supplies — 2.6%
ARC Document Solutions, Inc.	98,244	237,750
Harsco Corp.*	154,736	818,553
Heritage-Crystal Clean, Inc.*	135,524	3,722,844
IAA, Inc.*	59,192	2,245,153
Interface, Inc.	24,189	273,578
Kimball International, Inc., Class B	168,899	1,248,164
Performant Financial Corp.*	651,377	1,511,195
Quest Resource Holding Corp.*	142,550	1,262,993
VSE Corp.	66,881	3,095,921
		14,416,151
Communications Equipment — 2.4%
ADTRAN Holdings, Inc.	36,900	828,774
Aviat Networks, Inc.*	116,101	3,791,859
CalAmp Corp.*	450,994	1,713,777

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Communications Equipment — 2.4% (continued)
Ceragon Networks Ltd. (Israel)*	238,772	429,790
Comtech Telecommunications Corp.	35,609	393,479
Digi International, Inc.*	29,826	1,202,883
DZS, Inc.*	191,318	3,040,043
Lantronix, Inc.*	118,231	597,066
PCTEL, Inc.*	301,605	1,402,463
		13,400,134
Construction & Engineering — 0.4%
Arcosa, Inc.	23,707	1,521,989
Bowman Consulting Group Ltd.*	28,882	446,227
Orion Group Holdings, Inc.*	147,074	335,329
		2,303,545
Diversified Consumer Services — 1.3%
American Public Education, Inc.*	134,213	1,719,268
Lincoln Educational Services Corp.*	386,921	2,147,412
Regis Corp.*	1,167,238	1,365,668
Universal Technical Institute, Inc.*	280,744	1,937,134
		7,169,482
Diversified Telecommunication Services — 0.1%
Ooma, Inc.*	35,902	582,689
Electrical Equipment — 1.2%
Babcock & Wilcox Enterprises, Inc.*	200,736	915,356
EnerSys	45,487	3,015,333
Generac Holdings, Inc.*	9,879	1,145,075
LSI Industries, Inc.	171,622	1,318,057
Orion Energy Systems, Inc.*	328,699	558,789
		6,952,610
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	44,572	3,505,588
Airgain, Inc.*	89,344	648,638
Avnet, Inc.	35,712	1,435,265
Coherent Corp.*	88,044	2,959,159
Fabrinet (Thailand)*	27,300	3,123,120

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components — 2.8% (continued)
Iteris, Inc.*	458,987	1,376,961
TTM Technologies, Inc.*	166,669	2,551,702
VIA Optronics AG, ADR (Germany)*	163,472	222,322
		15,822,755
Energy Equipment & Services — 5.1%
Archrock, Inc.	73,923	555,162
DMC Global, Inc.*	152,651	3,303,368
Helix Energy Solutions Group, Inc.*	340,179	2,381,253
Helmerich & Payne, Inc.	21,332	1,056,147
Liberty Energy, Inc., Class A*	190,350	3,218,819
Newpark Resources, Inc.*	368,481	1,348,640
NexTier Oilfield Solutions, Inc.*	58,447	589,146
NOV, Inc.	161,150	3,609,760
Oil States International, Inc.*	471,969	3,053,639
ProPetro Holding Corp.*	322,920	3,823,373
RPC, Inc.	263,796	2,936,049
US Silica Holdings, Inc.*	208,056	2,993,926
		28,869,282
Entertainment — 0.4%
Lions Gate Entertainment Corp., Class A*	257,865	2,078,392
Equity Real Estate Investment Trusts (REITs) — 4.6%
Alexander & Baldwin, Inc.	145,087	2,826,295
Armada Hoffler Properties, Inc.	253,660	2,965,285
Braemar Hotels & Resorts, Inc.	373,647	1,842,080
Chatham Lodging Trust*	154,664	2,005,992
Diversified Healthcare Trust	713,275	970,054
Macerich Co. (The)	204,407	2,275,050
Park Hotels & Resorts, Inc.	133,038	1,740,137
Pebblebrook Hotel Trust	72,623	1,164,873
Physicians Realty Trust	230,656	3,473,679
Tanger Factory Outlet Centers, Inc.	227,861	4,103,777
Whitestone REIT	260,828	2,454,391
		25,821,613

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Food & Staples Retailing — 0.4%
Chefs' Warehouse, Inc. (The)*	60,536	2,217,434
Food Products — 1.0%
Alico, Inc.	13,480	412,757
Hain Celestial Group, Inc. (The)*	16,932	316,798
Ingredion, Inc.	17,148	1,528,230
Real Good Food Co., Inc. (The), Class A*	187,245	1,252,669
Utz Brands, Inc.	147,084	2,384,232
		5,894,686
Health Care Equipment & Supplies — 2.2%
Accuray, Inc.*	70,850	144,534
Artivion, Inc.*	112,320	1,253,491
Bioventus, Inc., Class A*	338,056	2,751,776
Neuronetics, Inc.*	296,090	985,980
Orthofix Medical, Inc.*	135,474	2,175,713
SeaSpine Holdings Corp.*	32,075	206,242
Sientra, Inc.*	913,007	250,894
Sight Sciences, Inc.*	324,533	2,541,093
Tactile Systems Technology, Inc.*	303,820	2,260,421
		12,570,144
Health Care Providers & Services — 6.1%
Acadia Healthcare Co., Inc.*	16,189	1,316,166
AdaptHealth Corp.*	96,067	2,190,328
Addus HomeCare Corp.*	12,852	1,316,302
Amedisys, Inc.*	25,514	2,489,911
Brookdale Senior Living, Inc.*	623,151	2,785,485
Community Health Systems, Inc.*	857,048	2,459,728
Enhabit, Inc.*	78,117	970,213
InfuSystem Holdings, Inc.*	49,313	376,258
Option Care Health, Inc.*	30,406	920,085
Owens & Minor, Inc.	133,721	2,273,257
Patterson Cos., Inc.	135,891	3,529,089
Pennant Group, Inc. (The)*	134,310	1,653,356
Quipt Home Medical Corp.*	242,508	1,047,634

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Health Care Providers & Services — 6.1% (continued)
RadNet, Inc.*	82,731	1,581,817
Select Medical Holdings Corp.	74,310	1,908,281
Surgery Partners, Inc.*	128,667	3,498,456
Tenet Healthcare Corp.*	83,314	3,695,809
		34,012,175
Health Care Technology — 0.9%
Health Catalyst, Inc.*	259,310	2,287,114
HealthStream, Inc.*	70,210	1,734,187
iCAD, Inc.*	517,616	988,647
		5,009,948
Hotels, Restaurants & Leisure — 4.6%
BJ's Restaurants, Inc.*	119,912	3,939,109
Bloomin' Brands, Inc.	97,950	2,351,779
Cheesecake Factory, Inc. (The)	101,969	3,651,510
Chuy's Holdings, Inc.*	172,121	5,043,145
Denny's Corp.*	249,684	2,828,920
Drive Shack, Inc.*	1,082,683	686,746
Noodles & Co., Class A*	230,422	1,341,056
Potbelly Corp.*	317,259	1,579,950
Ruth's Hospitality Group, Inc.	100,511	2,088,619
Six Flags Entertainment Corp.*	110,864	2,472,267
		25,983,101
Household Durables — 3.0%
Beazer Homes USA, Inc.*	198,186	2,241,484
Cavco Industries, Inc.*	12,419	2,815,015
Century Communities, Inc.	64,610	2,875,791
Dixie Group, Inc. (The)*	213,469	234,816
LGI Homes, Inc.*	37,020	3,407,691
MDC Holdings, Inc.	13,917	423,912
Skyline Champion Corp.*	41,716	2,428,288
Sonos, Inc.*	43,247	697,141
Toll Brothers, Inc.	40,310	1,736,555
		16,860,693

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Insurance — 1.0%
HCI Group, Inc.	38,204	1,399,795
Old Republic International Corp.	98,559	2,287,554
Stewart Information Services Corp.	47,325	1,843,782
		5,531,131
Interactive Media & Services — 0.4%
Cars.com, Inc.*	152,326	2,114,285
QuinStreet, Inc.*	39,924	455,533
		2,569,818
Internet & Direct Marketing Retail — 0.3%
CarParts.com, Inc.*	363,153	1,699,556
IT Services — 0.4%
Squarespace, Inc., Class A*	92,797	2,061,021
Leisure Products — 0.3%
Topgolf Callaway Brands Corp.*	98,288	1,839,951
Machinery — 4.0%
Astec Industries, Inc.	55,445	2,420,174
Blue Bird Corp.*	137,266	1,258,729
CIRCOR International, Inc.*	142,938	2,954,528
Columbus McKinnon Corp.	79,296	2,261,522
EnPro Industries, Inc.	27,211	2,897,972
Luxfer Holdings plc (United Kingdom)	66,293	959,260
Manitex International, Inc.*	134,087	611,437
Park-Ohio Holdings Corp.	121,655	1,383,217
Shyft Group, Inc. (The)	84,908	1,951,186
Trinity Industries, Inc.	79,300	2,262,429
Wabash National Corp.	161,637	3,499,441
		22,459,895
Marine — 0.0% (a)
Diana Shipping, Inc. (Greece)	46,759	201,999
Media — 0.6%
Magnite, Inc.*	362,254	2,640,832
Marchex, Inc., Class B*	440,037	708,459
		3,349,291

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Metals & Mining — 2.9%
Carpenter Technology Corp.	85,597	3,201,328
Century Aluminum Co.*	321,082	2,315,001
Commercial Metals Co.	67,512	3,071,796
Ferroglobe plc*	334,148	1,948,083
Haynes International, Inc.	53,438	2,613,653
Hecla Mining Co.	675,234	3,085,819
		16,235,680
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Corp.	198,602	2,119,083
Oil, Gas & Consumable Fuels — 4.7%
Alto Ingredients, Inc.*	683,867	2,824,371
Callon Petroleum Co.*	79,323	3,487,039
Chesapeake Energy Corp.	26,031	2,662,190
Dorian LPG Ltd.	105,187	1,900,729
Earthstone Energy, Inc., Class A*	205,189	3,315,854
Enviva, Inc.	67,703	4,051,348
Matador Resources Co.	29,789	1,979,479
Navigator Holdings Ltd.*	213,931	2,684,834
PBF Energy, Inc., Class A*	37,499	1,659,331
SM Energy Co.	38,781	1,744,369
		26,309,544
Pharmaceuticals — 1.2%
Assertio Holdings, Inc.*	507,142	1,308,426
Pacira BioSciences, Inc.*	67,824	3,510,570
Societal CDMO, Inc.*	940,419	1,711,563
		6,530,559
Professional Services — 0.4%
GEE Group, Inc.*	907,670	572,014
Heidrick & Struggles International, Inc.	61,366	1,728,066
		2,300,080
Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc.*	86,178	640,303

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Road & Rail — 0.7%
Daseke, Inc.*	268,593	1,600,814
Heartland Express, Inc.	149,139	2,219,189
		3,820,003
Semiconductors & Semiconductor Equipment — 7.2%
Alpha & Omega Semiconductor Ltd.*	94,301	3,088,358
Amkor Technology, Inc.	158,828	3,302,034
Amtech Systems, Inc.*	164,607	1,517,676
Axcelis Technologies, Inc.*	59,500	3,451,000
Cohu, Inc.*	121,085	3,986,118
Diodes, Inc.*	29,407	2,107,600
FormFactor, Inc.*	92,751	1,874,498
Ichor Holdings Ltd.*	116,811	2,971,672
inTEST Corp.*	318,325	2,578,432
Kulicke & Soffa Industries, Inc. (Singapore)	73,352	3,076,383
MKS Instruments, Inc.	24,525	2,014,729
Onto Innovation, Inc.*	56,266	3,760,819
Ultra Clean Holdings, Inc.*	113,651	3,535,683
Veeco Instruments, Inc.*	162,366	2,959,932
		40,224,934
Software — 1.7%
Digital Turbine, Inc.*	100,320	1,464,672
Everbridge, Inc.*	63,727	1,996,567
Kaleyra, Inc. (Italy)*	321,894	276,861
SecureWorks Corp., Class A*	270,269	2,210,800
Synchronoss Technologies, Inc.*	506,331	536,711
Upland Software, Inc.*	72,059	579,354
Yext, Inc.*	241,065	1,282,466
Zeta Global Holdings Corp., Class A*	132,776	1,107,352
		9,454,783
Specialty Retail — 3.2%
America's Car-Mart, Inc.*	34,949	2,389,114
Container Store Group, Inc. (The)*	377,586	2,050,292
Lithia Motors, Inc., Class A	17,232	3,414,521
LL Flooring Holdings, Inc.*	149,128	1,240,745

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Specialty Retail — 3.2% (continued)
RH*	7,910	2,008,586
Sonic Automotive, Inc., Class A	13,759	643,233
Sportsman's Warehouse Holdings, Inc.*	268,315	2,409,469
Tile Shop Holdings, Inc.	123,227	485,514
Tilly's, Inc., Class A	217,787	1,929,593
Zumiez, Inc.*	53,464	1,199,197
		17,770,264
Textiles, Apparel & Luxury Goods — 1.4%
Allbirds, Inc., Class A*	159,897	550,046
Columbia Sportswear Co.	17,854	1,330,123
Skechers USA, Inc., Class A*	34,569	1,190,211
Steven Madden Ltd.	70,939	2,118,948
Unifi, Inc.*	286,972	2,617,184
		7,806,512
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.*	28,878	1,125,087
MGIC Investment Corp.	36,459	497,665
NMI Holdings, Inc., Class A*	85,670	1,878,743
Radian Group, Inc.	71,233	1,486,633
Walker & Dunlop, Inc.	35,038	3,152,018
		8,140,146
Trading Companies & Distributors — 3.7%
Air Lease Corp.	125,256	4,420,284
H&E Equipment Services, Inc.	58,277	2,200,539
Herc Holdings, Inc.	35,746	4,204,087
NOW, Inc.*	226,090	2,878,126
Titan Machinery, Inc.*	103,820	3,569,332
Univar Solutions, Inc.*	114,587	2,919,677
WESCO International, Inc.*	2,769	381,485
		20,573,530
Total Common Stocks (Cost $542,731,789)		500,824,749

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Master Limited Partnerships — 0.3%
Trading Companies & Distributors — 0.3%
Fortress Transportation and Infrastructure Investors LLC Class A (Cost $1,642,301)	87,133	1,514,372
	Number of Rights
Rights — 0.0% (a)
IT Services — 0.0% (a)
Flexion, Inc., CVR*‡ (b) (Cost $27,801)	44,841	—
	Shares
Short-Term Investments — 8.6%
Investment Companies — 8.6%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 2.84%, (c) (Cost $48,459,455)	48,459,455	48,459,455
Total Investments — 98.1% (Cost $592,861,346)		550,798,576
Other Assets Less Liabilities — 1.9%		10,505,651
Net Assets — 100.0%		561,304,227

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Security fair valued as of October 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at October 31, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  Represents 7-day effective yield as of October 31, 2022.

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

REIT  — Real Estate Investment Trust

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,884,263
Aggregate gross unrealized depreciation	(78,993,198)
Net unrealized depreciation	$(44,108,935)
Federal income tax cost	$594,907,511

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

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First Eagle Global Real Assets Fund

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle Global Real Assets Fund seeks long-term growth of capital.

Average Annual Returns^ (%)		For the Period 11/30/21† – 10/31/22
First Eagle Global Real Assets	Class I	-4.10
MSCI World Index		-16.65
Consumer Price Index +400bps		10.88

Asset Allocation* (%)

Sectors* (%)

Energy	26.6
Materials	20.5
Real Estate	17.1
Industrials	9.2
Commodities	8.7
Utilities	6.5
Consumer Discretionary	3.0
Communication Services	2.0
Investment Funds	1.5
Consumer Staples	1.4
Health Care	1.1
U.S. Treasury Obligations	1.0
Short-Term Investments	1.4

Countries*~ (%)

United States	60.6
Canada	10.9
United Kingdom	4.8
Japan	3.6
Hong Kong	3.1
Australia	2.7
Mexico	2.4
Singapore	1.5
Germany	1.5
Spain	1.2
Netherlands	1.1
Ireland	1.1
Israel	1.0
Brazil	0.9
Faroe Islands	0.8
France	0.8
Belgium	0.6
Russia	0.0	***
Short-Term Investments	1.4

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

†  Commencement of operations.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (1.4% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

***  Less than 0.05%.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Real Assets Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	8.7
Schlumberger NV (Energy Equipment & Services, United States)	3.7
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.5
NOV, Inc. (Energy Equipment & Services, United States)	3.5
Chevron Corp. (Oil, Gas & Consumable Fuels, United States)	3.3
Glencore plc (Metals & Mining, Australia)	2.7
Nutrien Ltd. (Chemicals, Canada)	2.6
United Utilities Group plc (Water Utilities, United Kingdom)	2.5
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	2.5
Grupo Mexico SAB de CV (Metals & Mining, Mexico)	2.2
Total	35.2

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Common Stocks — 84.2%
Australia — 2.7%
Glencore plc	43,634	250,157
Belgium — 0.6%
Shurgard Self Storage SA	1,231	53,599
Brazil — 0.9%
Wheaton Precious Metals Corp.	2,671	87,383
Canada — 11.0%
Barrick Gold Corp.	3,561	53,558
Canadian National Railway Co.	1,374	162,780
Canadian Pacific Railway Ltd.	1,899	141,566
Franco-Nevada Corp.	1,007	124,423
Imperial Oil Ltd.	4,296	233,697
Nutrien Ltd.	2,888	244,018
StorageVault Canada, Inc.	14,877	68,251
		1,028,293
Faroe Islands — 0.8%
Bakkafrost P/F	1,545	77,278
France — 0.8%
Air Liquide SA	584	76,395
Germany — 1.5%
FUCHS PETROLUB SE (Preference)	4,878	139,701
Hong Kong — 3.1%
CK Asset Holdings Ltd.	24,000	132,686
Hongkong Land Holdings Ltd.	31,000	119,347
Hysan Development Co. Ltd.	19,000	41,412
		293,445
Ireland — 1.1%
CRH plc	2,834	102,075
Israel — 1.0%
ICL Group Ltd.	10,239	92,356
Japan — 3.7%
Kansai Paint Co. Ltd.	3,700	48,282
Komatsu Ltd.	8,800	172,394

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Japan — 3.7% (continued)
Mitsubishi Estate Co. Ltd.	5,600	70,421
Shin-Etsu Chemical Co. Ltd.	500	51,965
		343,062
Mexico — 2.4%
GMexico Transportes SAB de CV (a)	11,815	21,981
Grupo Mexico SAB de CV, Series B	57,449	208,276
		230,257
Netherlands — 1.1%
Shell plc	3,691	102,259
Russia — 0.0%
Alrosa PJSC*‡ (b)	48,132	—
Singapore — 1.5%
UOL Group Ltd.	32,100	140,206
Spain — 1.2%
Aena SME SA* (a)	963	113,183
United Kingdom — 4.8%
Berkeley Group Holdings plc	1,708	67,957
Big Yellow Group plc, REIT	3,664	47,147
Great Portland Estates plc, REIT	4,900	28,884
Severn Trent plc	2,336	67,042
United Utilities Group plc	21,981	236,872
		447,902
United States — 46.0%
American Homes 4 Rent, Class A, REIT	6,139	196,080
American Water Works Co., Inc.	175	25,434
Ball Corp.	588	29,041
Boston Properties, Inc., REIT	828	60,196
Charter Communications, Inc., Class A*	397	145,945
Chevron Corp.	1,711	309,520
Comcast Corp., Class A	1,351	42,881
Cummins, Inc.	396	96,826
Deere & Co.	222	87,872
Douglas Emmett, Inc., REIT	4,859	85,470
DR Horton, Inc.	1,728	132,849

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
United States — 46.0% (continued)
EOG Resources, Inc.	667	91,059
Equinix, Inc., REIT	178	100,826
Equity Residential, REIT	2,337	147,278
Exxon Mobil Corp.	2,954	327,333
HCA Healthcare, Inc.	493	107,213
Home Depot, Inc. (The)	283	83,805
IDACORP, Inc.	966	101,140
Mid-America Apartment Communities, Inc., REIT	733	115,411
National Energy Services Reunited Corp.*	11,107	83,969
Newmont Corp.	1,155	48,880
NOV, Inc.	14,566	326,278
Phillips 66	1,725	179,900
PPG Industries, Inc.	750	85,635
Royal Gold, Inc.	1,287	122,213
RPM International, Inc.	1,719	162,566
SBA Communications Corp., REIT	603	162,750
Schlumberger NV	6,672	347,144
Terreno Realty Corp., REIT	737	42,112
UGI Corp.	5,040	178,063
Union Pacific Corp.	324	63,873
Walmart, Inc.	357	50,812
Williams Cos., Inc. (The)	4,980	162,995
		4,303,369
Total Common Stocks (Cost $8,350,374)		7,880,920
	Ounces
Commodities — 8.7%
Gold bullion*	501	817,535
Total Commodities (Cost $893,007)		817,535

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Master Limited Partnerships — 3.6%
United States — 3.6%
Enterprise Products Partners LP	7,060	178,265
Magellan Midstream Partners LP	2,972	160,339
Total Master Limited Partnerships (Cost $300,218)		338,604
Exchange Traded Funds — 1.5%
United States — 1.5%
iShares Gold Trust (Cost $155,999)	4,625	143,283
U.S. Treasury Obligations — 1.0%
U.S. Treasury Inflation Linked Notes 0.92%, 4/15/2027 (Cost $92,839)	91,500	89,505
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 2.84% (c) (Cost $130,701)	130,701	130,701
Total Investments — 100.4% (Cost $9,923,138)		9,400,548
Liabilities in Excess of Other Assets — (0.4)%		(40,153)
Net Assets — 100.0%		9,360,395

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  Security fair valued as of October 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at October 31, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  Represents 7-day effective yield as of October 31, 2022.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2022

Abbreviations

PJSC  — Public Joint Stock Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$892,274
Aggregate gross unrealized depreciation	(1,398,155)
Net unrealized depreciation	$(505,881)
Federal income tax cost	$9,906,429

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

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First Eagle U.S. Smid Cap Opportunity Fund

Fund Overview

Data as of October 31, 2022 (unaudited)

Investment Objective

The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital.

Average Annual Returns^ (%)		For the Period 8/15/22† – 10/31/22
First Eagle U.S. Smid Cap Opportunity Fund	Class I	-10.20
Russell 2500 Value Index		-8.42
Russell 2500 Index		-8.74

Asset Allocation* (%)

Sectors* (%)

Industrials	19.3
Consumer Discretionary	18.3
Health Care	15.1
Financials	14.1
Energy	11.7
Information Technology	9.6
Consumer Staples	5.9
Materials	4.8
Short-Term Investments	1.2

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

†  Commencement of operations.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (1.2% of total investments), such as U.S. treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Smid Cap Opportunity Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Russell 2500TM Value Index is a widely followed, unmanaged index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe, commonly referred to as "smid" cap. It includes those Russell 2500TM companies with relatively low price-to-book ratios and lower forecasted growth values. The Russell 2500TM Value Index is completely reconstituted annually. One cannot invest directly in an index.

The Russell 2500TM Index is a widely followed, unmanaged index that measures the performance of the smid cap segment of the U.S. equity universe. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index is completely reconstituted annually. One cannot invest directly in an index.

Top 10 Holdings* (%)

Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels, United States)	2.9
HF Sinclair Corp. (Oil, Gas & Consumable Fuels, United States)	2.5
Curtiss-Wright Corp. (Aerospace & Defense, United States)	2.4
Matador Resources Co. (Oil, Gas & Consumable Fuels, United States)	2.4
Cardinal Health, Inc. (Health Care Providers & Services, United States)	2.3
Casey's General Stores, Inc. (Food & Staples Retailing, United States)	2.2
SM Energy Co. (Oil, Gas & Consumable Fuels, United States)	2.1
Quest Diagnostics, Inc. (Health Care Providers & Services, United States)	2.1
Cheesecake Factory, Inc. (The) (Hotels, Restaurants & Leisure, United States)	2.1
Ameris Bancorp (Banks, United States)	2.0
Total	23.0

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Common Stocks — 96.4%
Aerospace & Defense — 4.1%
Curtiss-Wright Corp.	164	27,524
Mercury Systems, Inc.*	401	19,408
		46,932
Air Freight & Logistics — 0.9%
GXO Logistics, Inc.*	272	9,939
Airlines — 1.5%
JetBlue Airways Corp.*	2,152	17,302
Auto Components — 1.2%
Goodyear Tire & Rubber Co. (The)*	1,101	13,983
Banks — 6.6%
Ameris Bancorp	450	23,179
Independent Bank Group, Inc.	296	18,675
Seacoast Banking Corp. of Florida	612	18,911
Texas Capital Bancshares, Inc.*	235	14,100
		74,865
Biotechnology — 0.8%
CareDx, Inc.*	438	8,721
Building Products — 2.4%
AZEK Co., Inc. (The)*	481	8,422
Lennox International, Inc.	83	19,387
		27,809
Capital Markets — 2.1%
B Riley Financial, Inc.	350	14,238
Raymond James Financial, Inc.	87	10,278
		24,516
Chemicals — 3.3%
Chemours Co. (The)	520	14,888
Huntsman Corp.	615	16,457
Westlake Corp.	60	5,799
		37,144
Communications Equipment — 1.8%
Ciena Corp.*	419	20,070

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Electrical Equipment — 3.5%
EnerSys	332	22,008
Generac Holdings, Inc.*	159	18,430
		40,438
Electronic Equipment, Instruments & Components — 2.4%
Belden, Inc.	181	12,603
Coherent Corp.*	425	14,284
		26,887
Energy Equipment & Services — 1.5%
Liberty Energy, Inc., Class A*	1,006	17,011
Food & Staples Retailing — 4.2%
Casey's General Stores, Inc.	109	25,365
Performance Food Group Co.*	440	22,898
		48,263
Food Products — 1.5%
Ingredion, Inc.	193	17,200
Health Care Equipment & Supplies — 2.3%
QuidelOrtho Corp.*	165	14,820
Zimmer Biomet Holdings, Inc.	106	12,015
		26,835
Health Care Providers & Services — 8.4%
Amedisys, Inc.*	161	15,712
Cardinal Health, Inc.	348	26,413
Owens & Minor, Inc.	546	9,282
Quest Diagnostics, Inc.	168	24,133
Select Medical Holdings Corp.	116	2,979
Tenet Healthcare Corp.*	396	17,567
		96,086
Hotels, Restaurants & Leisure — 8.7%
Aramark	628	22,922
Bloomin' Brands, Inc.	171	4,106
Cheesecake Factory, Inc. (The)	669	23,957
Chuy's Holdings, Inc.*	426	12,482
Cracker Barrel Old Country Store, Inc.	178	20,331

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure — 8.7% (continued)
Denny's Corp.*	928	10,514
Vail Resorts, Inc.	24	5,259
		99,571
Household Durables — 2.2%
Beazer Homes USA, Inc.*	235	2,658
LGI Homes, Inc.*	185	17,029
Toll Brothers, Inc.	122	5,256
		24,943
Insurance — 2.3%
HCI Group, Inc.	246	9,014
Old Republic International Corp.	730	16,943
		25,957
Internet & Direct Marketing Retail — 1.5%
Chewy, Inc., Class A*	430	16,654
IT Services — 0.5%
Amdocs Ltd.	66	5,696
Leisure Products — 1.3%
Topgolf Callaway Brands Corp.*	780	14,602
Life Sciences Tools & Services — 1.5%
Avantor, Inc.*	626	12,626
PerkinElmer, Inc.	37	4,943
		17,569
Machinery — 3.1%
Donaldson Co., Inc.	59	3,389
Dover Corp.	88	11,501
Flowserve Corp.	698	20,019
		34,909
Metals & Mining — 1.5%
Cleveland-Cliffs, Inc.*	1,277	16,588
Oil, Gas & Consumable Fuels — 10.0%
Chesapeake Energy Corp.	327	33,442
HF Sinclair Corp.	471	28,811
Matador Resources Co.	410	27,245
SM Energy Co.	538	24,199
		113,697

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2022

Investments	Shares	Value ($)
Pharmaceuticals — 1.7%
Pacira BioSciences, Inc.*	366	18,944
Road & Rail — 1.5%
XPO Logistics, Inc.*	340	17,592
Semiconductors & Semiconductor Equipment — 4.7%
Amkor Technology, Inc.	635	13,202
MKS Instruments, Inc.	212	17,416
ON Semiconductor Corp.*	197	12,102
Onto Innovation, Inc.*	166	11,095
		53,815
Specialty Retail — 1.7%
Lithia Motors, Inc., Class A	70	13,871
RH*	23	5,840
		19,711
Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.*	10	3,499
Skechers USA, Inc., Class A*	94	3,236
Steven Madden Ltd.	255	7,617
		14,352
Thrifts & Mortgage Finance — 2.7%
Radian Group, Inc.	816	17,030
Walker & Dunlop, Inc.	157	14,124
		31,154
Trading Companies & Distributors — 1.7%
Air Lease Corp.	550	19,409
Total Common Stocks (Cost $1,217,342)		1,099,164
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 2.84%, (a) (Cost $13,401)	13,401	13,401
Total Investments — 97.6% (Cost $1,230,743)		1,112,565
Other Assets Less Liabilities — 2.4%		26,801
Net Assets — 100.0%		1,139,366

First Eagle Funds | Annual Report | October 31, 2022

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2022

*  Non-income producing security.

(a)  Represents 7-day effective yield as of October 31, 2022.

As of October 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,608
Aggregate gross unrealized depreciation	(150,150)
Net unrealized appreciation	$(118,542)
Federal income tax cost	$1,231,107

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

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Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$28,487,427,553	$8,693,691,650
Investments in affiliates	2,241,559,117	356,119,084
Gold bullion	2,917,123,385	666,559,699
Silver bullion	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	36,116,089,490	9,591,327,289
Investments in affiliates	2,198,389,215	426,933,620
Gold bullion	4,530,486,527	1,187,841,810
Silver bullion	—	—
Unrealized appreciation on forward foreign currency exchange contracts	653,543	278,800
Receivable for investment securities sold	42,967,223	1,573,708
Foreign tax reclaims receivable	43,147,758	22,473,102
Receivable for Fund shares sold	34,572,897	20,101,150
Accrued interest and dividends receivable	74,774,316	32,673,509
Investment for trustee deferred compensation plan (Note 2)	5,968,019	3,395,176
Other assets	252,885	87,845
Total Assets	43,047,301,873	11,286,686,009
Liabilities
Investment advisory fees payable (Note 2)	26,564,311	7,088,617
Due to custodian	159,490	15,450
Payable for investment securities purchased	6,896,870	1,635,348
Distribution fees payable (Note 3)	3,686,513	354,788
Administrative fees payable (Note 2)	263,974	112,840
Trustee deferred compensation plan (Note 2)	5,968,019	3,395,176
Service fees payable (Note 3)	363,575	19,630
Trustee fees payable	4,910	4,911
IRS compliance fees for foreign withholding tax claims payable	20,941,890	34,796,781
Unrealized depreciation on forward foreign currency exchange contracts	1,250,056	532,228
Payable for Fund shares redeemed	36,516,971	15,523,463
Accrued expenses and other liabilities	15,304,836	5,270,338
Total Liabilities	117,921,415	68,749,570
Net Assets	$42,929,380,458	$11,217,936,439
Net Assets Consist of
Capital stock (par value, $0.001 per share)	756,492	515,942
Capital surplus	32,414,627,829	9,779,522,768
Total distributable earnings (losses)	10,513,996,137	1,437,897,729
Net Assets	$42,929,380,458	$11,217,936,439

First Eagle Funds | Annual Report | October 31, 2022

October 31, 2022

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$690,818,339	$1,099,398,009
Investments in affiliates	—	147,217,695
Gold bullion	78,780,488	197,540,077
Silver bullion	—	67,464,529
Investments, at Value (Note 1)
Investments in non-affiliates	1,020,171,114	1,253,286,315
Investments in affiliates	—	146,056,992
Gold bullion	118,394,428	294,056,198
Silver bullion	—	79,138,914
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	1,616,534	23,265,286
Foreign tax reclaims receivable	—	—
Receivable for Fund shares sold	689,293	1,907,995
Accrued interest and dividends receivable	961,743	29
Investment for trustee deferred compensation plan (Note 2)	3,638,481	220,479
Other assets	75,789	76,544
Total Assets	1,145,547,382	1,798,008,752
Liabilities
Investment advisory fees payable (Note 2)	696,235	1,135,065
Due to custodian	5,971	571
Payable for investment securities purchased	20,487	11,614,011
Distribution fees payable (Note 3)	131,892	172,597
Administrative fees payable (Note 2)	12,624	4,166
Trustee deferred compensation plan (Note 2)	3,638,481	220,479
Service fees payable (Note 3)	7,213	22,458
Trustee fees payable	7,503	4,912
IRS compliance fees for foreign withholding tax claims payable	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	791,853	1,590,559
Accrued expenses and other liabilities	478,986	915,841
Total Liabilities	5,791,245	15,680,659
Net Assets	$1,139,756,137	$1,782,328,093
Net Assets Consist of
Capital stock (par value, $0.001 per share)	61,326	91,167
Capital surplus	679,550,160	2,234,013,805
Total distributable earnings (losses)	460,144,651	(451,776,879)
Net Assets	$1,139,756,137	$1,782,328,093
First Eagle Funds | Annual Report | October 31, 2022

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$12,562,350,617		$1,394,388,384
Shares outstanding	222,066,205		65,581,973
Net asset value per share and redemption proceeds per share	$56.57		$21.26
Offering price per share (NAV per share plus maximum sales charge)**	$59.55	(1)	$22.38	(1)
Class C
Net assets	$1,738,497,110		$92,476,123
Shares outstanding	32,037,627		4,564,760
Net asset value per share and redemption proceeds per share	$54.26		$20.26
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$53.72		$20.06
Class I
Net assets	$26,919,899,076		$8,462,922,444
Shares outstanding	472,421,232		387,720,084
Net asset value per share and redemption proceeds per share	$56.98		$21.83
Class R3
Net assets	$7,133,615		$296,993
Shares outstanding	126,209		13,692
Net asset value per share and redemption proceeds per share	$56.52		$21.69
Class R4
Net assets	$1,266,132		$12,542,736
Shares outstanding	22,267		576,504
Net asset value per share and redemption proceeds per share	$56.86		$21.76
Class R5
Net assets	$99,997		$37,674
Shares outstanding	1,782		1,735
Net asset value per share and redemption proceeds per share	$56.09	(3)	$21.71
Class R6
Net assets	$1,700,133,911		$1,255,272,085
Shares outstanding	29,816,528		57,482,854
Net asset value per share and redemption proceeds per share	$57.02		$21.84

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, R3, R4 and R6 have no front-end sales charges.

(2)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

(3)  Net asset value may not recalculate due to rounding of fractional shares.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

October 31, 2022

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$540,286,706		$494,372,448
Shares outstanding	29,351,025		25,679,365
Net asset value per share and redemption proceeds per share	$18.41		$19.25
Offering price per share (NAV per share plus maximum sales charge)**	$19.38	(1)	$20.26	(1)
Class C
Net assets	$34,952,799		$104,358,998
Shares outstanding	2,009,999		5,969,493
Net asset value per share and redemption proceeds per share	$17.39		$17.48
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$17.22		$17.31
Class I
Net assets	$538,423,875		$1,075,241,747
Shares outstanding	28,579,801		54,080,450
Net asset value per share and redemption proceeds per share	$18.84		$19.88
Class R3
Net assets	$64,438		$1,012,885
Shares outstanding	3,437		51,308
Net asset value per share and redemption proceeds per share	$18.75		$19.74
Class R4
Net assets	$32,528		$1,324,613
Shares outstanding	1,735		66,536
Net asset value per share and redemption proceeds per share	$18.76		$19.91
Class R5
Net assets	$75,182		$579,722
Shares outstanding	4,005		29,137
Net asset value per share and redemption proceeds per share	$18.77		$19.90
Class R6
Net assets	$25,920,609		$105,437,680
Shares outstanding	1,375,767		5,291,172
Net asset value per share and redemption proceeds per share	$18.84		$19.93

First Eagle Funds | Annual Report | October 31, 2022

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$1,354,267,607	$193,917,882
Gold bullion	69,667,432	—
Investments, at Value (Note 1)
Investments in non-affiliates	1,343,562,622	174,200,864
Gold bullion	92,057,700	—
Cash	—	506
Unrealized appreciation on forward foreign currency exchange contracts	18,149	—
Receivable for investment securities sold	1,456,680	267,637
Foreign tax reclaims receivable	2,209,219	—
Receivable for Fund shares sold	5,366,351	176,558
Accrued interest and dividends receivable	5,780,082	2,523,882
Due from custodian	—	—
Investment for trustee deferred compensation plan (Note 2)	639,992	250,921
Other assets	13,068	23,903
Total Assets	1,451,103,863	177,444,271
Liabilities
Investment advisory fees payable (Note 2)	882,511	66,485
Option contracts written, at value (premiums received $2,744,984, $—, $— and $—, respectively)	4,281,153	—
Due to custodian	373	—
Payable for investment securities purchased	5,107,953	—
Distribution fees payable (Note 3)	172,900	19,086
Administrative fees payable (Note 2)	58,836	7,387
Trustee deferred compensation plan (Note 2)	639,992	250,921
Service fees payable (Note 3)	20,653	1,587
Trustee fees payable	289	645
IRS compliance fees for foreign withholding tax claims payable	276,252	—
Payable for distributions to shareholders	122,032	83,562
Unrealized depreciation on forward foreign currency exchange contracts	35,216	—
Payable for Fund shares redeemed	1,715,520	189,780
Accrued expenses and other liabilities	525,400	340,172
Total Liabilities	13,839,080	959,625
Net Assets	$1,437,264,783	$176,484,646
Net Assets Consist of
Capital stock (par value, $0.001 per share)	123,971	22,694
Capital surplus	1,419,624,838	315,046,423
Total distributable earnings (losses)	17,515,974	(138,584,471)
Net Assets	$1,437,264,783	$176,484,646

First Eagle Funds | Annual Report | October 31, 2022

October 31, 2022

	First Eagle Fund of America	First Eagle Small Cap Opportunity Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$343,151,038	$592,861,346
Gold bullion	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	360,033,638	550,798,576
Gold bullion	—	—
Cash	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	10,830,818	2,025,208
Foreign tax reclaims receivable	42,645	—
Receivable for Fund shares sold	36,784	14,463,697
Accrued interest and dividends receivable	428,300	207,984
Due from custodian	18,201,572	37,755
Investment for trustee deferred compensation plan (Note 2)	1,532,877	344,616
Other assets	61,581	338,799
Total Assets	391,168,215	568,216,635
Liabilities
Investment advisory fees payable (Note 2)	150,629	356,645
Option contracts written, at value (premiums received $2,744,984, $—, $— and $—, respectively)	—	—
Due to custodian	—	—
Payable for investment securities purchased	23,703,355	5,691,511
Distribution fees payable (Note 3)	61,146	7,176
Administrative fees payable (Note 2)	—	125
Trustee deferred compensation plan (Note 2)	1,532,877	344,616
Service fees payable (Note 3)	3,464	—
Trustee fees payable	18,706	—
IRS compliance fees for foreign withholding tax claims payable	—	—
Payable for distributions to shareholders	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	653,668	350,868
Accrued expenses and other liabilities	492,085	161,467
Total Liabilities	26,615,930	6,912,408
Net Assets	$364,552,285	$561,304,227
Net Assets Consist of
Capital stock (par value, $0.001 per share)	18,183	66,059
Capital surplus	338,253,611	615,879,494
Total distributable earnings (losses)	26,280,491	(54,641,326)
Net Assets	$364,552,285	$561,304,227

First Eagle Funds | Annual Report | October 31, 2022

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
Class A
Net assets	$541,001,908		$68,391,423
Shares outstanding	46,560,925		8,796,579
Net asset value per share and redemption proceeds per share	$11.62		$7.77
Offering price per share (NAV per share plus maximum sales charge)*	$12.23	(1)	$8.14	(2)
Class C
Net assets	$98,977,264		$7,376,016
Shares outstanding	8,456,225		949,515
Net asset value per share and redemption proceeds per share	$11.70		$7.77
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$11.58		$7.69
Class I
Net assets	$751,297,085		$99,295,110
Shares outstanding	64,970,999		12,765,238
Net asset value per share and redemption proceeds per share	$11.56		$7.78
Class R3
Net assets	$56,075		$402,494
Shares outstanding	4,832		51,721
Net asset value per share and redemption proceeds per share	$11.61		$7.78
Class R4
Net assets	$48,612		$9,894
Shares outstanding	4,202		1,278
Net asset value per share and redemption proceeds per share	$11.57		$7.74
Class R5
Net assets	$10,823		$10,120
Shares outstanding	936		1,302
Net asset value per share and redemption proceeds per share	$11.57		$7.78
Class R6
Net assets	$45,873,016		$999,589
Shares outstanding	3,973,194		128,496
Net asset value per share and redemption proceeds per share	$11.55		$7.78

*  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(3)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

October 31, 2022

	First Eagle Fund of America		First Eagle Small Cap Opportunity Fund
Class A
Net assets	$246,150,826		$37,219,675
Shares outstanding	12,125,113		4,392,441
Net asset value per share and redemption proceeds per share	$20.30		$8.47
Offering price per share (NAV per share plus maximum sales charge)*	$21.37	(1)	$8.92	(1)
Class C
Net assets	$16,001,828		$—
Shares outstanding	1,267,183		—
Net asset value per share and redemption proceeds per share	$12.63		$—
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$12.50		$—
Class I
Net assets	$97,102,922		$501,227,339
Shares outstanding	4,542,657		58,977,677
Net asset value per share and redemption proceeds per share	$21.38		$8.50
Class R3
Net assets	$50,234		$—
Shares outstanding	2,368		—
Net asset value per share and redemption proceeds per share	$21.22		$—
Class R4
Net assets	$30,422		$—
Shares outstanding	1,425		—
Net asset value per share and redemption proceeds per share	$21.35		$—
Class R5
Net assets	$10,343		$—
Shares outstanding	484		—
Net asset value per share and redemption proceeds per share	$21.36		$—
Class R6
Net assets	$5,205,710		$22,857,213
Shares outstanding	243,545		2,688,408
Net asset value per share and redemption proceeds per share	$21.37		$8.50

First Eagle Funds | Annual Report | October 31, 2022

Statements of Assets and Liabilities (continued)

October 31, 2022

	First Eagle Global Real Assets Fund*	First Eagle U.S. Smid Cap Opportunity Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$9,030,131	$1,230,743
Gold bullion	893,007	—
Investments, at Value (Note 1)
Investments in non-affiliates	8,583,013	1,112,565
Gold bullion	817,535	—
Foreign tax reclaims receivable	1,032	—
Accrued interest and dividends receivable	8,635	502
Other assets	97,983	131,889
Total Assets	9,508,198	1,244,956
Liabilities
Investment advisory fees payable (Note 2)	4,875	636
Distribution fees payable (Note 3)	247	9
Administrative fees payable (Note 2)	139	127
Trustee fees payable	—	55
Accrued expenses and other liabilities	142,542	104,763
Total Liabilities	147,803	105,590
Net Assets	$9,360,395	$1,139,366
Net Assets Consist of
Capital stock (par value, $0.001 per share)	976	127
Capital surplus	9,787,042	1,264,415
Total distributable earnings (losses)	(427,623)	(125,176)
Net Assets	$9,360,395	$1,139,366

First Eagle Funds | Annual Report | October 31, 2022

Statements of Assets and Liabilities (continued)

October 31, 2022

	First Eagle Global Real Assets Fund*		First Eagle U.S. Smid Cap Opportunity Fund
Class A
Net assets	$1,286,453		$48,573
Shares outstanding	134,467		5,413
Net asset value per share and redemption proceeds per share	$9.57		$8.97
Offering price per share (NAV per share plus maximum sales charge)**	$10.07	(1)	$9.45	(1)
Class I
Net assets	$7,073,975		$1,045,902
Shares outstanding	737,628		116,486
Net asset value per share and redemption proceeds per share	$9.59		$8.98
Class R6
Net assets	$999,967		$44,891
Shares outstanding	104,276		5,000
Net asset value per share and redemption proceeds per share	$9.59		$8.98

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

**  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes I and R6 have no front-end sales charges.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $804,766, $293,298, $— and $— foreign taxes withheld)	$64,391,678	$17,823,641
Dividends from:
Non-affiliates (net of $48,254,403, $26,748,317, $104,939 and $2,617,972 foreign taxes withheld)	822,302,613	271,906,165
Affiliated issuers (net of $239,967, $5,333,055, $— and $303,524 foreign taxes withheld)	31,437,747	19,585,007
Total Income	918,132,038	309,314,813
Expenses
Investment advisory fees (Note 2)	353,969,256	97,482,180
Distributions fee (Note 3)
Class A	34,903,708	4,154,923
Class C	16,452,380	954,943
Class R3	15,351	953
Class R4	2,026	16,217
Shareholder servicing agent fees	33,354,283	10,218,157
Service fees (Note 3)
Class C	5,484,127	318,314
Class R3	6,140	381
Administrative fees (Note 2)	3,119,812	1,232,472
Professional fees	789,560	585,229
Custodian and accounting fees	7,447,670	2,933,566
Shareholder reporting fees	2,217,969	729,618
Trustees' fees	1,578,042	493,549
Registration and filing fees	673,820	230,306
Other expenses	957,629	297,330
Total Expenses	460,971,773	119,648,138
Expense waiver (Note 2)	—	—
Expense reductions due to earnings credits (Note 1)	(154,455)	(24,179)
Net Expenses	460,817,318	119,623,959
Net Investment Income (Note 1)	457,314,720	189,690,854
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	1,887,650,019	456,209,286
Transactions from investments in affiliates	(40,697,774)	—
Commodity related transactions	32,926,723	70,113,414
Settlement of foreign currency and foreign currency transactions	(10,275,477)	(6,307,625)
Settlement of forward foreign currency exchange contracts	77,144,333	40,664,847
	1,946,747,824	560,679,922

First Eagle Funds | Annual Report | October 31, 2022

October 31, 2022

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $804,766, $293,298, $— and $— foreign taxes withheld)	$1,125,961	$1,790,402
Dividends from:
Non-affiliates (net of $48,254,403, $26,748,317, $104,939 and $2,617,972 foreign taxes withheld)	20,211,412	26,474,828
Affiliated issuers (net of $239,967, $5,333,055, $— and $303,524 foreign taxes withheld)	—	1,719,968
Total Income	21,337,373	29,985,198
Expenses
Investment advisory fees (Note 2)	9,096,992	15,677,281
Distributions fee (Note 3)
Class A	1,463,122	1,420,811
Class C	331,702	982,563
Class R3	170	2,784
Class R4	19	1,477
Shareholder servicing agent fees	835,197	2,004,427
Service fees (Note 3)
Class C	110,568	327,521
Class R3	68	1,113
Administrative fees (Note 2)	212,083	284,930
Professional fees	195,646	218,650
Custodian and accounting fees	250,718	746,293
Shareholder reporting fees	26,181	171,598
Trustees' fees	50,723	107,255
Registration and filing fees	109,205	198,963
Other expenses	46,925	64,845
Total Expenses	12,729,319	22,210,511
Expense waiver (Note 2)	(606,484)	—
Expense reductions due to earnings credits (Note 1)	(10,757)	(13,591)
Net Expenses	12,112,078	22,196,920
Net Investment Income (Note 1)	9,225,295	7,788,278
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	86,732,642	10,389,262
Transactions from investments in affiliates	—	(7,980,613)
Commodity related transactions	1,091,550	(8,432,273)
Settlement of foreign currency and foreign currency transactions	(2,797)	(28,217)
Settlement of forward foreign currency exchange contracts	—	—
	87,821,395	(6,051,841)

First Eagle Funds | Annual Report | October 31, 2022

Statements of Operations (continued)

	First Eagle Global Fund*	First Eagle Overseas Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $2,704,393, $742,263, $— and $—)	$(8,024,733,962)	$(2,680,208,325)
Investment in affiliates	(276,463,949)	(165,530,754)
Foreign currency and foreign currency translations	(5,073,497)	(2,582,746)
Forward foreign currency exchange contracts	(11,592,382)	(6,381,847)
	(8,317,863,790)	(2,854,703,672)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(6,371,115,966)	(2,294,023,750)
Net Decrease in Net Assets Resulting from Operations	$(5,913,801,246)	$(2,104,332,896)

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

October 31, 2022

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $2,704,393, $742,263, $— and $—)	$(211,933,175)	$(282,940,135)
Investment in affiliates	—	(55,100,548)
Foreign currency and foreign currency translations	—	(17,639)
Forward foreign currency exchange contracts	—	—
	(211,933,175)	(338,058,322)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(124,111,780)	(344,110,163)
Net Decrease in Net Assets Resulting from Operations	$(114,886,485)	$(336,321,885)

First Eagle Funds | Annual Report | October 31, 2022

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Investment Income
Interest (net of $18,325, $—, $— and $— foreign taxes withheld)	$10,319,013	$11,073,553
Non-cash dividend income from non-affiliates	—	—
Dividends from:
Non-affiliates (net of $2,726,681, $—, $96,698 and $— foreign taxes withheld)	35,581,742	750
Total Income	45,900,755	11,074,303
Expenses
Investment advisory fees (Note 2)	10,282,779	909,581
Distributions fee (Note 3)
Class A	1,284,959	193,011
Class C	961,758	80,746
Class Y	—	—
Class R3	149	1,055
Class R4	35	11
Shareholder servicing agent fees	793,900	206,863
Service fees (Note 3)
Class C	320,586	26,916
Class R3	60	422
Administrative fees (Note 2)	685,539	101,067
Professional fees	237,354	241,795
Custodian and accounting fees	354,337	156,901
Shareholder reporting fees	88,289	35,733
Trustees' fees	41,807	8,495
Registration and filing fees	127,202	65,285
Other expenses	46,636	27,421
Total Expenses	15,225,390	2,055,302
Expense waiver (Note 2)	—	—
Expense reductions due to earnings credits (Note 1)	(6,124)	(4,685)
Net Expenses	15,219,266	2,050,617
Net Investment Income (Loss) (Note 1)	30,681,489	9,023,686
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	23,341,658	(4,504,923)
Commodity related transactions	781,169	—
Settlement of foreign currency and foreign currency transactions	(411,996)	—
Settlement of forward foreign currency exchange contracts	2,617,970	4,170
Expiration or closing of option contracts written	3,731,812	—
	30,060,613	(4,500,753)

First Eagle Funds | Annual Report | October 31, 2022

October 31, 2022

	First Eagle Fund of America	First Eagle Small Cap Opportunity Fund
Investment Income
Interest (net of $18,325, $—, $— and $— foreign taxes withheld)	$52,553	$51,298
Non-cash dividend income from non-affiliates	—	437,755
Dividends from:
Non-affiliates (net of $2,726,681, $—, $96,698 and $— foreign taxes withheld)	6,758,050	3,133,522
Total Income	6,810,603	3,622,575
Expenses
Investment advisory fees (Note 2)	2,251,188	3,036,674
Distributions fee (Note 3)
Class A	639,949	66,882
Class C	192,368	—
Class Y	98,474	—
Class R3	142	—
Class R4	18	—
Shareholder servicing agent fees	451,642	317,507
Service fees (Note 3)
Class C	64,123	—
Class R3	57	—
Administrative fees (Note 2)	336,414	267,738
Professional fees	258,456	113,353
Custodian and accounting fees	151,426	233,116
Shareholder reporting fees	—	45,888
Trustees' fees	19,353	7,446
Registration and filing fees	15,522	168,631
Other expenses	37,679	17,579
Total Expenses	4,516,811	4,274,814
Expense waiver (Note 2)	(589,391)	(620,830)
Expense reductions due to earnings credits (Note 1)	(9,257)	(1,318)
Net Expenses	3,918,163	3,652,666
Net Investment Income (Loss) (Note 1)	2,892,440	(30,091)
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	8,893,502	(12,290,978)
Commodity related transactions	—	—
Settlement of foreign currency and foreign currency transactions	(444)	—
Settlement of forward foreign currency exchange contracts	—	—
Expiration or closing of option contracts written	—	—
	8,893,058	(12,290,978)

First Eagle Funds | Annual Report | October 31, 2022

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $15,248, $—, $— and $—)	$(177,314,992)	$(24,981,396)
Foreign currency and foreign currency translations	(246,809)	—
Forward foreign currency exchange contracts	(441,243)	(4,170)
Option contracts written	(1,387,228)	—
	(179,390,272)	(24,985,566)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(149,329,659)	(29,486,319)
Net Decrease in Net Assets Resulting from Operations	$(118,648,170)	$(20,462,633)

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

October 31, 2022

	First Eagle Fund of America	First Eagle Small Cap Opportunity Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $15,248, $—, $— and $—)	$(124,000,469)	$(43,272,599)
Foreign currency and foreign currency translations	(2,913)	—
Forward foreign currency exchange contracts	—	—
Option contracts written	—	—
	(124,003,382)	(43,272,599)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(115,110,324)	(55,563,577)
Net Decrease in Net Assets Resulting from Operations	$(112,217,884)	$(55,593,668)

First Eagle Funds | Annual Report | October 31, 2022

Statements of Operations (continued)

October 31, 2022

	First Eagle Global Real Assets Fund*	First Eagle U.S. Smid Cap Opportunity Fund
	For the Period of 11/30/21† - 10/31/22	For the Period of 8/15/22† - 10/31/22
Investment Income
Interest (net of $— and $— foreign taxes withheld)	$77	$—
Dividends from:
Non-affiliates (net of $9,794 and $— foreign taxes withheld)	211,720	3,561
Total Income	211,797	3,561
Expenses
Investment advisory fees (Note 2)	55,098	1,757
Distributions fee (Note 3)
Class A	2,423	24
Shareholder servicing agent fees	1,916	950
Service fees (Note 3)
Administrative fees (Note 2)	1,259	313
Professional fees	152,098	85,532
Custodian and accounting fees	110,777	20,715
Shareholder reporting fees	13,520	438
Trustees' fees	15,478	55
Registration and filing fees	45,443	678
Other expenses	17,033	781
Total Expenses	415,045	111,243
Expense waiver (Note 2)	(340,298)	(108,833)
Expense reductions due to earnings credits (Note 1)	(221)	(156)
Net Expenses	74,526	2,254
Net Investment Income (Note 1)	137,271	1,307
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	(75,017)	(8,329)
Settlement of foreign currency and foreign currency transactions	(5,094)	—
	(80,111)	(8,329)
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $— and $—)	(522,590)	(118,178)
Foreign currency and foreign currency translations	(182)	—
	(522,772)	(118,178)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency related transactions	(602,883)	(126,507)
Net Decrease in Net Assets Resulting from Operations	$(465,612)	$(125,200)

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Assets Cayman Fund, Ltd.

†  Commencement of operations.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

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Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Operations
Net investment income	$457,314,720	$553,637,335	$189,690,854	$215,668,996
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	1,946,747,824	2,129,762,697	560,679,922	348,615,395
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(8,317,863,790)	8,135,117,030	(2,854,703,672)	1,691,859,962
Net increase (decrease) in net assets resulting from operations	(5,913,801,246)	10,818,517,062	(2,104,332,896)	2,256,144,353
Distributions to Shareholders
Distributable earnings:
Class A	(887,753,790)	(315,110,484)	(102,137,338)	(3,992,024)
Class C	(132,799,923)	(59,920,144)	(7,259,256)	—
Class I	(1,844,356,025)	(697,013,867)	(614,760,402)	(50,625,638)
Class R3	(67,027)	(90,445)	(19,902)	(397)
Class R4	(120,800)	(60,986)	(576,641)	(42,486)
Class R5	(6,725)	(171)	(3,821)	(49)
Class R6	(131,255,084)	(45,909,407)	(88,673,786)	(7,148,037)
Decrease in net assets resulting from distributions	(2,996,359,374)	(1,118,105,504)	(813,431,146)	(61,808,631)
Fund Share Transactions
Class A
Net proceeds from shares sold	1,182,824,369	1,958,094,631	194,202,849	271,060,705
Net asset value of shares issued for reinvested dividends and distributions	771,492,296	270,175,856	93,004,480	3,615,181
Cost of shares redeemed	(1,866,821,008)	(2,069,167,872)	(412,816,545)	(417,274,314)
Increase (decrease) in net assets from Fund share transactions	87,495,657	159,102,615	(125,609,216)	(142,598,428)
Class C
Net proceeds from shares sold	167,583,781	211,517,631	8,129,789	13,123,996
Net asset value of shares issued for reinvested dividends and distributions	124,431,035	56,376,781	6,746,821	—
Cost of shares redeemed	(761,341,546)	(1,813,430,699)	(51,235,080)	(120,592,115)
Decrease in net assets from Fund share transactions	(469,326,730)	(1,545,536,287)	(36,358,470)	(107,468,119)
Class I
Net proceeds from shares sold	5,297,637,292	4,246,081,289	2,452,117,096	2,302,030,422
Net asset value of shares issued for reinvested dividends and distributions	1,581,825,307	588,547,599	551,561,993	45,022,820
Cost of shares redeemed	(4,764,010,265)	(4,589,066,510)	(3,417,433,001)	(2,646,191,859)
Increase (decrease) in net assets from Fund share transactions	2,115,452,334	245,562,378	(413,753,912)	(299,138,617)
Class R3
Net proceeds from shares sold	8,283,108	876,728	89,417	239,092
Net asset value of shares issued for reinvested dividends and distributions	67,027	90,445	19,902	397
Cost of shares redeemed	(1,396,981)	(4,634,476)	(111,375)	(76,147)
Increase (decrease) in net assets from Fund share transactions	6,953,154	(3,667,303)	(2,056)	163,342

First Eagle Funds | Annual Report | October 31, 2022

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Operations
Net investment income	$9,225,295	$6,650,324	$7,788,278	$2,263,352
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	87,821,395	120,920,519	(6,051,841)	7,064,245
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(211,933,175)	224,319,454	(338,058,322)	(303,450,211)
Net increase (decrease) in net assets resulting from operations	(114,886,485)	351,890,297	(336,321,885)	(294,122,614)
Distributions to Shareholders
Distributable earnings:
Class A	(53,052,982)	(9,095,373)	(5,573,400)	(7,576,869)
Class C	(4,233,440)	(833,896)	(343,996)	(1,315,313)
Class I	(49,533,778)	(10,728,386)	(15,999,745)	(20,539,044)
Class R3	(5,774)	(883)	(11,410)	(5,218)
Class R4	(1,055)	(164)	(9,117)	(12,726)
Class R5	(6,233)	(1,064)	(4,694)	(15,658)
Class R6	(2,212,723)	(331,599)	(1,358,289)	(2,703,539)
Decrease in net assets resulting from distributions	(109,045,985)	(20,991,365)	(23,300,651)	(32,168,367)
Fund Share Transactions
Class A
Net proceeds from shares sold	47,475,322	103,650,653	136,526,999	159,538,696
Net asset value of shares issued for reinvested dividends and distributions	46,028,292	7,757,290	5,272,465	7,065,621
Cost of shares redeemed	(83,546,172)	(106,777,772)	(127,981,717)	(147,476,619)
Increase (decrease) in net assets from Fund share transactions	9,957,442	4,630,171	13,817,747	19,127,698
Class C
Net proceeds from shares sold	5,432,456	6,219,008	19,039,520	39,114,458
Net asset value of shares issued for reinvested dividends and distributions	3,904,705	810,746	318,229	1,196,048
Cost of shares redeemed	(19,670,181)	(82,151,287)	(38,215,792)	(52,180,435)
Decrease in net assets from Fund share transactions	(10,333,020)	(75,121,533)	(18,858,043)	(11,869,929)
Class I
Net proceeds from shares sold	125,720,994	66,536,522	452,464,455	647,468,297
Net asset value of shares issued for reinvested dividends and distributions	30,253,156	6,724,589	14,000,367	17,491,897
Cost of shares redeemed	(99,876,278)	(144,556,147)	(522,992,298)	(544,118,010)
Increase (decrease) in net assets from Fund share transactions	56,097,872	(71,295,036)	(56,527,476)	120,842,184
Class R3
Net proceeds from shares sold	270	359	813,440	997,974
Net asset value of shares issued for reinvested dividends and distributions	5,774	883	11,410	5,218
Cost of shares redeemed	(8)	—	(980,977)	(37,131)
Increase (decrease) in net assets from Fund share transactions	6,036	1,242	(156,127)	966,061

First Eagle Funds | Annual Report | October 31, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Class R4
Net proceeds from shares sold	1,038,726	367,850	13,912,646	4,138,776
Net asset value of shares issued for reinvested dividends and distributions	120,800	60,986	576,641	42,486
Cost of shares redeemed	(1,544,248)	(985,907)	(8,452,427)	(2,503,381)
Increase (decrease) in net assets from Fund share transactions	(384,722)	(557,071)	6,036,860	1,677,881
Class R5
Net proceeds from shares sold	4,311	98,664	78,964	52,034
Net asset value of shares issued for reinvested dividends and distributions	6,725	171	1,541	36
Cost of shares redeemed	(848)	(356)	(102,209)	(14,713)
Increase (decrease) in net assets from Fund share transactions	10,188	98,479	(21,704)	37,357
Class R6
Net proceeds from shares sold	591,696,468	547,188,387	148,248,855	778,104,946
Net asset value of shares issued for reinvested dividends and distributions	118,445,610	42,756,670	88,413,667	7,029,534
Cost of shares redeemed	(717,034,874)	(412,053,977)	(233,216,655)	(327,281,255)
Increase (decrease) in net assets from Fund share transactions	(6,892,796)	177,891,080	3,445,867	457,853,225
Increase (decrease) in net assets from Fund share transactions	1,733,307,085	(967,106,109)	(566,262,631)	(89,473,359)
Net increase (decrease) in net assets	(7,176,853,535)	8,733,305,449	(3,484,026,673)	2,104,862,363
Net Assets (Note 1)
Beginning of period	50,106,233,993	41,372,928,544	14,701,963,112	12,597,100,749
End of period	$42,929,380,458	$50,106,233,993	$11,217,936,439	$14,701,963,112
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	220,800,407	218,563,801	70,974,129	76,443,647
Shares sold	19,157,991	29,881,785	8,142,552	10,333,179
Shares issued on reinvestment of distributions	12,524,226	4,522,528	3,814,786	144,089
Shares redeemed	(30,416,419)	(32,167,707)	(17,349,494)	(15,946,786)
Shares outstanding, end of period	222,066,205	220,800,407	65,581,973	70,974,129
Class C
Shares outstanding, beginning of period	39,993,648	64,457,855	6,180,394	10,447,967
Shares sold	2,805,075	3,378,111	347,938	524,854
Shares issued on reinvestment of distributions	2,091,278	977,406	288,449	—
Shares redeemed	(12,852,374)	(28,819,724)	(2,252,021)	(4,792,427)
Shares outstanding, end of period	32,037,627	39,993,648	4,564,760	6,180,394
Class I
Shares outstanding, beginning of period	439,008,116	435,121,397	404,269,481	414,893,100
Shares sold	85,489,726	65,246,449	101,298,361	86,058,044
Shares issued on reinvestment of distributions	25,550,401	9,805,858	22,088,987	1,753,908
Shares redeemed	(77,627,011)	(71,165,588)	(139,936,745)	(98,435,571)
Shares outstanding, end of period	472,421,232	439,008,116	387,720,084	404,269,481

First Eagle Funds | Annual Report | October 31, 2022

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Class R4
Net proceeds from shares sold	20,612	—	1,311,538	143,688
Net asset value of shares issued for reinvested dividends and distributions	1,055	163	9,117	12,726
Cost of shares redeemed	(8)	—	(543,647)	(161,843)
Increase (decrease) in net assets from Fund share transactions	21,659	163	777,008	(5,429)
Class R5
Net proceeds from shares sold	24,565	6,497	298,054	489,510
Net asset value of shares issued for reinvested dividends and distributions	1,075	195	4,550	6,374
Cost of shares redeemed	(11,379)	(1,579)	(26,344)	(635,993)
Increase (decrease) in net assets from Fund share transactions	14,261	5,113	276,260	(140,109)
Class R6
Net proceeds from shares sold	9,424,409	9,618,164	53,488,559	52,184,021
Net asset value of shares issued for reinvested dividends and distributions	2,189,977	331,191	1,340,795	2,615,039
Cost of shares redeemed	(6,717,531)	(4,400,411)	(31,213,306)	(137,817,966)
Increase (decrease) in net assets from Fund share transactions	4,896,855	5,548,944	23,616,048	(83,018,906)
Increase (decrease) in net assets from Fund share transactions	60,661,105	(136,230,936)	(37,054,583)	45,901,570
Net increase (decrease) in net assets	(163,271,365)	194,667,996	(396,677,119)	(280,389,411)
Net Assets (Note 1)
Beginning of period	1,303,027,502	1,108,359,506	2,179,005,212	2,459,394,623
End of period	$1,139,756,137	$1,303,027,502	$1,782,328,093	$2,179,005,212
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	28,742,223	28,622,135	25,243,851	24,499,606
Shares sold	2,428,210	5,009,985	5,983,477	6,553,740
Shares issued on reinvestment of distributions	2,393,567	424,359	239,982	283,988
Shares redeemed	(4,212,975)	(5,314,256)	(5,787,945)	(6,093,483)
Shares outstanding, end of period	29,351,025	28,742,223	25,679,365	25,243,851
Class C
Shares outstanding, beginning of period	2,557,732	6,326,967	6,938,928	7,523,782
Shares sold	296,957	317,332	913,518	1,747,101
Shares issued on reinvestment of distributions	213,488	46,435	15,840	52,597
Shares redeemed	(1,058,178)	(4,133,002)	(1,898,793)	(2,384,552)
Shares outstanding, end of period	2,009,999	2,557,732	5,969,493	6,938,928
Class I
Shares outstanding, beginning of period	25,734,780	29,211,135	56,991,845	52,495,301
Shares sold	6,336,739	3,221,373	19,631,559	25,667,583
Shares issued on reinvestment of distributions	1,541,169	360,955	618,391	682,477
Shares redeemed	(5,032,887)	(7,058,683)	(23,161,345)	(21,853,516)
Shares outstanding, end of period	28,579,801	25,734,780	54,080,450	56,991,845
First Eagle Funds | Annual Report | October 31, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Class R3
Shares outstanding, beginning of period	18,803	81,176	14,036	7,866
Shares sold	129,610	12,973	3,580	9,029
Shares issued on reinvestment of distributions	1,088	1,507	798	16
Shares redeemed	(23,292)	(76,853)	(4,722)	(2,875)
Shares outstanding, end of period	126,209	18,803	13,692	14,036
Class R4
Shares outstanding, beginning of period	30,042	38,806	375,210	313,837
Shares sold	16,282	5,570	559,606	152,455
Shares issued on reinvestment of distributions	1,951	1,017	23,149	1,658
Shares redeemed	(26,008)	(15,351)	(381,461)	(92,740)
Shares outstanding, end of period	22,267	30,042	576,504	375,210
Class R5
Shares outstanding, beginning of period	1,616	179	2,583	1,149
Shares sold	70	1,439	3,086	1,967
Shares issued on reinvestment of distributions	110	3	62	1
Shares redeemed	(14)	(5)	(3,996)	(534)
Shares outstanding, end of period	1,782	1,616	1,735	2,583
Class R6
Shares outstanding, beginning of period	30,779,066	27,859,910	57,163,246	39,321,157
Shares sold	9,537,442	8,479,644	6,184,889	29,729,795
Shares issued on reinvestment of distributions	1,913,190	712,255	3,542,214	273,949
Shares redeemed	(12,413,170)	(6,272,743)	(9,407,495)	(12,161,655)
Shares outstanding, end of period	29,816,528	30,779,066	57,482,854	57,163,246

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Class R3
Shares outstanding, beginning of period	3,130	3,066	57,335	17,463
Shares sold	13	16	34,672	41,239
Shares issued on reinvestment of distributions	294	48	505	204
Shares redeemed	—	—	(41,204)	(1,571)
Shares outstanding, end of period	3,437	3,130	51,308	57,335
Class R4
Shares outstanding, beginning of period	568	559	34,208	34,389
Shares sold	1,113	—	57,045	5,754
Shares issued on reinvestment of distributions	54	9	401	495
Shares redeemed	—	—	(25,118)	(6,430)
Shares outstanding, end of period	1,735	568	66,536	34,208
Class R5
Shares outstanding, beginning of period	3,298	3,042	18,471	24,936
Shares sold	1,214	317	11,622	18,203
Shares issued on reinvestment of distributions	55	10	201	249
Shares redeemed	(562)	(71)	(1,157)	(24,917)
Shares outstanding, end of period	4,005	3,298	29,137	18,471
Class R6
Shares outstanding, beginning of period	1,130,595	869,157	4,347,949	7,695,443
Shares sold	470,343	454,941	2,269,800	2,075,323
Shares issued on reinvestment of distributions	111,620	17,787	59,118	101,871
Shares redeemed	(336,791)	(211,290)	(1,385,695)	(5,524,688)
Shares outstanding, end of period	1,375,767	1,130,595	5,291,172	4,347,949

First Eagle Funds | Annual Report | October 31, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Operations
Net investment income (loss)	$30,681,489	$26,995,384	$9,023,686	$8,907,944
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	30,060,613	43,231,035	(4,500,753)	11,878,855
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(179,390,272)	177,328,350	(24,985,566)	(4,458,030)
Net increase (decrease) in net assets resulting from operations	(118,648,170)	247,554,769	(20,462,633)	16,328,769
Distributions to Shareholders
Distributable earnings:
Class A	(31,633,200)	(12,699,011)	(3,347,056)	(2,910,556)
Class C	(6,507,996)	(4,377,364)	(377,549)	(772,667)
Class I	(45,872,345)	(21,982,727)	(5,163,847)	(5,413,507)
Class R3	(3,661)	(1,631)	(17,682)	(17,032)
Class R4	(1,847)	(418)	(375)	(354)
Class R5	(747)	(334)	(456)	(408)
Class R6	(1,981,325)	(640,895)	(47,703)	(42,767)
Class Y	—	—	—	—
Return of capital:
Class I	—	—	—	—
Decrease in net assets resulting from distributions	(86,001,121)	(39,702,380)	(8,954,668)	(9,157,291)
Fund Share Transactions
Class A^^
Net proceeds from shares sold	191,100,234	153,255,338	14,920,601	24,546,075
Net asset value of shares issued for reinvested dividends and distributions	28,735,474	11,336,614	3,210,190	2,761,204
Cost of shares redeemed	(94,392,245)	(96,685,311)	(22,274,378)	(18,791,615)
Increase (decrease) in net assets from Fund share transactions	125,443,463	67,906,641	(4,143,587)	8,515,664
Class C
Net proceeds from shares sold	13,101,415	10,077,229	764,680	1,288,489
Net asset value of shares issued for reinvested dividends and distributions	6,183,312	4,155,711	376,204	768,043
Cost of shares redeemed	(56,197,995)	(78,177,054)	(7,307,331)	(19,919,680)
Decrease in net assets from Fund share transactions	(36,913,268)	(63,944,114)	(6,166,447)	(17,863,148)
Class I^
Net proceeds from shares sold	281,489,340	99,851,184	13,244,198	36,668,620
Net asset value of shares issued for reinvested dividends and distributions	38,792,769	18,371,835	4,219,117	4,012,824
Cost of shares redeemed	(132,835,519)	(188,343,019)	(33,855,594)	(39,095,303)
Increase (decrease) in net assets from Fund share transactions	187,446,590	(70,120,000)	(16,392,279)	1,586,141
Class Y^^^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—

First Eagle Funds | Annual Report | October 31, 2022

	First Eagle Fund of America		First Eagle Small Cap Opportunity Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Period 4/27/21† - 10/31/21
Operations
Net investment income (loss)	$2,892,440	$1,929,180	$(30,091)	$(62,622)
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	8,893,058	75,204,810	(12,290,978)	(56,150)
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(124,003,382)	100,158,206	(43,272,599)	1,209,829
Net increase (decrease) in net assets resulting from operations	(112,217,884)	177,292,196	(55,593,668)	1,091,057
Distributions to Shareholders
Distributable earnings:
Class A	(28,960,882)	(34,250,353)	—	—
Class C	(6,438,710)	(14,232,302)	—	—
Class I	(18,554,874)	(27,133,065)	—	(180,133)
Class R3	(7,565)	(7,909)	—	—
Class R4	(1,612)	(1,644)	—	—
Class R5	(1,584)	(1,663)	—	—
Class R6	(844,134)	(943,282)	—	—
Class Y	(14,342,072)	(18,434,569)	—	—
Return of capital:
Class I	—	—	—	(6,867)
Decrease in net assets resulting from distributions	(69,151,433)	(95,004,787)	—	(187,000)
Fund Share Transactions
Class A^^
Net proceeds from shares sold	124,325,543	34,275,190	34,689,417	10,022,376
Net asset value of shares issued for reinvested dividends and distributions	27,071,267	31,645,707	—	—
Cost of shares redeemed	(51,621,626)	(67,236,306)	(3,412,636)	(69,573)
Increase (decrease) in net assets from Fund share transactions	99,775,184	(1,315,409)	31,276,781	9,952,803
Class C
Net proceeds from shares sold	852,632	685,542	—	—
Net asset value of shares issued for reinvested dividends and distributions	6,416,617	14,128,456	—	—
Cost of shares redeemed	(15,866,782)	(43,952,029)	—	—
Decrease in net assets from Fund share transactions	(8,597,533)	(29,138,031)	—	—
Class I^
Net proceeds from shares sold	9,732,803	21,531,018	557,173,815	94,395,435
Net asset value of shares issued for reinvested dividends and distributions	10,757,623	15,548,851	—	187,000
Cost of shares redeemed	(36,713,178)	(66,673,502)	(98,007,637)	(2,214,359)
Increase (decrease) in net assets from Fund share transactions	(16,222,752)	(29,593,633)	459,166,178	92,368,076
Class Y^^^
Net proceeds from shares sold	384,358	810,447	—	—
Net asset value of shares issued for reinvested dividends and distributions	13,462,427	17,360,601	—	—
Cost of shares redeemed	(112,753,811)	(22,168,976)	—	—
Decrease in net assets from Fund share transactions	(98,907,026)	(3,997,928)	—	—

First Eagle Funds | Annual Report | October 31, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Class R3
Net proceeds from shares sold	—	—	50,017	74,597
Net asset value of shares issued for reinvested dividends and distributions	3,661	1,630	17,677	17,031
Cost of shares redeemed	—	—	(46,715)	(115,918)
Increase (decrease) in net assets from Fund share transactions	3,661	1,630	20,979	(24,290)
Class R4
Net proceeds from shares sold	23,922	15,901	—	—
Net asset value of shares issued for reinvested dividends and distributions	1,847	418	375	354
Cost of shares redeemed	(52)	—	—	—
Increase in net assets from Fund share transactions	25,717	16,319	375	354
Class R5
Net asset value of shares issued for reinvested dividends and distributions	746	334	456	408
Increase in net assets from Fund share transactions	746	334	456	408
Class R6^^
Net proceeds from shares sold	32,031,477	9,734,233	178,703	114,077
Net asset value of shares issued for reinvested dividends and distributions	1,967,018	634,033	47,695	42,759
Cost of shares redeemed	(7,431,039)	(4,406,797)	(149,320)	(155,301)
Increase in net assets from Fund share transactions	26,567,456	5,961,469	77,078	1,535
Increase (decrease) in net assets from Fund share transactions	302,574,365	(60,177,721)	(26,603,425)	(7,783,336)
Net increase (decrease) in net assets	97,925,074	147,674,668	(56,020,726)	(611,858)
Net Assets (Note 1)
Beginning of period	1,339,339,709	1,191,665,041	232,505,372	233,117,230
End of period	$1,437,264,783	$1,339,339,709	$176,484,646	$232,505,372
Changes in Shares Outstanding
Class A^^
Shares outstanding, beginning of period	36,430,773	31,324,150	9,337,274	8,395,840
Shares sold	15,433,507	11,640,714	1,768,389	2,732,559
Shares issued on reinvestment of distributions	2,308,259	879,064	390,328	307,930
Shares redeemed	(7,611,614)	(7,413,155)	(2,699,412)	(2,099,055)
Shares outstanding, end of period	46,560,925	36,430,773	8,796,579	9,337,274
Class C
Shares outstanding, beginning of period	11,404,016	16,265,829	1,686,722	3,674,826
Shares sold	1,050,747	774,278	90,401	144,091
Shares issued on reinvestment of distributions	491,852	326,144	45,503	85,793
Shares redeemed	(4,490,390)	(5,962,235)	(873,111)	(2,217,988)
Shares outstanding, end of period	8,456,225	11,404,016	949,515	1,686,722

First Eagle Funds | Annual Report | October 31, 2022

	First Eagle Fund of America		First Eagle Small Cap Opportunity Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Period 4/27/21† - 10/31/21
Class R3
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	7,565	7,909	—	—
Cost of shares redeemed	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	7,565	7,909	—	—
Class R4
Net proceeds from shares sold	20,612	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	1,612	1,644	—	—
Cost of shares redeemed	(8)	—	—	—
Increase in net assets from Fund share transactions	22,216	1,644	—	—
Class R5
Net asset value of shares issued for reinvested dividends and distributions	1,584	1,663	—	—
Increase in net assets from Fund share transactions	1,584	1,663	—	—
Class R6^^
Net proceeds from shares sold	1,692,266	2,059,053	23,931,613	1,265,813
Net asset value of shares issued for reinvested dividends and distributions	822,187	926,982	—	—
Cost of shares redeemed	(2,019,488)	(2,408,802)	(1,967,426)	—
Increase in net assets from Fund share transactions	494,965	577,233	21,964,187	1,265,813
Increase (decrease) in net assets from Fund share transactions	(23,425,797)	(63,456,552)	512,407,146	103,586,692
Net increase (decrease) in net assets	(204,795,114)	18,830,857	456,813,478	104,490,749
Net Assets (Note 1)
Beginning of period	569,347,399	550,516,542	104,490,749	—
End of period	$364,552,285	$569,347,399	$561,304,227	$104,490,749
Changes in Shares Outstanding
Class A^^
Shares outstanding, beginning of period	7,916,180	7,878,416	1,030,504	—
Shares sold	5,331,190	1,239,730	3,746,248	1,037,642
Shares issued on reinvestment of distributions	1,079,146	1,295,879	—	—
Shares redeemed	(2,201,403)	(2,497,845)	(384,311)	(7,138)
Shares outstanding, end of period	12,125,113	7,916,180	4,392,441	1,030,504
Class C
Shares outstanding, beginning of period	1,886,112	3,357,306	—	—
Shares sold	59,765	38,913	—	—
Shares issued on reinvestment of distributions	406,254	859,395	—	—
Shares redeemed	(1,084,948)	(2,369,502)	—	—
Shares outstanding, end of period	1,267,183	1,886,112	—	—

First Eagle Funds | Annual Report | October 31, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Class I^
Shares outstanding, beginning of period	49,589,679	55,060,055	14,699,977	14,522,650
Shares sold	23,089,982	7,643,282	1,571,583	4,094,049
Shares issued on reinvestment of distributions	3,133,723	1,430,928	512,337	447,331
Shares redeemed	(10,842,385)	(14,544,586)	(4,018,659)	(4,364,053)
Shares outstanding, end of period	64,970,999	49,589,679	12,765,238	14,699,977
Class Y^^^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R3
Shares outstanding, beginning of period	4,538	4,411	49,309	51,915
Shares sold	—	—	5,981	8,363
Shares issued on reinvestment of distributions	294	127	2,152	1,899
Shares redeemed	—	—	(5,721)	(12,868)
Shares outstanding, end of period	4,832	4,538	51,721	49,309
Class R4
Shares outstanding, beginning of period	2,034	848	1,233	1,193
Shares sold	2,023	1,154	—	—
Shares issued on reinvestment of distributions	149	32	45	40
Shares redeemed	(4)	—	—	—
Shares outstanding, end of period	4,202	2,034	1,278	1,233
Class R5
Shares outstanding, beginning of period	876	850	1,246	1,200
Shares issued on reinvestment of distributions	60	26	56	46
Shares outstanding, end of period	936	876	1,302	1,246
Class R6^^
Shares outstanding, beginning of period	1,818,684	1,367,750	118,716	118,516
Shares sold	2,605,580	738,013	22,336	12,648
Shares issued on reinvestment of distributions	159,638	49,194	5,816	4,767
Shares redeemed	(610,708)	(336,273)	(18,372)	(17,215)
Shares outstanding, end of period	3,973,194	1,818,684	128,496	118,716

†  Commencement of operations.

^  Class I Shares of First Eagle Small Cap Opportunity Fund commenced investment operations on April 27, 2021.

^^  Class A and R6 Shares of First Eagle Small Cap Opportunity Fund commenced investment operations on July 1, 2021.

^^^  On February 28, 2022, First Eagle Fund of America's Class Y shares converted into Class A shares. As a result, Class Y shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

	First Eagle Fund of America		First Eagle Small Cap Opportunity Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Period 4/27/21† - 10/31/21
Class I^
Shares outstanding, beginning of period	5,200,341	6,209,982	9,541,918	—
Shares sold	382,965	777,660	60,695,082	9,743,185
Shares issued on reinvestment of distributions	406,411	608,263	—	18,756
Shares redeemed	(1,447,060)	(2,395,564)	(11,259,323)	(220,023)
Shares outstanding, end of period	4,542,657	5,200,341	58,977,677	9,541,918
Class Y^^^
Shares outstanding, beginning of period	4,092,457	4,180,448	—	—
Shares sold	14,302	29,759	—	—
Shares issued on reinvestment of distributions	509,680	685,664	—	—
Shares redeemed	(4,616,439)	(803,414)	—	—
Shares outstanding, end of period	—	4,092,457	—	—
Class R3
Shares outstanding, beginning of period	2,080	1,768	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	288	312	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	2,368	2,080	—	—
Class R4
Shares outstanding, beginning of period	423	359	—	—
Shares sold	940	—	—	—
Shares issued on reinvestment of distributions	62	64	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	1,425	423	—	—
Class R5
Shares outstanding, beginning of period	424	359	—	—
Shares issued on reinvestment of distributions	60	65	—	—
Shares outstanding, end of period	484	424	—	—
Class R6^^
Shares outstanding, beginning of period	226,370	203,180	126,466	—
Shares sold	69,668	71,582	2,791,232	126,466
Shares issued on reinvestment of distributions	31,109	36,246	—	—
Shares redeemed	(83,602)	(84,638)	(229,290)	—
Shares outstanding, end of period	243,545	226,370	2,688,408	126,466

First Eagle Funds | Annual Report | October 31, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*	First Eagle U.S. Smid Cap Opportunity Fund
	For the Period 11/30/21† - 10/31/22	For the Period 8/15/22† - 10/31/22
Operations
Net investment income	$137,271	$1,307
Net realized gain (loss) on investments, commodity and foreign currency related transactions	(80,111)	(8,329)
Change in unrealized appreciation (depreciation) on investments, commodity and foreign currency related translations	(522,772)	(118,178)
Net decrease in net assets resulting from operations	(465,612)	(125,200)
Fund Share Transactions
Class A
Net proceeds from shares sold	1,321,434	53,566
Cost of shares redeemed	(7,237)	—
Increase in net assets from Fund share transactions	1,314,197	53,566
Class I
Net proceeds from shares sold	7,488,585	1,161,000
Cost of shares redeemed	(21,770)	—
Increase in net assets from Fund share transactions	7,466,815	1,161,000
Class R6
Net proceeds from shares sold	1,044,995	50,000
Increase in net assets from Fund share transactions	1,044,995	50,000
Increase in net assets from Fund share transactions	9,826,007	1,264,566
Net increase in net assets	9,360,395	1,139,366
Net Assets (Note 1)
Beginning of period	—	—
End of period	$9,360,395	$1,139,366
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	—	—
Shares sold	135,216	5,413
Shares redeemed	(749)	—
Shares outstanding, end of period	134,467	5,413
Class I
Shares outstanding, beginning of period	—	—
Shares sold	739,870	116,486
Shares redeemed	(2,242)	—
Shares outstanding, end of period	737,628	116,486

First Eagle Funds | Annual Report | October 31, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*	First Eagle U.S. Smid Cap Opportunity Fund
	For the Period 11/30/21† - 10/31/22	For the Period 8/15/22† - 10/31/22
Class R6
Shares outstanding, beginning of period	—	—
Shares sold	104,276	5,000
Shares outstanding, end of period	104,276	5,000

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Assets Cayman Fund, Ltd.

†  Commencement of operations.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A***
October 31, 2022	$68.42	0.51		(8.32)	(7.81)	(1.24)	(2.80)	—	(4.04)
October 31, 2021	$55.42	0.67	(d)	13.79	14.46	(0.51)	(0.95)	—	(1.46)
October 31, 2020	$59.15	0.48		(1.03)	(0.55)	(0.73)	(2.45)	—	(3.18)
October 31, 2019	$56.37	0.64		5.37	6.01	(0.43)	(2.80)	—	(3.23)
October 31, 2018	$60.46	0.49		(2.08)	(1.59)	(0.44)	(2.06)	—	(2.50)
First Eagle Global Fund Class C***
October 31, 2022	$65.60	0.04		(7.99)	(7.95)	(0.59)	(2.80)	—	(3.39)
October 31, 2021	$53.12	0.15	(d)	13.28	13.43	—	(0.95)	—	(0.95)
October 31, 2020	$56.69	0.07		(1.01)	(0.94)	(0.18)	(2.45)	—	(2.63)
October 31, 2019	$54.11	0.18		5.20	5.38	—	(2.80)	—	(2.80)
October 31, 2018	$58.14	0.05		(2.02)	(1.97)	—	(2.06)	—	(2.06)
First Eagle Global Fund Class I***
October 31, 2022	$68.90	0.67		(8.38)	(7.71)	(1.41)	(2.80)	—	(4.21)
October 31, 2021	$55.79	0.85	(d)	13.87	14.72	(0.66)	(0.95)	—	(1.61)
October 31, 2020	$59.52	0.63		(1.03)	(0.40)	(0.88)	(2.45)	—	(3.33)
October 31, 2019	$56.73	0.78		5.41	6.19	(0.60)	(2.80)	—	(3.40)
October 31, 2018	$60.85	0.66		(2.11)	(1.45)	(0.61)	(2.06)	—	(2.67)
First Eagle Global Fund Class R3***
October 31, 2022	$68.23	0.51		(8.37)	(7.86)	(1.05)	(2.80)	—	(3.85)
October 31, 2021	$55.47	0.23	(d)	13.78	14.01	(0.30)	(0.95)	—	(1.25)
October 31, 2020	$59.34	0.48		(1.07)	(0.59)	(0.83)	(2.45)	—	(3.28)
October 31, 2019	$56.62	0.60		5.38	5.98	(0.46)	(2.80)	—	(3.26)
For The Period 5/01/18^-10/31/18	$58.95	0.28		(2.61)	(2.33)	—	—	—	—
First Eagle Global Fund Class R4***
October 31, 2022	$68.70	0.56		(8.39)	(7.83)	(1.21)	(2.80)	—	(4.01)
October 31, 2021	$55.72	0.67	(d)	13.86	14.53	(0.60)	(0.95)	—	(1.55)
October 31, 2020	$59.48	0.57		(1.02)	(0.45)	(0.86)	(2.45)	—	(3.31)
October 31, 2019	$56.70	0.74		5.36	6.10	(0.52)	(2.80)	—	(3.32)
For The Period 1/17/18^-10/31/18	$61.60	0.55		(5.45)	(4.90)	—	—	—	—
First Eagle Global Fund Class R5***
October 31, 2022	$68.00	0.51		(8.26)	(7.75)	(1.36)	(2.80)	—	(4.16)
October 31, 2021	$54.98	0.91	(d)	13.06	13.97	—	(0.95)	—	(0.95)
October 31, 2020	$59.47	(0.16)		(1.06)	(1.22)	(0.82)	(2.45)	—	(3.27)
For The Period 7/29/19^-10/31/19	$58.99	0.12		0.36	0.48	—	—	—	—

First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A***
October 31, 2022	$56.57	(11.90)%		$12,562,351	1.11%		1.11%		0.84%		0.84%		10.87%
October 31, 2021	$68.42	26.49	%(g)	$15,108,210	1.11%		1.11%		1.03	%(d)	1.03	%(d)	7.29%
October 31, 2020	$55.42	(1.12)%		$12,112,205	1.11%		1.11%		0.87%		0.87%		10.84%
October 31, 2019	$59.15	11.44%		$13,638,545	1.11%		1.11%		1.13%		1.13%		10.26%
October 31, 2018	$56.37	(2.82)%		$12,357,124	1.11%		1.11%		0.84%		0.84%		14.91%
First Eagle Global Fund Class C***
October 31, 2022	$54.26	(12.57)%		$1,738,497	1.87%		1.87%		0.06%		0.06%		10.87%
October 31, 2021	$65.60	25.53	%(g)	$2,623,491	1.87%		1.87%		0.24	%(d)	0.24	%(d)	7.29%
October 31, 2020	$53.12	(1.86)%		$3,423,967	1.87%		1.87%		0.13%		0.13%		10.84%
October 31, 2019	$56.69	10.58%		$5,619,288	1.87%		1.86%		0.33%		0.33%		10.26%
October 31, 2018	$54.11	(3.54)%		$8,667,512	1.86%		1.86%		0.09%		0.09%		14.91%
First Eagle Global Fund Class I***
October 31, 2022	$56.98	(11.69)%		$26,919,899	0.86%		0.86%		1.09%		1.09%		10.87%
October 31, 2021	$68.90	26.82	%(g)	$30,248,818	0.86%		0.86%		1.29	%(d)	1.29	%(d)	7.29%
October 31, 2020	$55.79	(0.86)%		$24,274,791	0.86%		0.86%		1.14%		1.14%		10.84%
October 31, 2019	$59.52	11.72%		$30,133,165	0.85%		0.85%		1.38%		1.38%		10.26%
October 31, 2018	$56.73	(2.54)%		$29,334,134	0.84%		0.84%		1.11%		1.11%		14.91%
First Eagle Global Fund Class R3***
October 31, 2022	$56.52	(11.99)%		$7,134	1.20%		1.20%		0.84%		0.84%		10.87%
October 31, 2021	$68.23	25.57	%(g)	$1,283	1.51%		1.51%		0.36	%(d)	0.36	%(d)	7.29%
October 31, 2020	$55.47	(1.21)%		$4,503	1.18%		1.18%		0.86%		0.87%		10.84%
October 31, 2019	$59.34	11.31%		$11,813	1.14%		1.14%		1.03%		1.03%		10.26%
For The Period 5/01/18^-10/31/18	$56.62	(3.95	)%(b)	$48	1.25	%(c)	1.25	%(c)	0.95	%(c)	0.95	%(c)	14.91	%(b)
First Eagle Global Fund Class R4***
October 31, 2022	$56.86	(11.88)%		$1,266	1.07%		1.07%		0.90%		0.90%		10.87%
October 31, 2021	$68.70	26.51	%(g)	$2,064	1.10%		1.10%		1.02	%(d)	1.02	%(d)	7.29%
October 31, 2020	$55.72	(0.95)%		$2,162	0.96%		0.96%		1.04%		1.04%		10.84%
October 31, 2019	$59.48	11.53%		$1,825	0.97%		0.97%		1.28%		1.28%		10.26%
For The Period 1/17/18^-10/31/18	$56.70	(7.95	)%(b)	$117	1.02	%(c)	1.02	%(c)	1.18	%(c)	1.18	%(c)	14.91	%(b)
First Eagle Global Fund Class R5***
October 31, 2022	$56.09	(11.90)%		$100	1.11%		1.11%		0.84%		0.84%		10.87%
October 31, 2021	$68.00	25.65	%(g)	$110	1.11%		1.11%		1.36	%(d)	1.36	%(d)	7.29%
October 31, 2020	$54.98	(2.32)%		$10	2.29%		2.29%		(0.28)%		(0.28)%		10.84%
For The Period 7/29/19^-10/31/19	$59.47	0.81	%(b)	$10	1.35	%(c)	1.35	%(c)	0.82	%(c)	0.82	%(c)	10.26	%(b)
First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class R6***
October 31, 2022	$68.95	0.71		(8.38)	(7.67)	(1.46)	(2.80)	—	(4.26)
October 31, 2021	$55.83	0.90	(d)	13.87	14.77	(0.70)	(0.95)	—	(1.65)
October 31, 2020	$59.55	0.64		(0.99)	(0.35)	(0.92)	(2.45)	—	(3.37)
October 31, 2019	$56.76	0.82		5.41	6.23	(0.64)	(2.80)	—	(3.44)
October 31, 2018	$60.88	0.72		(2.14)	(1.42)	(0.64)	(2.06)	—	(2.70)
First Eagle Overseas Fund Class A***
October 31, 2022	$26.71	0.30		(4.30)	(4.00)	(0.87)	(0.58)	—	(1.45)
October 31, 2021	$22.80	0.31	(e)	3.65	3.96	(0.05)	—	—	(0.05)
October 31, 2020	$24.65	0.19		(0.71)	(0.52)	(0.50)	(0.83)	—	(1.33)
October 31, 2019	$22.71	0.32		2.28	2.60	(0.27)	(0.39)	—	(0.66)
October 31, 2018	$25.33	0.25		(2.03)	(1.78)	(0.40)	(0.44)	—	(0.84)
First Eagle Overseas Fund Class C***
October 31, 2022	$25.44	0.11		(4.09)	(3.98)	(0.62)	(0.58)	—	(1.20)
October 31, 2021	$21.83	0.10	(e)	3.51	3.61	—	—	—	—
October 31, 2020	$23.58	0.02		(0.69)	(0.67)	(0.25)	(0.83)	—	(1.08)
October 31, 2019	$21.73	0.11		2.22	2.33	(0.09)	(0.39)	—	(0.48)
October 31, 2018	$24.29	0.08		(1.95)	(1.87)	(0.25)	(0.44)	—	(0.69)
First Eagle Overseas Fund Class I***
October 31, 2022	$27.39	0.37		(4.40)	(4.03)	(0.95)	(0.58)	—	(1.53)
October 31, 2021	$23.38	0.40	(e)	3.73	4.13	(0.12)	—	—	(0.12)
October 31, 2020	$25.24	0.26		(0.72)	(0.46)	(0.57)	(0.83)	—	(1.40)
October 31, 2019	$23.26	0.39		2.33	2.72	(0.35)	(0.39)	—	(0.74)
October 31, 2018	$25.91	0.34		(2.08)	(1.74)	(0.47)	(0.44)	—	(0.91)
First Eagle Overseas Fund Class R3***
October 31, 2022	$27.24	0.24		(4.38)	(4.14)	(0.83)	(0.58)	—	(1.41)
October 31, 2021	$23.29	0.31	(e)	3.69	4.00	(0.05)	—	—	(0.05)
October 31, 2020	$25.13	0.15		(0.74)	(0.59)	(0.42)	(0.83)	—	(1.25)
October 31, 2019	$23.22	0.44		2.16	2.60	(0.30)	(0.39)	—	(0.69)
For The Period 5/01/18^-10/31/18	$25.10	0.16		(2.04)	(1.88)	—	—	—	—
First Eagle Overseas Fund Class R4***
October 31, 2022	$27.29	0.38		(4.42)	(4.04)	(0.91)	(0.58)	—	(1.49)
October 31, 2021	$23.34	0.35	(e)	3.73	4.08	(0.13)	—	—	(0.13)
October 31, 2020	$25.20	0.16		(0.66)	(0.50)	(0.53)	(0.83)	—	(1.36)
October 31, 2019	$23.23	0.35		2.33	2.68	(0.32)	(0.39)	—	(0.71)
For The Period 1/17/18^-10/31/18	$26.15	0.31		(3.23)	(2.92)	—	—	—	—

First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class R6***
October 31, 2022	$57.02	(11.62)%		$1,700,134	0.79%		0.79%		1.15%		1.15%		10.87%
October 31, 2021	$68.95	26.91	%(g)	$2,122,258	0.78%		0.78%		1.38	%(d)	1.38	%(d)	7.29%
October 31, 2020	$55.83	(0.79)%		$1,555,290	0.79%		0.79%		1.15%		1.15%		10.84%
October 31, 2019	$59.55	11.79%		$944,249	0.79%		0.79%		1.44%		1.44%		10.26%
October 31, 2018	$56.76	(2.49)%		$782,213	0.78%		0.78%		1.21%		1.21%		14.91%
First Eagle Overseas Fund Class A***
October 31, 2022	$21.26	(15.62)%		$1,394,388	1.15%		1.15%		1.24%		1.24%		8.99%
October 31, 2021	$26.71	17.35	%(h)	$1,895,378	1.16%		1.16%		1.20	%(e)	1.20	%(e)	9.93%
October 31, 2020	$22.80	(2.35)%		$1,742,861	1.15%		1.15%		0.82%		0.82%		13.20%
October 31, 2019	$24.65	11.82%		$2,125,742	1.15%		1.15%		1.38%		1.38%		6.99%
October 31, 2018	$22.71	(7.27)%		$2,173,765	1.15%		1.15%		1.04%		1.04%		12.10%
First Eagle Overseas Fund Class C***
October 31, 2022	$20.26	(16.23)%		$92,476	1.89%		1.89%		0.48%		0.48%		8.99%
October 31, 2021	$25.44	16.49	%(h)	$157,203	1.89%		1.89%		0.41	%(e)	0.41	%(e)	9.93%
October 31, 2020	$21.83	(3.07)%		$228,072	1.89%		1.89%		0.08%		0.08%		13.20%
October 31, 2019	$23.58	10.98%		$378,755	1.89%		1.89%		0.50%		0.50%		6.99%
October 31, 2018	$21.73	(7.92)%		$687,318	1.88%		1.88%		0.32%		0.32%		12.10%
First Eagle Overseas Fund Class I***
October 31, 2022	$21.83	(15.40)%		$8,462,922	0.89%		0.89%		1.49%		1.49%		8.99%
October 31, 2021	$27.39	17.71	%(h)	$11,072,223	0.88%		0.88%		1.49	%(e)	1.49	%(e)	9.93%
October 31, 2020	$23.38	(2.06)%		$9,698,986	0.87%		0.87%		1.11%		1.11%		13.20%
October 31, 2019	$25.24	12.12%		$10,694,125	0.86%		0.86%		1.64%		1.64%		6.99%
October 31, 2018	$23.26	(6.98)%		$11,093,973	0.86%		0.86%		1.35%		1.35%		12.10%
First Eagle Overseas Fund Class R3***
October 31, 2022	$21.69	(15.85)%		$297	1.40%		1.40%		1.00%		1.00%		8.99%
October 31, 2021	$27.24	17.18	%(h)	$382	1.34%		1.34%		1.16	%(e)	1.16	%(e)	9.93%
October 31, 2020	$23.29	(2.56)%		$183	1.36%		1.36%		0.65%		0.65%		13.20%
October 31, 2019	$25.13	11.59%		$96	1.32%		1.32%		1.84%		1.84%		6.99%
For The Period 5/01/18^-10/31/18	$23.22	(7.49	)%(b)	$46	1.21	%(c)	1.21	%(c)	1.32	%(c)	1.32	%(c)	12.10	%(b)
First Eagle Overseas Fund Class R4***
October 31, 2022	$21.76	(15.49)%		$12,543	1.01%		1.01%		1.58%		1.58%		8.99%
October 31, 2021	$27.29	17.53	%(h)	$10,239	1.06%		1.06%		1.29	%(e)	1.29	%(e)	9.93%
October 31, 2020	$23.34	(2.22)%		$7,326	0.91%		0.91%		0.69%		0.69%		13.20%
October 31, 2019	$25.20	11.92%		$91	1.04%		1.04%		1.48%		1.48%		6.99%
For The Period 1/17/18^-10/31/18	$23.23	(11.17	)%(b)	$78	1.03	%(c)	1.03	%(c)	1.60	%(c)	1.60	%(c)	12.10	%(b)

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class R5***
October 31, 2022	$27.27	0.23	(4.33)	(4.10)	(0.88)	(0.58)	—	(1.46)
October 31, 2021	$23.27	0.33 (e)	3.70	4.03	(0.03)	—	—	(0.03)
October 31, 2020	$25.20	0.18	(0.75)	(0.57)	(0.53)	(0.83)	—	(1.36)
For The Period 3/11/19^-10/31/19	$23.37	0.28	1.55	1.83	—	—	—	—
First Eagle Overseas Fund Class R6***
October 31, 2022	$27.40	0.39	(4.40)	(4.01)	(0.97)	(0.58)	—	(1.55)
October 31, 2021	$23.39	0.45 (e)	3.70	4.15	(0.14)	—	—	(0.14)
October 31, 2020	$25.25	0.28	(0.72)	(0.44)	(0.59)	(0.83)	—	(1.42)
October 31, 2019	$23.27	0.41	2.33	2.74	(0.37)	(0.39)	—	(0.76)
October 31, 2018	$25.92	0.36	(2.09)	(1.73)	(0.48)	(0.44)	—	(0.92)
First Eagle U.S. Value Fund Class A***
October 31, 2022	$22.23	0.13	(2.08)	(1.95)	(0.17)	(1.70)	—	(1.87)
October 31, 2021	$16.97	0.09	5.49	5.58	(0.20)	(0.12)	—	(0.32)
October 31, 2020	$18.84	0.14	(0.48)	(0.34)	(0.16)	(1.37)	—	(1.53)
October 31, 2019	$19.89	0.16	1.44	1.60	(0.12)	(2.53)	—	(2.65)
October 31, 2018	$21.26	0.11	0.31	0.42	(0.03)	(1.76)	—	(1.79)
First Eagle U.S. Value Fund Class C***
October 31, 2022	$21.08	(0.02)	(1.97)	(1.99)	—	(1.70)	—	(1.70)
October 31, 2021	$16.06	(0.06)	5.22	5.16	(0.02)	(0.12)	—	(0.14)
October 31, 2020	$17.89	0.01	(0.47)	(0.46)	—	(1.37)	—	(1.37)
October 31, 2019	$19.03	0.02	1.37	1.39	—	(2.53)	—	(2.53)
October 31, 2018	$20.54	(0.04)	0.29	0.25	—	(1.76)	—	(1.76)
First Eagle U.S. Value Fund Class I***
October 31, 2022	$22.71	0.19	(2.13)	(1.94)	(0.23)	(1.70)	—	(1.93)
October 31, 2021	$17.32	0.15	5.61	5.76	(0.25)	(0.12)	—	(0.37)
October 31, 2020	$19.21	0.20	(0.51)	(0.31)	(0.21)	(1.37)	—	(1.58)
October 31, 2019	$20.23	0.21	1.48	1.69	(0.18)	(2.53)	—	(2.71)
October 31, 2018	$21.61	0.18	0.29	0.47	(0.09)	(1.76)	—	(1.85)
First Eagle U.S. Value Fund Class R3***
October 31, 2022	$22.61	0.09	(2.11)	(2.02)	(0.14)	(1.70)	—	(1.84)
October 31, 2021	$17.25	0.07	5.58	5.65	(0.17)	(0.12)	—	(0.29)
October 31, 2020	$19.15	0.11	(0.50)	(0.39)	(0.14)	(1.37)	—	(1.51)
October 31, 2019	$20.20	0.14	1.48	1.62	(0.14)	(2.53)	—	(2.67)
For The Period 5/01/18^-10/31/18	$20.37	0.06	(0.23)	(0.17)	—	—	—	—

First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class R5***
October 31, 2022	$21.71	(15.70)%		$38	1.17%		1.17%		0.94%		0.94%		8.99%
October 31, 2021	$27.27	17.33	%(h)	$70	1.20%		1.20%		1.23	%(e)	1.23	%(e)	9.93%
October 31, 2020	$23.27	(2.51)%		$27	1.31%		1.31%		0.77%		0.77%		13.20%
For The Period 3/11/19^-10/31/19	$25.20	7.83	%(b)	$16	1.12	%(c)	1.12	%(c)	1.79	%(c)	1.79	%(c)	6.99	%(b)
First Eagle Overseas Fund Class R6***
October 31, 2022	$21.84	(15.32)%		$1,255,272	0.80%		0.80%		1.58%		1.58%		8.99%
October 31, 2021	$27.40	17.78	%(h)	$1,566,467	0.79%		0.79%		1.65	%(e)	1.65	%(e)	9.93%
October 31, 2020	$23.39	(1.99)%		$919,645	0.80%		0.80%		1.19%		1.19%		13.20%
October 31, 2019	$25.25	12.21%		$759,773	0.80%		0.80%		1.74%		1.74%		6.99%
October 31, 2018	$23.27	(6.92)%		$592,247	0.80%		0.80%		1.44%		1.44%		12.10%
First Eagle U.S. Value Fund Class A***
October 31, 2022	$18.41	(9.12)%		$540,287	1.16%		1.11%		0.60%		0.65%		10.33%
October 31, 2021	$22.23	33.28%		$638,937	1.16%		1.11%		0.40%		0.45%		4.02%
October 31, 2020	$16.97	(2.23)%		$485,589	1.18%		1.13%		0.78%		0.83%		10.30%
October 31, 2019	$18.84	9.43%		$613,548	1.16%		1.11%		0.81%		0.86%		8.65%
October 31, 2018	$19.89	2.01%		$590,922	1.15%		1.10%		0.51%		0.56%		9.05%
First Eagle U.S. Value Fund Class C***
October 31, 2022	$17.39	(9.82)%		$34,953	1.92%		1.87%		(0.18)%		(0.13)%		10.33%
October 31, 2021	$21.08	32.29%		$53,912	1.95%		1.90%		(0.38)%		(0.33)%		4.02%
October 31, 2020	$16.06	(3.00)%		$101,600	1.94%		1.89%		0.03%		0.08%		10.30%
October 31, 2019	$17.89	8.59%		$194,380	1.92%		1.87%		0.06%		0.11%		8.65%
October 31, 2018	$19.03	1.20%		$361,606	1.90%		1.85%		(0.24)%		(0.19)%		9.05%
First Eagle U.S. Value Fund Class I***
October 31, 2022	$18.84	(8.88)%		$538,424	0.88%		0.83%		0.88%		0.93%		10.33%
October 31, 2021	$22.71	33.72%		$584,344	0.89%		0.84%		0.68%		0.73%		4.02%
October 31, 2020	$17.32	(2.01)%		$505,997	0.89%		0.84%		1.08%		1.13%		10.30%
October 31, 2019	$19.21	9.79%		$749,245	0.88%		0.83%		1.09%		1.14%		8.65%
October 31, 2018	$20.23	2.24%		$875,239	0.87%		0.82%		0.79%		0.84%		9.05%
First Eagle U.S. Value Fund Class R3***
October 31, 2022	$18.75	(9.28)%		$64	1.34%		1.29%		0.42%		0.47%		10.33%
October 31, 2021	$22.61	33.10%		$71	1.31%		1.26%		0.26%		0.31%		4.02%
October 31, 2020	$17.25	(2.46)%		$53	1.36%		1.31%		0.59%		0.64%		10.30%
October 31, 2019	$19.15	9.37%		$54	1.26%		1.21%		0.71%		0.76%		8.65%
For The Period 5/01/18^-10/31/18	$20.20	(0.83	)%(b)	$50	1.24	%(c)	1.19	%(c)	0.50	%(c)	0.55	%(c)	9.05	%(b)

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class R4***
October 31, 2022	$22.61	0.14	(2.14)	(2.00)	(0.15)	(1.70)	—	(1.85)
October 31, 2021	$17.25	0.09	5.56	5.65	(0.17)	(0.12)	—	(0.29)
October 31, 2020	$19.18	0.13	(0.51)	(0.38)	(0.18)	(1.37)	—	(1.55)
For The Period 7/29/19^-10/31/19	$19.40	0.02	(0.24)	(0.22)	—	—	—	—
First Eagle U.S. Value Fund Class R5***
October 31, 2022	$22.62	0.16	(2.13)	(1.97)	(0.18)	(1.70)	—	(1.88)
October 31, 2021	$17.28	0.10	5.59	5.69	(0.23)	(0.12)	—	(0.35)
October 31, 2020	$19.18	0.12	(0.46)	(0.34)	(0.19)	(1.37)	—	(1.56)
For The Period 7/29/19^-10/31/19	$19.40	0.03	(0.25)	(0.22)	—	—	—	—
First Eagle U.S. Value Fund Class R6***
October 31, 2022	$22.71	0.20	(2.13)	(1.93)	(0.24)	(1.70)	—	(1.94)
October 31, 2021	$17.32	0.16	5.61	5.77	(0.26)	(0.12)	—	(0.38)
October 31, 2020	$19.22	0.19	(0.50)	(0.31)	(0.22)	(1.37)	—	(1.59)
October 31, 2019	$20.24	0.21	1.49	1.70	(0.19)	(2.53)	—	(2.72)
October 31, 2018	$21.62	0.18	0.30	0.48	(0.10)	(1.76)	—	(1.86)
First Eagle Gold Fund Class A***
October 31, 2022	$22.94	0.05	(3.52)	(3.47)	(0.22)	—	—	(0.22)
October 31, 2021	$26.28	(0.01)	(3.01)	(3.02)	(0.32)	—	—	(0.32)
October 31, 2020	$18.66	(0.12)	7.74	7.62	—	—	—	—
October 31, 2019	$13.08	(0.04)	5.62	5.58	—	—	—	—
October 31, 2018	$16.50	(0.07)	(3.35)	(3.42)	—	—	—	—
First Eagle Gold Fund Class C***
October 31, 2022	$20.82	(0.10)	(3.19)	(3.29)	(0.05)	—	—	(0.05)
October 31, 2021	$23.92	(0.17)	(2.76)	(2.93)	(0.17)	—	—	(0.17)
October 31, 2020	$17.11	(0.26)	7.07	6.81	—	—	—	—
October 31, 2019	$12.09	(0.15)	5.17	5.02	—	—	—	—
October 31, 2018	$15.36	(0.17)	(3.10)	(3.27)	—	—	—	—
First Eagle Gold Fund Class I***
October 31, 2022	$23.68	0.12	(3.64)	(3.52)	(0.28)	—	—	(0.28)
October 31, 2021	$27.13	0.06	(3.13)	(3.07)	(0.38)	—	—	(0.38)
October 31, 2020	$19.22	(0.06)	7.99	7.93	(0.02)	—	—	(0.02)
October 31, 2019	$13.44	0.00 **	5.78	5.78	—	—	—	—
October 31, 2018	$16.90	(0.02)	(3.44)	(3.46)	—	—	—	—

First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class R4***
October 31, 2022	$18.76	(9.17)%		$33	1.14%		1.09%		0.66%		0.71%		10.33%
October 31, 2021	$22.61	33.13%		$13	1.21%		1.16%		0.35%		0.41%		4.02%
October 31, 2020	$17.25	(2.39)%		$10	1.24%		1.20%		0.70%		0.74%		10.30%
For The Period 7/29/19^-10/31/19	$19.18	(1.13	)%(b)	$10	1.51	%(c)	1.47	%(c)	0.39	%(c)	0.43	%(c)	8.65	%(b)
First Eagle U.S. Value Fund Class R5***
October 31, 2022	$18.77	(9.03)%		$75	1.02%		0.97%		0.74%		0.79%		10.33%
October 31, 2021	$22.62	33.35%		$75	1.13%		1.08%		0.43%		0.48%		4.02%
October 31, 2020	$17.28	(2.18)%		$53	1.09%		1.05%		0.67%		0.71%		10.30%
For The Period 7/29/19^-10/31/19	$19.18	(1.13	)%(b)	$10	1.40	%(c)	1.36	%(c)	0.50	%(c)	0.54	%(c)	8.65	%(b)
First Eagle U.S. Value Fund Class R6***
October 31, 2022	$18.84	(8.83)%		$25,921	0.83%		0.78%		0.94%		0.99%		10.33%
October 31, 2021	$22.71	33.78%		$25,676	0.84%		0.79%		0.72%		0.77%		4.02%
October 31, 2020	$17.32	(2.02)%		$15,058	0.86%		0.81%		1.03%		1.08%		10.30%
October 31, 2019	$19.22	9.83%		$15,949	0.83%		0.78%		1.09%		1.14%		8.65%
October 31, 2018	$20.24	2.28%		$1,362	0.86%		0.81%		0.82%		0.87%		9.05%
First Eagle Gold Fund Class A***
October 31, 2022	$19.25	(15.24)%		$494,372	1.19%		1.19%		0.24%		0.24%		17.78%
October 31, 2021	$22.94	(11.60)%		$578,968	1.22%		1.22%		(0.03)%		(0.03)%		5.13%
October 31, 2020	$26.28	40.84%		$643,945	1.21%		1.21%		(0.52)%		(0.52)%		3.34%
October 31, 2019	$18.66	42.66%		$386,633	1.29%		1.29%		(0.27)%		(0.27)%		20.01%
October 31, 2018	$13.08	(20.73)%		$294,509	1.29%		1.29%		(0.45)%		(0.45)%		9.43%
First Eagle Gold Fund Class C***
October 31, 2022	$17.48	(15.87)%		$104,359	1.93%		1.93%		(0.51)%		(0.51)%		17.78%
October 31, 2021	$20.82	(12.25)%		$144,502	1.95%		1.95%		(0.77)%		(0.77)%		5.13%
October 31, 2020	$23.92	39.80%		$179,978	1.95%		1.95%		(1.25)%		(1.25)%		3.34%
October 31, 2019	$17.11	41.52%		$115,624	2.05%		2.05%		(1.02)%		(1.02)%		20.01%
October 31, 2018	$12.09	(21.29)%		$111,685	2.05%		2.05%		(1.21)%		(1.21)%		9.43%
First Eagle Gold Fund Class I***
October 31, 2022	$19.88	(15.00)%		$1,075,242	0.94%		0.94%		0.50%		0.50%		17.78%
October 31, 2021	$23.68	(11.41)%		$1,349,701	0.96%		0.96%		0.23%		0.23%		5.13%
October 31, 2020	$27.13	41.29%		$1,424,181	0.92%		0.92%		(0.25)%		(0.25)%		3.34%
October 31, 2019	$19.22	43.01%		$553,633	0.99%		0.99%		0.01%		0.01%		20.01%
October 31, 2018	$13.44	(20.47)%		$392,310	1.00%		1.00%		(0.15)%		(0.15)%		9.43%
First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class R3***
October 31, 2022	$23.56	0.00 **	(3.62)	(3.62)	(0.20)	—	—	(0.20)
October 31, 2021	$26.99	(0.01)	(3.13)	(3.14)	(0.29)	—	—	(0.29)
October 31, 2020	$19.17	(0.12)	7.95	7.83	(0.01)	—	—	(0.01)
October 31, 2019	$13.44	(0.09)	5.82	5.73	—	—	—	—
For The Period 5/01/18^-10/31/18	$16.35	(0.04)	(2.87)	(2.91)	—	—	—	—
First Eagle Gold Fund Class R4***
October 31, 2022	$23.72	0.07	(3.63)	(3.56)	(0.25)	—	—	(0.25)
October 31, 2021	$27.19	0.02	(3.12)	(3.10)	(0.37)	—	—	(0.37)
October 31, 2020	$19.26	(0.08)	8.01	7.93	—	—	—	—
For The Period 7/29/19^-10/31/19	$18.54	(0.04)	0.76	0.72	—	—	—	—
First Eagle Gold Fund Class R5***
October 31, 2022	$23.68	0.11	(3.64)	(3.53)	(0.25)	—	—	(0.25)
October 31, 2021	$27.16	0.04	(3.14)	(3.10)	(0.38)	—	—	(0.38)
October 31, 2020	$19.28	(0.09)	7.99	7.90	(0.02)	—	—	(0.02)
For The Period 7/29/19^-10/31/19	$18.54	(0.03)	0.77	0.74	—	—	—	—
First Eagle Gold Fund Class R6***
October 31, 2022	$23.74	0.13	(3.63)	(3.50)	(0.31)	—	—	(0.31)
October 31, 2021	$27.19	0.08	(3.13)	(3.05)	(0.40)	—	—	(0.40)
October 31, 2020	$19.26	(0.03)	7.99	7.96	(0.03)	—	—	(0.03)
October 31, 2019	$13.46	0.01	5.79	5.80	—	—	—	—
October 31, 2018	$16.91	(0.02)	(3.43)	(3.45)	—	—	—	—
First Eagle Global Income Builder Fund Class A
October 31, 2022	$13.52	0.27	(1.34)	(1.07)	(0.26)	(0.57)	—	(0.83)
October 31, 2021	$11.47	0.27 (f)	2.17	2.44	(0.26)	(0.13)	—	(0.39)
October 31, 2020	$12.15	0.22	(0.64)	(0.42)	(0.22)	(0.04)	—	(0.26)
October 31, 2019	$11.45	0.25	0.70	0.95	(0.25)	—	—	(0.25)
October 31, 2018	$12.05	0.25	(0.56)	(0.31)	(0.23)	—	(0.06)	(0.29)
First Eagle Global Income Builder Fund Class C
October 31, 2022	$13.47	0.17	(1.34)	(1.17)	(0.03)	(0.57)	—	(0.60)
October 31, 2021	$11.44	0.16 (f)	2.17	2.33	(0.17)	(0.13)	—	(0.30)
October 31, 2020	$12.11	0.13	(0.63)	(0.50)	(0.13)	(0.04)	—	(0.17)
October 31, 2019	$11.42	0.16	0.69	0.85	(0.16)	—	—	(0.16)
October 31, 2018	$12.02	0.16	(0.56)	(0.40)	(0.14)	—	(0.06)	(0.20)

First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class R3***
October 31, 2022	$19.74	(15.46)%		$1,013	1.45%		1.45%		(0.01)%		(0.01)%		17.78%
October 31, 2021	$23.56	(11.72)%		$1,351	1.34%		1.34%		(0.04)%		(0.04)%		5.13%
October 31, 2020	$26.99	40.84%		$471	1.25%		1.25%		(0.52)%		(0.52)%		3.34%
October 31, 2019	$19.17	42.63%		$491	1.25%		1.25%		(0.51)%		(0.51)%		20.01%
For The Period 5/01/18^-10/31/18	$13.44	(17.80	)%(b)	$41	1.32	%(c)	1.32	%(c)	(0.59	)%(c)	(0.59	)%(c)	9.43	%(b)
First Eagle Gold Fund Class R4***
October 31, 2022	$19.91	(15.14)%		$1,325	1.10%		1.10%		0.32%		0.32%		17.78%
October 31, 2021	$23.72	(11.52)%		$811	1.11%		1.11%		0.08%		0.08%		5.13%
October 31, 2020	$27.19	41.17%		$935	1.00%		1.00%		(0.32)%		(0.32)%		3.34%
For The Period 7/29/19^-10/31/19	$19.26	3.88	%(b)	$10	1.49	%(c)	1.49	%(c)	(0.84	)%(c)	(0.84	)%(c)	20.01	%(b)
First Eagle Gold Fund Class R5***
October 31, 2022	$19.90	(15.02)%		$580	0.99%		0.99%		0.47%		0.47%		17.78%
October 31, 2021	$23.68	(11.49)%		$437	1.03%		1.03%		0.16%		0.16%		5.13%
October 31, 2020	$27.16	40.94%		$677	0.98%		0.98%		(0.35)%		(0.35)%		3.34%
For The Period 7/29/19^-10/31/19	$19.28	3.99	%(b)	$166	0.96	%(c)	0.96	%(c)	(0.65	)%(c)	(0.64	)%(c)	20.01	%(b)
First Eagle Gold Fund Class R6***
October 31, 2022	$19.93	(14.91)%		$105,438	0.85%		0.85%		0.59%		0.59%		17.78%
October 31, 2021	$23.74	(11.33)%		$103,234	0.85%		0.85%		0.31%		0.31%		5.13%
October 31, 2020	$27.19	41.42%		$209,208	0.85%		0.85%		(0.14)%		(0.14)%		3.34%
October 31, 2019	$19.26	43.09%		$163,259	0.89%		0.89%		0.03%		0.03%		20.01%
October 31, 2018	$13.46	(20.40)%		$74,414	0.91%		0.91%		(0.14)%		(0.14)%		9.43%
First Eagle Global Income Builder Fund Class A
October 31, 2022	$11.62	(8.23)%		$541,002	1.16%		1.16%		2.17%		2.18%		13.76%
October 31, 2021	$13.52	21.36	%(i)	$492,402	1.17%		1.17%		2.04	%(f)	2.04	%(f)	22.80%
October 31, 2020	$11.47	(3.38)%		$359,442	1.19%		1.19%		1.87%		1.87%		28.98%
October 31, 2019	$12.15	8.40%		$392,942	1.18%		1.18%		2.10%		2.10%		25.54%
October 31, 2018	$11.45	(2.64)%		$319,003	1.18%		1.18%		2.11%		2.11%		22.15%
First Eagle Global Income Builder Fund Class C
October 31, 2022	$11.70	(8.95)%		$98,977	1.94%		1.94%		1.38%		1.38%		13.76%
October 31, 2021	$13.47	20.48	%(i)	$153,654	1.94%		1.94%		1.25	%(f)	1.25	%(f)	22.80%
October 31, 2020	$11.44	(4.15)%		$186,154	1.95%		1.95%		1.11%		1.11%		28.98%
October 31, 2019	$12.11	7.53%		$289,037	1.94%		1.94%		1.36%		1.36%		25.54%
October 31, 2018	$11.42	(3.38)%		$297,716	1.93%		1.93%		1.35%		1.35%		22.15%

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class I
October 31, 2022	$13.48	0.30		(1.34)	(1.04)	(0.31)	(0.57)	—	(0.88)
October 31, 2021	$11.45	0.30	(f)	2.15	2.45	(0.29)	(0.13)	—	(0.42)
October 31, 2020	$12.12	0.25		(0.63)	(0.38)	(0.25)	(0.04)	—	(0.29)
October 31, 2019	$11.43	0.28		0.69	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.02	0.28		(0.55)	(0.27)	(0.26)	—	(0.06)	(0.32)
First Eagle Global Income Builder Fund Class R3
October 31, 2022	$13.48	0.25		(1.33)	(1.08)	(0.22)	(0.57)	—	(0.79)
October 31, 2021	$11.45	0.25	(f)	2.15	2.40	(0.24)	(0.13)	—	(0.37)
October 31, 2020	$12.12	0.18		(0.62)	(0.44)	(0.19)	(0.04)	—	(0.23)
October 31, 2019	$11.43	0.23		0.69	0.92	(0.23)	—	—	(0.23)
For The Period 5/01/18^-10/31/18	$11.92	0.13		(0.49)	(0.36)	(0.10)	—	(0.03)	(0.13)
First Eagle Global Income Builder Fund Class R4
October 31, 2022	$13.48	0.23		(1.32)	(1.09)	(0.25)	(0.57)	—	(0.82)
October 31, 2021	$11.44	0.27	(f)	2.15	2.42	(0.25)	(0.13)	—	(0.38)
October 31, 2020	$12.11	0.21		(0.63)	(0.42)	(0.21)	(0.04)	—	(0.25)
For The Period 7/29/19^-10/31/19	$12.08	0.04		0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R5
October 31, 2022	$13.47	0.27		(1.34)	(1.07)	(0.26)	(0.57)	—	(0.83)
October 31, 2021	$11.44	0.27	(f)	2.15	2.42	(0.26)	(0.13)	—	(0.39)
October 31, 2020	$12.11	0.23		(0.64)	(0.41)	(0.22)	(0.04)	—	(0.26)
For The Period 7/29/19^-10/31/19	$12.08	0.04		0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R6
October 31, 2022	$13.47	0.31		(1.33)	(1.02)	(0.33)	(0.57)	—	(0.90)
October 31, 2021	$11.44	0.31	(f)	2.15	2.46	(0.30)	(0.13)	—	(0.43)
October 31, 2020	$12.11	0.24		(0.62)	(0.38)	(0.25)	(0.04)	—	(0.29)
October 31, 2019	$11.42	0.27		0.70	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.01	0.28		(0.54)	(0.26)	(0.27)	—	(0.06)	(0.33)
First Eagle High Income Fund Class A
October 31, 2022	$8.98	0.36		(1.21)	(0.85)	(0.36)	—	—	(0.36)
October 31, 2021	$8.71	0.33		0.27	0.60	(0.33)	—	—	(0.33)
October 31, 2020	$8.71	0.37		(0.01)	0.36	(0.36)	—	—	(0.36)
October 31, 2019	$8.81	0.41		(0.11)	0.30	(0.40)	—	—	(0.40)
October 31, 2018	$9.03	0.47		(0.24)	0.23	(0.45)	—	—	(0.45)

First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class I
October 31, 2022	$11.56	(7.98)%		$751,297	0.93%		0.93%		2.43%		2.43%		13.76%
October 31, 2021	$13.48	21.62	%(i)	$668,678	0.93%		0.93%		2.26	%(f)	2.26	%(f)	22.80%
October 31, 2020	$11.45	(3.14)%		$630,351	0.94%		0.94%		2.11%		2.11%		28.98%
October 31, 2019	$12.12	8.60%		$793,440	0.93%		0.93%		2.36%		2.36%		25.54%
October 31, 2018	$11.43	(2.31)%		$742,408	0.92%		0.92%		2.38%		2.38%		22.15%
First Eagle Global Income Builder Fund Class R3
October 31, 2022	$11.61	(8.29)%		$56	1.33%		1.33%		2.02%		2.02%		13.76%
October 31, 2021	$13.48	21.12	%(i)	$61	1.32%		1.32%		1.88	%(f)	1.88	%(f)	22.80%
October 31, 2020	$11.45	(3.67)%		$50	1.49%		1.49%		1.58%		1.58%		28.98%
October 31, 2019	$12.12	8.12%		$52	1.37%		1.37%		1.92%		1.92%		25.54%
For The Period 5/01/18^-10/31/18	$11.43	(3.02	)%(b)	$48	1.27	%(c)	1.27	%(c)	2.23	%(c)	2.23	%(c)	22.15	%(b)
First Eagle Global Income Builder Fund Class R4
October 31, 2022	$11.57	(8.37)%		$49	1.41%		1.40%		1.86%		1.86%		13.76%
October 31, 2021	$13.48	21.34	%(i)	$27	1.17%		1.17%		2.05	%(f)	2.05	%(f)	22.80%
October 31, 2020	$11.44	(3.51)%		$10	1.25%		1.25%		1.84%		1.84%		28.98%
For The Period 7/29/19^-10/31/19	$12.11	0.59	%(b)	$10	1.49	%(c)	1.49	%(c)	1.34	%(c)	1.34	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R5
October 31, 2022	$11.57	(8.20)%		$11	1.17%		1.17%		2.19%		2.19%		13.76%
October 31, 2021	$13.47	21.34	%(i)	$12	1.16%		1.16%		2.04	%(f)	2.04	%(f)	22.80%
October 31, 2020	$11.44	(3.40)%		$10	1.14%		1.14%		1.94%		1.94%		28.98%
For The Period 7/29/19^-10/31/19	$12.11	0.62	%(b)	$10	1.38	%(c)	1.38	%(c)	1.45	%(c)	1.45	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R6
October 31, 2022	$11.55	(7.85)%		$45,873	0.87%		0.87%		2.49%		2.49%		13.76%
October 31, 2021	$13.47	21.72	%(i)	$24,506	0.87%		0.87%		2.35	%(f)	2.35	%(f)	22.80%
October 31, 2020	$11.44	(3.14)%		$15,649	0.90%		0.90%		2.01%		2.01%		28.98%
October 31, 2019	$12.11	8.62%		$1,233	0.93%		0.93%		2.31%		2.31%		25.54%
October 31, 2018	$11.42	(2.27)%		$912	0.88%		0.88%		2.38%		2.38%		22.15%
First Eagle High Income Fund Class A
October 31, 2022	$7.77	(9.59)%		$68,391	1.13%		1.13%		4.37%		4.37%		28.00%
October 31, 2021	$8.98	7.01%		$83,819	1.23%		1.16%		3.56%		3.63%		64.11%
October 31, 2020	$8.71	4.39%		$73,112	1.33%		1.23%		4.27%		4.37%		55.38%
October 31, 2019	$8.71	3.54%		$73,567	1.34%		1.24%		4.55%		4.65%		24.19%
October 31, 2018	$8.81	2.56%		$78,360	1.26%		1.19%		5.17%		5.24%		24.82%

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Income Fund Class C
October 31, 2022	$8.97	0.30	(1.19)	(0.89)	(0.31)	—	—	(0.31)
October 31, 2021	$8.70	0.26	0.28	0.54	(0.27)	—	—	(0.27)
October 31, 2020	$8.70	0.31	(0.01)	0.30	(0.30)	—	—	(0.30)
October 31, 2019	$8.80	0.34	(0.10)	0.24	(0.34)	—	—	(0.34)
October 31, 2018	$9.02	0.40	(0.24)	0.16	(0.38)	—	—	(0.38)
First Eagle High Income Fund Class I
October 31, 2022	$8.98	0.39	(1.21)	(0.82)	(0.38)	—	—	(0.38)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
October 31, 2020	$8.71	0.39	0.00 **	0.39	(0.39)	—	—	(0.39)
October 31, 2019	$8.81	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)
October 31, 2018	$9.04	0.49	(0.25)	0.24	(0.47)	—	—	(0.47)
First Eagle High Income Fund Class R3
October 31, 2022	$8.99	0.35	(1.21)	(0.86)	(0.35)	—	—	(0.35)
October 31, 2021	$8.72	0.31	0.28	0.59	(0.32)	—	—	(0.32)
October 31, 2020	$8.72	0.35	0.00 **	0.35	(0.35)	—	—	(0.35)
October 31, 2019	$8.82	0.40	(0.11)	0.29	(0.39)	—	—	(0.39)
For The Period 5/01/18^-10/31/18	$8.91	0.23	(0.10)	0.13	(0.22)	—	—	(0.22)
First Eagle High Income Fund Class R4
October 31, 2022	$8.98	0.26	(1.20)	(0.94)	(0.30)	—	—	(0.30)
October 31, 2021	$8.72	0.29	0.26	0.55	(0.29)	—	—	(0.29)
October 31, 2020	$8.72	0.33	(0.01)	0.32	(0.32)	—	—	(0.32)
For The Period 7/29/19^-10/31/19	$8.78	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)
First Eagle High Income Fund Class R5
October 31, 2022	$8.98	0.36	(1.20)	(0.84)	(0.36)	—	—	(0.36)
October 31, 2021	$8.71	0.33	0.27	0.60	(0.33)	—	—	(0.33)
October 31, 2020	$8.71	0.37	0.00 **	0.37	(0.37)	—	—	(0.37)
For The Period 7/29/19^-10/31/19	$8.78	0.08	(0.07)	0.01	(0.08)	—	—	(0.08)
First Eagle High Income Fund Class R6
October 31, 2022	$8.98	0.39	(1.19)	(0.80)	(0.40)	—	—	(0.40)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
October 31, 2020	$8.71	0.39	(0.01)	0.38	(0.38)	—	—	(0.38)
October 31, 2019	$8.82	0.43	(0.11)	0.32	(0.43)	—	—	(0.43)
October 31, 2018	$9.04	0.49	(0.24)	0.25	(0.47)	—	—	(0.47)

First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Income Fund Class C
October 31, 2022	$7.77	(10.15)%		$7,376	1.88%		1.88%		3.55%		3.55%		28.00%
October 31, 2021	$8.97	6.20%		$15,129	2.01%		1.94%		2.81%		2.88%		64.11%
October 31, 2020	$8.70	3.60%		$31,972	2.10%		2.00%		3.53%		3.63%		55.38%
October 31, 2019	$8.70	2.77%		$50,100	2.10%		2.00%		3.83%		3.93%		24.19%
October 31, 2018	$8.80	1.68%		$62,749	2.01%		1.94%		4.43%		4.50%		24.82%
First Eagle High Income Fund Class I
October 31, 2022	$7.78	(9.23)%		$99,295	0.86%		0.86%		4.62%		4.62%		28.00%
October 31, 2021	$8.98	7.29%		$132,026	0.97%		0.90%		3.82%		3.89%		64.11%
October 31, 2020	$8.71	4.68%		$126,527	1.04%		0.94%		4.54%		4.64%		55.38%
October 31, 2019	$8.71	3.84%		$144,532	1.05%		0.95%		4.86%		4.96%		24.19%
October 31, 2018	$8.81	2.74%		$184,351	0.97%		0.90%		5.46%		5.53%		24.82%
First Eagle High Income Fund Class R3
October 31, 2022	$7.78	(9.72)%		$402	1.28%		1.28%		4.22%		4.23%		28.00%
October 31, 2021	$8.99	6.83%		$443	1.40%		1.33%		3.39%		3.46%		64.11%
October 31, 2020	$8.72	4.21%		$453	1.45%		1.35%		4.04%		4.14%		55.38%
October 31, 2019	$8.72	3.44%		$52	1.44%		1.34%		4.44%		4.54%		24.19%
For The Period 5/01/18^-10/31/18	$8.82	1.41	%(b)	$51	1.36	%(c)	1.27	%(c)	4.99	%(c)	5.08	%(c)	24.82	%(b)
First Eagle High Income Fund Class R4
October 31, 2022	$7.74	(10.61)%		$10	2.36%		2.36%		3.14%		3.14%		28.00%
October 31, 2021	$8.98	6.38%		$11	1.66%		1.59%		3.12%		3.19%		64.11%
October 31, 2020	$8.72	3.81%		$10	1.84%		1.74%		3.74%		3.84%		55.38%
For The Period 7/29/19^-10/31/19	$8.72	0.24	%(b)	$10	1.70	%(c)	1.59	%(c)	3.43	%(c)	3.54	%(c)	24.19	%(b)
First Eagle High Income Fund Class R5
October 31, 2022	$7.78	(9.50)%		$10	1.13%		1.12%		4.38%		4.38%		28.00%
October 31, 2021	$8.98	7.01%		$11	1.20%		1.13%		3.58%		3.65%		64.11%
October 31, 2020	$8.71	4.41%		$10	1.25%		1.15%		4.33%		4.43%		55.38%
For The Period 7/29/19^-10/31/19	$8.71	0.11	%(b)	$10	1.59	%(c)	1.48	%(c)	3.54	%(c)	3.65	%(c)	24.19	%(b)
First Eagle High Income Fund Class R6
October 31, 2022	$7.78	(9.16)%		$1,000	0.78%		0.78%		4.74%		4.74%		28.00%
October 31, 2021	$8.98	7.34%		$1,066	0.92%		0.85%		3.87%		3.94%		64.11%
October 31, 2020	$8.71	4.64%		$1,033	1.07%		0.97%		4.47%		4.57%		55.38%
October 31, 2019	$8.71	3.75%		$1,907	1.02%		0.92%		4.78%		4.89%		24.19%
October 31, 2018	$8.82	2.80%		$401	1.01%		0.93%		5.36%		5.44%		24.82%

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Fund of America Class A
October 31, 2022	$29.80	0.16	(6.00)	(5.84)	(0.12)	(3.54)	—	(3.66)
October 31, 2021	$25.84	0.09	8.37	8.46	(0.06)	(4.44)	—	(4.50)
October 31, 2020	$26.45	0.01	(0.38)	(0.37)	(0.01)	(0.23)	—	(0.24)
October 31, 2019	$30.53	0.03	1.50	1.53	—	(5.61)	—	(5.61)
October 31, 2018	$38.18	0.08	(4.15)	(4.07)	—	(3.58)	—	(3.58)
First Eagle Fund of America Class C
October 31, 2022	$20.00	(0.03)	(3.76)	(3.79)	(0.04)	(3.54)	—	(3.58)
October 31, 2021	$18.74	(0.07)	5.77	5.70	—	(4.44)	—	(4.44)
October 31, 2020	$19.37	(0.14)	(0.26)	(0.40)	—	(0.23)	—	(0.23)
October 31, 2019	$24.09	(0.12)	1.01	0.89	—	(5.61)	—	(5.61)
October 31, 2018	$31.08	(0.14)	(3.27)	(3.41)	—	(3.58)	—	(3.58)
First Eagle Fund of America Class I
October 31, 2022	$31.17	0.21	(6.29)	(6.08)	(0.17)	(3.54)	—	(3.71)
October 31, 2021	$26.91	0.17	8.72	8.89	(0.19)	(4.44)	—	(4.63)
October 31, 2020	$27.54	0.09	(0.37)	(0.28)	(0.12)	(0.23)	—	(0.35)
October 31, 2019	$31.46	0.13	1.56	1.69	—	(5.61)	—	(5.61)
October 31, 2018	$39.15	0.21	(4.30)	(4.09)	(0.02)	(3.58)	—	(3.60)
First Eagle Fund of America Class R3
October 31, 2022	$30.97	0.13	(6.25)	(6.12)	(0.09)	(3.54)	—	(3.63)
October 31, 2021	$26.71	0.07	8.66	8.73	(0.03)	(4.44)	—	(4.47)
October 31, 2020	$27.37	(0.04)	(0.38)	(0.42)	(0.01)	(0.23)	—	(0.24)
October 31, 2019	$31.40	0.02	1.56	1.58	—	(5.61)	—	(5.61)
For The Period 5/01/18^-10/31/18	$35.19	0.14	(3.93)	(3.79)	—	—	—	—
First Eagle Fund of America Class R4
October 31, 2022	$31.14	0.20	(6.30)	(6.10)	(0.15)	(3.54)	—	(3.69)
October 31, 2021	$26.85	0.14	8.72	8.86	(0.13)	(4.44)	—	(4.57)
October 31, 2020	$27.52	0.04	(0.40)	(0.36)	(0.08)	(0.23)	—	(0.31)
For The Period 7/29/19^-10/31/19	$28.16	(0.02)	(0.62)	(0.64)	—	—	—	—
First Eagle Fund of America Class R5
October 31, 2022	$31.15	0.22	(6.30)	(6.08)	(0.17)	(3.54)	—	(3.71)
October 31, 2021	$26.88	0.17	8.72	8.89	(0.18)	(4.44)	—	(4.62)
October 31, 2020	$27.53	0.06	(0.39)	(0.33)	(0.09)	(0.23)	—	(0.32)
For The Period 7/29/19^-10/31/19	$28.16	(0.01)	(0.62)	(0.63)	—	—	—	—
First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class A
October 31, 2022	$20.30	(21.94)%		$246,151	1.05%		0.90%		0.54%		0.69%		10.87%
October 31, 2021	$29.80	36.58%		$235,888	1.04%		0.90%		0.20%		0.34%		40.70%
October 31, 2020	$25.84	(1.43)%		$203,581	1.34%		1.28%		(0.04)%		0.02%		97.86%
October 31, 2019	$26.45	7.58%		$273,446	1.38%		1.37%		0.11%		0.13%		26.42%
October 31, 2018	$30.53	(11.84)%		$388,961	1.32%		1.32%		0.23%		0.23%		60.29%
First Eagle Fund of America Class C
October 31, 2022	$12.63	(22.50)%		$16,002	1.84%		1.65%		(0.36)%		(0.17)%		10.87%
October 31, 2021	$20.00	35.52%		$37,722	1.79%		1.65%		(0.54)%		(0.40)%		40.70%
October 31, 2020	$18.74	(2.12)%		$62,901	2.09%		2.03%		(0.79)%		(0.73)%		97.86%
October 31, 2019	$19.37	6.77%		$115,146	2.12%		2.10%		(0.61)%		(0.60)%		26.42%
October 31, 2018	$24.09	(12.48)%		$244,240	2.06%		2.06%		(0.51)%		(0.51)%		60.29%
First Eagle Fund of America Class I
October 31, 2022	$21.38	(21.71)%		$97,103	0.74%		0.65%		0.77%		0.86%		10.87%
October 31, 2021	$31.17	36.88%		$162,113	0.70%		0.65%		0.53%		0.58%		40.70%
October 31, 2020	$26.91	(1.09)%		$167,093	1.01%		0.96%		0.28%		0.33%		97.86%
October 31, 2019	$27.54	7.88%		$384,510	1.05%		1.03%		0.45%		0.46%		26.42%
October 31, 2018	$31.46	(11.53)%		$612,845	1.02%		1.02%		0.58%		0.58%		60.29%
First Eagle Fund of America Class R3
October 31, 2022	$21.22	(22.01)%		$50	1.15%		1.00%		0.38%		0.54%		10.87%
October 31, 2021	$30.97	36.40%		$64	1.12%		0.99%		0.12%		0.25%		40.70%
October 31, 2020	$26.71	(1.56)%		$47	1.50%		1.44%		(0.20)%		(0.14)%		97.86%
October 31, 2019	$27.37	7.48%		$48	1.44%		1.42%		0.04%		0.06%		26.42%
For The Period 5/01/18^-10/31/18	$31.40	(10.74	)%(b)	$45	1.38	%(c)	1.38	%(c)	0.79	%(c)	0.79	%(c)	60.29	%(b)
First Eagle Fund of America Class R4
October 31, 2022	$21.35	(21.81)%		$30	1.04%		0.75%		0.56%		0.85%		10.87%
October 31, 2021	$31.14	36.76%		$13	1.08%		0.75%		0.16%		0.49%		40.70%
October 31, 2020	$26.85	(1.35)%		$10	1.36%		1.16%		(0.06)%		0.13%		97.86%
For The Period 7/29/19^-10/31/19	$27.52	(2.27	)%(b)	$10	1.66	%(c)	1.62	%(c)	(0.25	)%(c)	(0.22	)%(c)	26.42	%(b)
First Eagle Fund of America Class R5
October 31, 2022	$21.36	(21.73)%		$10	1.31%		0.65%		0.22%		0.88%		10.87%
October 31, 2021	$31.15	36.88%		$13	1.35%		0.65%		(0.11)%		0.59%		40.70%
October 31, 2020	$26.88	(1.25)%		$10	1.26%		1.06%		0.04%		0.24%		97.86%
For The Period 7/29/19^-10/31/19	$27.53	(2.24	)%(b)	$10	1.55	%(c)	1.51	%(c)	(0.14	)%(c)	(0.10	)%(c)	26.42	%(b)

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital		Total distributions
First Eagle Fund of America Class R6
October 31, 2022	$31.17	0.21	(6.30)	(6.09)	(0.17)	(3.54)	—		(3.71)
October 31, 2021	$26.92	0.17	8.74	8.91	(0.22)	(4.44)	—		(4.66)
October 31, 2020	$27.57	0.07	(0.37)	(0.30)	(0.12)	(0.23)	—		(0.35)
October 31, 2019	$31.46	0.09	1.63	1.72	—	(5.61)	—		(5.61)
October 31, 2018	$39.15	0.65	(4.73)	(4.08)	(0.03)	(3.58)	—		(3.61)
First Eagle Small Cap Opportunity Fund Class A
October 31, 2022	$9.76	(0.02)	(1.27)	(1.29)	—	—	—		—
For The Period 7/01/21^-10/31/21	$10.12	(0.02)	(0.34)	(0.36)	—	—	—		—
First Eagle Small Cap Opportunity Fund Class I
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 4/27/21^-10/31/21	$10.00	(0.02)	(0.02)	(0.04)	(0.00)**	(0.19)	(0.00	)**	(0.19)
First Eagle Small Cap Opportunity Fund Class R6
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 7/01/21^-10/31/21	$10.12	(0.01)	(0.34)	(0.35)	—	—	—		—
First Eagle Global Real Assets Fund Class A***
For The Period 11/30/21^- 10/31/22	$10.00	0.13	(0.56)	(0.43)	—	—	—		—
First Eagle Global Real Assets Fund Class I***
For The Period 11/30/21^- 10/31/22	$10.00	0.15	(0.56)	(0.41)	—	—	—		—
First Eagle Global Real Assets Fund Class R6***
For The Period 11/30/21^- 10/31/22	$10.00	0.15	(0.56)	(0.41)	—	—	—		—
First Eagle U.S. Smid Cap Opportunity Fund Class A
For The Period 8/15/22^-10/31/22	$10.00	0.01	(1.04)	(1.03)	—	—	—		—

First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class R6
October 31, 2022	$21.37	(21.75)%		$5,206	0.69%		0.65%		0.84%		0.88%		10.87%
October 31, 2021	$31.17	36.93%		$7,056	0.67%		0.65%		0.57%		0.59%		40.70%
October 31, 2020	$26.92	(1.13)%		$5,471	1.00%		0.95%		0.20%		0.26%		97.86%
October 31, 2019	$27.57	8.00%		$2,656	1.00%		0.99%		0.32%		0.32%		26.42%
October 31, 2018	$31.46	(11.53)%		$4,362	0.98%		0.98%		1.85%		1.86%		60.29%
First Eagle Small Cap Opportunity Fund Class A
October 31, 2022	$8.47	(13.22)%		$37,220	1.41%		1.25%		(0.42)%		(0.26)%		45.84%
For The Period 7/01/21^-10/31/21	$9.76	(3.56	)%(b)	$10,060	1.95	%(c)	1.25	%(c)	(1.30	)%(c)	(0.60	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class I
October 31, 2022	$8.50	(13.00)%		$501,227	1.17%		1.00%		(0.16)%		0.01%		45.84%
For The Period 4/27/21^-10/31/21	$9.77	(0.47	)%(b)	$93,195	2.07	%(c)	1.00	%(c)	(1.37	)%(c)	(0.30	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class R6
October 31, 2022	$8.50	(13.00)%		$22,857	1.28%		1.00%		(0.23)%		0.04%		45.84%
For The Period 7/01/21^-10/31/21	$9.77	(3.46	)%(b)	$1,236	1.98	%(c)	1.00	%(c)	(1.29	)%(c)	(0.31	)%(c)	13.63	%(b)
First Eagle Global Real Assets Fund Class A***
For The Period 11/30/21^- 10/31/22	$9.57	(4.30	)%(b)	$1,286	5.23	%(c)	1.09	%(c)	(2.78	)%(c)	1.37	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class I***
For The Period 11/30/21^- 10/31/22	$9.59	(4.10	)%(b)	$7,074	4.85	%(c)	0.85	%(c)	(2.34	)%(c)	1.65	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class R6***
For The Period 11/30/21^- 10/31/22	$9.59	(4.10	)%(b)	$1,000	4.86	%(c)	0.85	%(c)	(2.38	)%(c)	1.63	%(c)	12.37	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class A
For The Period 8/15/22^-10/31/22	$8.97	(10.30	)%(b)	$49	57.34	%(c)	1.18	%(c)	(55.81	)%(c)	0.35	%(c)	4.00	%(b)

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Smid Cap Opportunity Fund Class I
For The Period 8/15/22^-10/31/22	$10.00	0.01	(1.03)	(1.02)	—	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund Class R6
For The Period 8/15/22^-10/31/22	$10.00	0.01	(1.03)	(1.02)	—	—	—	—

^  Commencement of investment operations.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

***  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Income Fund, which has a sales charge of 4.50% and the maximum contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge for all Funds, except First Eagle Global Income Builder Fund and First Eagle High Income Fund. With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(b)  Not annualized.

(c)  Annualized.

(d)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Fund would have been 0.44, (0.15), 0.62, 0.00, 0.41, 0.80, and 0.67 for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers income and net investment income including earnings credits and/or fee waivers ratios would have been 0.68%, (0.12)%, 0.93%, 0.00%, 0.66%, 1.01%, and 1.02% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(e)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Overseas Fund would have been 0.20, (0.03), 0.29, 0.22, 0.26, 0.25, and 0.35 for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers income and net investment income including earnings credits and/or fee waivers ratios would have been 0.82%, 0.03%, 1.12%, 0.79%, 0.92%, 0.86%, and 1.28% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

First Eagle Funds | Annual Report | October 31, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Smid Cap Opportunity Fund Class I
For The Period 8/15/22^-10/31/22	$8.98	(10.20	)%(b)	$1,046	46.97	%(c)	0.95	%(c)	(45.46	)%(c)	0.56	%(c)	4.00	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class R6
For The Period 8/15/22^-10/31/22	$8.98	(10.20	)%(b)	$45	47.13	%(c)	0.94	%(c)	(45.59	)%(c)	0.60	%(c)	4.00	%(b)

(f)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Income Builder Fund would have been 0.24, 0.13, 0.28, 0.23, 0.25, 0.24, and 0.29 for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios and net investment income including earnings credits and/or fee waivers would have been 1.85%, 1.06%, 2.08%, 1.70%, 1.86%, 1.85%, and 2.16% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(g)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.05%, 24.96%, 26.38%, 25.14%, 26.01%, 25.45%, and 26.48% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(h)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Overseas Fund would have been 16.90%, 15.94%, 17.24%, 16.80%, 17.14%, 16.99%, and 17.35% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(i)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Income Builder Fund would have been 21.09%, 20.21%, 21.44%, 20.94%, 21.16%, 21.07%, and 21.54% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). As of October 31, 2022 the Trust consists of ten separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle U.S. Smid Cap Opportunity Fund (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital by investing, under normal circumstances, in equity securities of small- and mid-cap ("smid cap") companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. The First Eagle Small Cap Opportunity Fund commenced investment operations on April 27, 2021. The First Eagle Small Cap Opportunity Fund's initial capital was contributed pursuant to a private offering. The First Eagle Global Real Assets Fund commenced investment operations on November 30, 2021. The First Eagle U.S. Smid Cap Opportunity Fund commenced investment operations on August 15, 2022.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle U.S. Smid Cap Opportunity Fund, which offer Class A shares, Class I shares and Class R6 shares. On February 28, 2022, First Eagle Fund of America's Class Y shares converted into Class A shares. As a result, Class Y shares were terminated.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company ("BCP CC Holdings GP"), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), First Eagle Gold Fund (the "Gold Fund") and First Eagle Global Real Assets Fund (the "Global Real Assets Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2022, the First Eagle Global Cayman Fund, Ltd. has $4,032,821,693 in net assets, representing 9.39% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2022, the First Eagle Overseas Cayman Fund, Ltd. has $862,095,243 in net assets, representing 7.68% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2022, the First Eagle U.S. Value Cayman Fund, Ltd. has $118,372,742 in net assets, representing 10.39% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2022, the First Eagle Gold Cayman Fund, Ltd. has $373,031,590 in net assets, representing 20.93% of the Gold Fund's net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2022, the First Eagle Global Real Assets Cayman Fund, Ltd. has $956,888 in net assets, representing 10.22% of the Global Real Assets Fund's net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total cur- rent value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund's NAV is calculated, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

"fair valued" in accordance with procedures adopted by the Board of Trustees ("Board"). The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds are determined in good faith by the

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Adviser as "valuation designee" under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation and liquidity procedures for the Funds. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Funds' Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements and the Funds' fair valuation policy has been revised to incorporate changes required by Rule 2a-5.

The following is a summary of the Funds' inputs used to value the Funds' investments as of October 31, 2022:

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$22,721,233,053	$12,080,606,135 (a)	$—		$34,801,839,188
Corporate Bonds	—	—	5,207,318	(b)	5,207,318
Commodities*	—	4,530,486,527	—		4,530,486,527
Foreign Government Securities	—	323,612,568	131,252,430	(b)	454,864,998
Warrants	5,446,000	—	—		5,446,000
Short-Term Investments	76,724	3,047,044,477	—		3,047,121,201
Forward Foreign Currency Exchange Contracts**	—	653,543	—		653,543
Total	$22,726,755,777	$19,982,403,250	$136,459,748		$42,845,618,775
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(1,250,056)	$—		$(1,250,056)
Total	$—	$(1,250,056)	$—		$(1,250,056)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Fair Value Level 3 activity for the year ended October 31, 2022 was as follows:

First Eagle Global Fund (continued)

	Corporate Bonds	Foreign Government Securities	Total
Beginning Balance — market value	$5,856,524	$—	$5,856,524
Purchases(1)	—	—	—
Sales(2)	—	(8,643,676)	(8,643,676)
Transfer In — Level 3	—	194,180,218 (a)	194,180,218
Transfer Out — Level 3	—	—	—
Accrued discounts/(premiums)	47,237	(1,681,471)	(1,634,234)
Realized Gains (Losses)	—	(1,524,697)	(1,524,697)
Change in Unrealized Appreciation (Depreciation)	(696,443)	(51,077,944)	(51,774,387)
Ending Balance — market value	$5,207,318	$131,252,430	$136,459,748
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(696,443)	$(51,077,944)	$(51,774,387)

(a)  Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$2,375,940,188	$6,961,980,115 (a)	$14,924,062		$9,352,844,365
Commodities*	—	1,187,841,810	—		1,187,841,810
Foreign Government Securities	—	123,324,303	128,237,726	(b)	251,562,029
Warrants	2,385,818	—	—		2,385,818
Short-Term Investments	31,172	411,437,525	—		411,468,697
Forward Foreign Currency Exchange Contracts**	—	278,800	—		278,800
Total	$2,378,357,178	$8,684,862,553	$143,161,788		$11,206,381,519
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(532,228)	$—		$(532,228)
Total	$—	$(532,228)	$—		$(532,228)

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the year ended October 31, 2022 was as follows:

First Eagle Overseas Fund (continued)

	Common Stocks	Foreign Government Securities	Total
Beginning Balance — market value	$20,293,634	$—	$20,293,634
Purchases(1)	—	72,779,087	72,779,087
Sales(2)	—	(3,532,343)	(3,532,343)
Transfer In — Level 3	—	85,622,603 (a)	85,622,603
Transfer Out — Level 3	—	—	—
Accrued discounts/(premiums)	—	(487,362)	(487,362)
Realized Gains (Losses)	—	(623,086)	(623,086)
Change in Unrealized Appreciation (Depreciation)	(5,369,572)	(25,521,173)	(30,890,745)
Ending Balance — market value	$14,924,062	$128,237,726	$143,161,788
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(5,369,572)	$(25,521,173)	$(30,890,745)

(a)  Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at October 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$14,924,062	Market Comparable Companies	Enterprise Value Multiple	0.31 11.61x (4.25x)	x -	Increase
Total	$14,924,062

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle U.S. Value Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$867,495,167	$2,617,598	(a)	$—		$870,112,765
Convertible Preferred Stocks	4,931,955	—		—		4,931,955
Corporate Bonds	—	643,796		3,954,544	(b)	4,598,340
Commodities*	—	118,394,428		—		118,394,428
Master Limited Partnerships	33,926,530	—		—		33,926,530
Short-Term Investments	19,010	106,582,514		—		106,601,524
Total	$906,372,662	$228,238,336		$3,954,544		$1,138,565,542

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

Fair Value Level 3 activity for the year ended October 31, 2022 was as follows:

Corporate Bonds
Beginning Balance — market value	$642,750
Purchases(1)	3,416,679
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	42,805
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(147,690)
Ending Balance — market value	$3,954,544
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(147,690)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$1,221,837,912	$119,031,004	(a)	$—	$1,340,868,916
Commodities*	—	373,195,112		—	373,195,112
Rights	4,169,757	—		—	4,169,757
Short-Term Investments	7,603	54,297,031		—	54,304,634
Total	$1,226,015,272	$546,523,147		$—	$1,772,538,419

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$456,680,808	$460,057,007 (a)	$—		$916,737,815
Convertible Preferred Stocks	23,809,849	—	—		23,809,849
Corporate Bonds	—	135,401,609	10,795,940	(b)	146,197,549
Closed End Funds	—	11,316,005	—		11,316,005
Commodities*	—	92,057,700	—		92,057,700
Foreign Government Securities	—	14,587,930	7,890,932	(b)	22,478,862
Master Limited Partnerships	55,688,322	—	—		55,688,322
Preferred Stocks	16,344,705	—	—		16,344,705
U.S. Treasury Obligations	—	114,817,169	—		114,817,169
Short-Term Investments	7,746	36,164,600	—		36,172,346
Forward Foreign Currency Exchange Contracts**	—	18,149	—		18,149
Total	$552,531,430	$864,420,169	$18,686,872		$1,435,638,471
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(35,216)	$—		$(35,216)
Written Options	(4,281,153)	—	—		(4,281,153)
Total	$(4,281,153)	$(35,216)	$—		$(4,316,369)

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the year ended October 31, 2022 was as follows:

First Eagle Global Income Builder Fund (continued)

	Corporate Bonds	Foreign Government Securities	Total
Beginning Balance — market value	$9,627,905	$—	$9,627,905
Purchases(1)	2,678,107	6,689,178	9,367,285
Sales(2)	—	—	—
Transfer In — Level 3	—	3,330,649 (a)	3,330,649
Transfer Out — Level 3	—	—	—
Accrued discounts/(premiums)	50,617	45,801	96,418
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(1,560,689)	(2,174,696)	(3,735,385)
Ending Balance — market value	$10,795,940	$7,890,932	$18,686,872
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,560,689)	$(2,174,696)	$(3,735,385)

(a)  Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Corporate Bonds	$—	$157,133,798	$2,968,761	(b)	$160,102,559
Loan Assignments	—	1,431,382	—		1,431,382
Short-Term Investments	2,113	12,664,810	—		12,666,923
Total	$2,113	$171,229,990	$2,968,761		$174,200,864

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

Fair Value Level 3 activity for the year ended October 31, 2022 was as follows:

First Eagle High Income Fund (continued)

Corporate Bonds
Beginning Balance — market value	$3,218,308
Purchases(1)	237,893
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	7,428
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(494,868)
Ending Balance — market value	$2,968,761
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(494,868)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Fund of America

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$344,897,926	$3,681,169	(a)	$—	$348,579,095
Master Limited Partnerships	7,381,290	—		—	7,381,290
Short-Term Investments	1,636	4,071,617		—	4,073,253
Total	$352,280,852	$7,752,786		$—	$360,033,638

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$500,824,749	$—	$—		$500,824,749
Master Limited Partnerships	1,514,372	—	—		1,514,372
Rights	—	—	—	^	—
Short-Term Investments	48,459,455	—	—		48,459,455
Total	$550,798,576	$—	$0		$550,798,576

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

^  Fair value represents zero.

Fair Value Level 3 activity for the year ended October 31, 2022 was as follows:

Rights
Beginning Balance — market value	$—
Purchases(1)	27,801
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(27,801)
Ending Balance — market value	$— ^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(27,801)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

^  Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at October 31, 2022		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Rights	$—	^	Discounted Cash Flow	Estimated probability of the company hitting specified milestones	0%	Increase
Total	$—	^

^  Fair value represents zero

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$5,741,658	$2,139,262	(a)	$—	^	$7,880,920
Commodities*	—	817,535		—		817,535
Exchange-Traded Funds	143,283	—		—		143,283
Master Limited Partnerships	338,604	—		—		338,604
U.S. Treasury Obligations	—	89,505		—		89,505
Short-Term Investments	130,701	—		—		130,701
Total	$6,354,246	$3,046,302		$—		$9,400,548

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

^  Fair value represents zero.

*  Represents gold bullion.

Fair Value Level 3 activity for the year ended October 31, 2022 was as follows:

Common Stocks
Beginning Balance — market value	$—
Purchases(1)	82,461
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(82,461)
Ending Balance — market value	$— ^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(82,461)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

^  Fair value represents zero.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at October 31, 2022		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stock	$—	^	Discounted Cash Flow	Estimated Recoverability	0	% (0%)	Increase
Total	$—	^

^  Fair value represents zero

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,099,164	$—	$—	$1,099,164
Short-Term Investments	13,401	—	—	13,401
Total	$1,112,565	$—	$—	$1,112,565

†  See Schedule of Investments for additional detailed categorizations.

c)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. Investment income is recorded net of foreign withholding taxes. Foreign taxes are accrued based on gains realized by a Fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in pro- portion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain specifically to a Fund are allocated to each Fund based upon the percentage of net assets a Fund bears to the total net assets of all the Funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Global Real Assets Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce expo- sure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the year ended October 31, 2022, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$152,199,213	$83,690,069	$5,432,474	$130,556
Average Settlement Value — Sold	416,259,005	218,328,614	14,281,208	134,726

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At October 31, 2022, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$653,543	$1,250,056	$77,144,333	$(11,592,382)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$278,800	$532,228	$40,664,847	$(6,381,847)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$18,149	$35,216	$2,617,970	$(441,243)

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

First Eagle High Income Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$—	$—	$4,170	$(4,170)

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3) Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4) Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of October 31, 2022:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$653,543	$—	$(640,000)	$13,543
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$1,250,056	$—	$(1,245,515)	$4,541

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$278,800	$—	$(278,800)	$—
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$532,228	$—	$(532,228)	$—

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$18,149	$—	$—	$18,149
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$35,216	$—	$—	$35,216

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write "covered" call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

A Fund may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Rule 18f-4 under the 1940 Act, implemented on August 19, 2022, permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any "senior security," other than borrowing from a bank (subject to a requirement to maintain 300% "asset coverage").

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4;

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of October 31, 2022, portfolio securities valued at $139,769,239 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the year ended October 31, 2022, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	13,364

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

At October 31, 2022, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$4,281,153	$3,731,812	$(1,387,228)

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written.

h)  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partner- ships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Income Fund and the First Eagle Global Income Builder Fund which declare income daily and pay monthly, and First Eagle Fund of America which distributes income on a quarterly basis.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

At October 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Net Investment	Undistributed Net Realized	Net Unrealized Appreciation	Capital Loss Carryforward
	Income	Gains	(Depreciation)	Short-Term	Long-Term
First Eagle Global Fund	$—	$1,765,421,759	$8,757,568,940	$—	$—
First Eagle Overseas Fund	—	398,894,990	1,041,987,573	—	—
First Eagle U.S. Value Fund	5,178,396	82,240,901	373,134,448	—	—
First Eagle Gold Fund	—	—	179,034,368	23,543,809	606,827,083

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

	Undistributed Net Investment	Undistributed Net Realized	Net Unrealized Appreciation	Capital Loss Carryforward
	Income	Gains	(Depreciation)	Short-Term	Long-Term
First Eagle Global Income Builder Fund	$—	$10,665,537	$7,116,617	$—	$—
First Eagle High Income Fund	522,025	—	(19,859,308)	7,952,970	111,144,141
First Eagle Fund of America	1,125,042	8,661,550	16,874,399	—	—
First Eagle Small Cap Op Fund	48,402	—	(44,108,935)	9,839,319	638,053
First Eagle Global Real Assets Fund	145,349	—	(506,062)	66,814	—
First Eagle U.S. Smid Cap Opportunity Fund	1,331	—	(118,542)	7,965	—

The components of distributable earnings' differences between book basis and tax basis are primarily due to the treatment of passive foreign investment companies, distributions from real estate investment trusts, the treatment of forward foreign currencies contracts, straddle loss deferral, foreign repatriated earnings for First Eagle Overseas Fund, investment in partnerships, global intangible low-taxed income from investment in certain foreign corporations for First Eagle Overseas Fund, wash sales and amortization on certain callable bond investments for First Eagle Global Income Builder and First Eagle High Income Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized by the Funds after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. For the current year, the First Eagle Gold Fund utilized $11,718,056 in net capital loss carryforward.

Late year ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year For the year ended October 31, 2022, the First Eagle Small Cap Opportunity Fund had late year loss deferrals of $78,020.

m)  Reclassification of Capital Accounts — As a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus GAAP, a reclassification has been

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

made on the Statements of Assets and Liabilities to increase (decrease) distributable earnings and capital surplus for the Funds as follows:

	Undistributed Net Investment Income (loss)	Undistributed Net Realized Gains (Losses)	Capital Surplus
First Eagle Global Fund	$83,643,110	$(168,864,566)	$85,221,456
First Eagle Overseas Fund	204,126,647	(154,434,938)	(49,691,709)
First Eagle U.S. Value Fund	91,320	(5,248,299)	5,156,979
First Eagle Gold Fund	10,714,072	8,460,490	(19,174,562)
First Eagle Global Income Builder Fund	1,101,332	(1,100,721)	(611)
First Eagle High Income Fund	(10,500)	19,982	(9,482)
First Eagle Fund of America	(444)	444	—
First Eagle Small Cap Op Fund	367,806	(365,147)	(2,659)
First Eagle Global Real Assets Fund	28,836	9,153	(37,989)
First Eagle U.S. Smid Cap Opportunity Fund	24	—	(24)

The primary permanent differences causing such reclassification include the tax treatment of currency gains and losses, distributions paid in connection with the redemption of Fund shares, non-deductible net operating losses, adjustments on certain callable bonds, investments in passive foreign investment companies and differing book and tax treatment of transactions with the Subsidiary.

At the year ended October 31, 2022, the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle Gold Cayman Fund Ltd., and First Eagle U.S. Value Cayman Fund, Ltd. had unrealized gains for tax purposes. Any unrealized losses to be recognized for tax purposes in the future can only be utilized by the Funds to the extent of tax basis realized gains in the Subsidiaries in the same year. Given the uncertainty of their future use, tax losses have been reclassified to Capital surplus.

n)  Distribution to Shareholders — Distributions to shareholders during the fiscal year ended October 31, 2022, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

	Ordinary Income		Long Term Capital Gains
	2022	2021	2022	2021
First Eagle Global Fund	$996,491,550	$413,156,342	$1,999,867,824	$704,949,162
First Eagle Overseas Fund	521,499,594	61,808,631	291,931,553	—
First Eagle U.S. Value Fund	11,950,931	13,189,461	97,095,054	7,801,904
First Eagle Gold Fund	23,300,651	32,168,367	—	—
First Eagle Global Income Builder Fund	35,149,999	26,547,489	50,851,122	13,154,891
First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

	Ordinary Income		Long Term Capital Gains
	2022	2021	2022	2021
First Eagle High Income Fund	$8,954,667	$9,157,291	$—	$—
First Eagle Fund of America	22,690,363	45,509,723	46,461,070	49,495,064
First Eagle Small Cap Op Fund	—	180,133	—	—
First Eagle Global Real Assets Fund	—	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund	—	—	—	—

o)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

p)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting peri- od. Actual results could differ from those estimates.

q)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle High Income Fund	0.45%
First Eagle Fund of America	0.50	(2)
First Eagle Small Cap Opportunity Fund	0.85	(3)
First Eagle Global Real Assets Fund	0.65	(4)
First Eagle U.S. Smid Cap Opportunity Fund	0.75	(5)

(1)  The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 29, 2024. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

(2)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 for First Eagle Fund of America so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board. First Eagle Fund of America has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.90%, 1.65 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2022, the Adviser reimbursed $589,391 in expenses which are included under Expense waiver in the Statement of Operations.

  For the year ended October 31, 2022, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2023	2024	2025
Class A	$658,407	$52,249	$300,262	$305,896
Class C	133,881	15,204	77,110	41,567
Class I	171,439	12,160	83,807	75,472
Class R3	156	11	74	71
Class R4	105	16	39	50
Class R5	173	16	83	74
Class R6	2,588	820	1,244	524
Total	$966,749	$80,476	$462,619	$423,654

(3)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I and R6 for First Eagle Small Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses,

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.25%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.25%, 1.00% and 1.00% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2022, the Adviser reimbursed $620,830 in expenses which are included under Expense waiver in the Statement of Operations.

  For the year ended October 31, 2022, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2024	2025
Class A	$47,371	$11,812	$35,559
Class I	644,148	177,007	467,141
Class R6	18,127	3,249	14,878
Total	$709,646	$192,068	$517,578

(4)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle Global Real Assets Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.10%, 0.85% and 0.85% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2022, the Adviser reimbursed $340,298 in expenses which are included under Expense waiver in the Statement of Operations.

  For the year ended October 31, 2022, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025
Class A	$40,186	$40,189
Class I	262,011	262,027
Class R6	38,082	38,082
Total	$340,279	$340,298

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

(5)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle U.S. Smid Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.20%, 0.9% and 0.95% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2022, the Adviser reimbursed $108,833 in expenses which are included under Expense waiver in the Statement of Operations.

  For the year ended October 31, 2022, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025
Class A	$5,340	$5,340
Class I	98,971	98,971
Class R6	4,332	4,332
Total	$108,643	$108,643

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Income Fund, which pay the fee described in the next paragraphs) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and First Eagle High Income Fund, and the Adviser, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the year ended October 31, 2022, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Reimbursed to Adviser	Payable to Adviser
First Eagle Global Fund	$3,170,298	$263,974
First Eagle Overseas Fund	1,138,886	112,840
First Eagle U.S. Value Fund	223,056	12,624
First Eagle Gold Fund	287,738	4,166

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Fund	Reimbursed to Adviser	Payable to Adviser
First Eagle Global Income Builder Fund	$741,450	$58,836
First Eagle High Income Fund	110,971	7,387
First Eagle Fund of America	189,936	—
First Eagle Small Cap Opportunity Fund	143,681	125
First Eagle Global Real Assets Fund	1,120	139
First Eagle U.S. Smid Cap Opportunity Fund	77	127

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the year ended October 31, 2022 FEF Distributors, LLC realized $344,025, $15,500, $13,042, $74,006, $15,391, $2,819, $3,909, $24,442 and $212 pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund, respectively. For First Eagle U.S. Smid Cap Opportunity Fund, FEF Distributors, LLC did not realize anything pertaining to the sales of shares.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of October 31, 2022, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle U.S. Smid Cap Opportunity Fund pay the Distributor monthly a distribution and/or service fee with respect to Class A, Class C, Class R3 and Class R4 shares based on each Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C	Class R3	Class R4
First Eagle Global Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Overseas Fund	0.25%	1.00%	0.35%	0.10%
First Eagle U.S. Value Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Gold Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Global Income Builder Fund	0.25%	1.00%	0.35%	0.10%
First Eagle High Income Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Fund of America	0.25%	1.00%	0.35%	0.10%
First Eagle Small Cap Opportunity Fund	0.25%	n/a	n/a	n/a
First Eagle Global Real Assets Fund	0.25%	n/a	n/a	n/a
First Eagle U.S, Smid Cap Opportunity Fund	0.25%	n/a	n/a	n/a

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended October 31, 2022, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the year ended October 31, 2022, the services fees incurred by the Funds are disclosed in the Statements of Operations.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Note 4 — Purchases and Sales of Securities

For the year ended October 31, 2022, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$4,786,144,898	$4,709,567,986	$—	$—
First Eagle Overseas Fund	1,100,824,502	1,255,812,311	—	—
First Eagle U.S. Value Fund	115,889,312	187,154,534	—	—
First Eagle Gold Fund	449,843,172	335,283,656	—	—
First Eagle Global Income Builder Fund	344,295,796	161,720,217	68,008,894	21,952,657
First Eagle High Income Fund	53,158,986	86,329,235	—	—
First Eagle Fund of America	48,415,029	143,106,420	—	—
First Eagle Small Cap Opportunity Fund	614,844,340	149,878,636	—	—
First Eagle Global Real Assets Fund	10,914,417	1,103,069	92,779	—
First Eagle U.S. Smid Cap Opportunity Fund	1,267,584	41,913	—	—

Note 5 — Line of Credit

On June 27, 2022, the Funds renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the First Eagle Funds and First Eagle Overseas Variable Fund to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes with a termination date of June 26, 2023. Under the Credit Facility arrangement, each Fund has agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility. A portion of the commitment fees related to the Credit Facility are paid by the Funds and are included in other expenses in the Statements of Operations. During the period, the Funds had no borrowings under the agreement.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle High Income Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the year ended October 31, 2022.

First Eagle Funds | Annual Report | October 31, 2022

Notes to Financial Statements

Note 8 — Subsequent Events

At a meeting of the Board of Trustees of the Trust held on December 14, 2022, the Board of Trustees approved an expense limitation agreement pursuant to which the Adviser has agreed to support contractual limitations on the First Eagle High Income Fund's expenses. That agreement, which is effective as of January 1, 2023, has the effect of limiting the annual operating expenses of the Fund's Class A, C, I, R3, R4, R5 and R6 shares to 0.94%, 1.69%, 0.69%, 1.04%, 0.79%, 0.69% and 0.69%, respectively, and is subject to customary exclusions (including, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any).

At that meeting, the Board of Trustees also approved changing the name of the "First Eagle Fund of America" to the "First Eagle Rising Dividend Fund," together with corresponding changes to the Fund's 80% investment policy and principal investment strategy. These changes are not expected to result in changes to the Fund's investment philosophy, or significantly alter the composition of the Fund's portfolio. They will be implemented contemporaneous with the effectiveness of an amendment to the Fund's registration statement, which is expected to be on or about March 1, 2023. Until that time, additional changes may occur.

First Eagle Funds | Annual Report | October 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of First Eagle Funds and Shareholders of each of the ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting the First Eagle Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

First Eagle Global Fund(1)	First Eagle High Income Fund(1)
First Eagle Overseas Fund(1)	First Eagle Fund of America(1)
First Eagle U.S. Value Fund(1)	First Eagle Small Cap Opportunity Fund(2)
First Eagle Gold Fund(1)	First Eagle Global Real Assets Fund(3)
First Eagle Global Income Builder Fund(1)	First Eagle U.S. Smid Cap Opportunity Fund(4)

(1)  Statement of operations for the year ended October 31, 2022 and statement of changes in net assets for the years ended October 31, 2022 and 2021

(2)  Statement of operations for the year ended October 31, 2022 and statement of changes in net assets for the year ended October 31, 2022 and for the period April 27, 2021 (commencement of investment operations) through October 31, 2021

(3)  Statement of operations and statement of changes in net assets for the period November 30, 2021 (commencement of investment operations) through October 31, 2022

(4)  Statement of operations and statement of changes in net assets for the period August 15, 2022 (commencement of investment operations) through October 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

First Eagle Funds | Annual Report | October 31, 2022

Report of Independent Registered Public Accounting Firm

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

New York, New York
December 27, 2022

We have served as the auditor of one or more investment companies advised by First Eagle Investment Management, LLC since 2006.

First Eagle Funds | Annual Report | October 31, 2022

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2022 and held for the six-months ended October 31, 2022.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Annual Report | October 31, 2022

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 10/31/22	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Fund*
Class A	-7.66%	$1,000	$923.40	1.11%	$5.38
Class C	-8.02	1,000	919.80	1.87	9.05
Class I	-7.54	1,000	924.60	0.86	4.17
Class R3	-7.72	1,000	922.80	1.23	5.96
Class R4	-7.68	1,000	923.20	1.13	5.48
Class R5	-7.69	1,000	923.10	1.17	5.67
Class R6	-7.51	1,000	924.90	0.79	3.83
First Eagle Overseas Fund*
Class A	-10.93	1,000	890.70	1.12	5.34
Class C	-11.26	1,000	887.40	1.88	8.94
Class I	-10.83	1,000	891.70	0.88	4.20
Class R3	-11.07	1,000	889.30	1.45	6.91
Class R4	-10.86	1,000	891.40	1.02	4.86
Class R5	-10.99	1,000	890.10	1.19	5.67
Class R6	-10.78	1,000	892.20	0.81	3.86
First Eagle U.S. Value Fund*
Class A	-5.69	1,000	943.10	1.09	5.34
Class C	-6.05	1,000	939.50	1.82	8.90
Class I	-5.56	1,000	944.40	0.80	3.92
Class R3	-5.78	1,000	942.20	1.32	6.46
Class R4	-5.73	1,000	942.70	1.06	5.19
Class R5	-5.63	1,000	943.70	0.95	4.65
Class R6	-5.52	1,000	944.80	0.76	3.73
First Eagle Gold Fund*
Class A	-20.55	1,000	794.50	1.17	5.29
Class C	-20.87	1,000	791.30	1.93	8.71
Class I	-20.48	1,000	795.20	0.93	4.21
Class R3	-20.72	1,000	792.80	1.59	7.18
Class R4	-20.58	1,000	794.20	1.23	5.56
Class R5	-20.46	1,000	795.40	0.99	4.48
Class R6	-20.41	1,000	795.90	0.85	3.85

First Eagle Funds | Annual Report | October 31, 2022

Fund Expenses (unaudited)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 10/31/22	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Income Builder Fund
Class A	-6.07%	$1,000	$939.30	1.16%	$5.67
Class C	-6.48	1,000	935.20	1.93	9.41
Class I	-5.99	1,000	940.10	0.92	4.50
Class R3	-6.13	1,000	938.70	1.38	6.74
Class R4	-6.08	1,000	939.20	1.42	6.94
Class R5	-6.04	1,000	939.60	1.18	5.77
Class R6	-5.89	1,000	941.10	0.87	4.26
First Eagle High Income Fund
Class A	-3.31	1,000	966.90	1.14	5.65
Class C	-3.52	1,000	964.80	1.83	9.06
Class I	-3.05	1,000	969.50	0.87	4.32
Class R3	-3.37	1,000	966.30	1.28	6.34
Class R4	-4.10	1,000	959.00	2.78	13.73
Class R5	-3.19	1,000	968.10	1.11	5.51
Class R6	-3.02	1,000	969.80	0.79	3.92
First Eagle Fund of America
Class A	-8.10	1,000	919.00	0.90	4.35
Class C	-8.41	1,000	915.90	1.65	7.97
Class I	-7.96	1,000	920.40	0.65	3.15
Class R3	-8.11	1,000	918.90	0.99	4.79
Class R4	-8.02	1,000	919.80	0.75	3.63
Class R5	-7.97	1,000	920.30	0.62	3.00
Class R6	-7.96	1,000	920.40	0.65	3.15
First Eagle Small Cap Opportunity Fund
Class A	-5.78	1,000	942.20	1.25	6.12
Class I	-5.66	1,000	943.40	1.00	4.90
Class R6	-5.66	1,000	943.40	1.00	4.90
First Eagle Global Real Assets Fund*
Class A	-7.80	1,000	922.00	1.08	5.23
Class I	-7.70	1,000	923.00	0.85	4.12
Class R6	-7.70	1,000	923.00	0.85	4.12

First Eagle Funds | Annual Report | October 31, 2022

Fund Expenses (unaudited)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 10/31/22	Annualized Expense	Expenses Paid for the Period(3)
First Eagle U.S. Smid Cap Opportunity Fund(4)
Class A	-10.30%	$1,000	$897.00	1.18%	$2.36
Class I	-10.20	1,000	898.00	0.95	1.90
Class R6	-10.20	1,000	898.00	0.93	1.86

*  Consolidated Financial Statements

(1)  For the six-months ended October 31, 2022.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(4)  For the period August 15, 2022 to October 31, 2022.

First Eagle Funds | Annual Report | October 31, 2022

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on May 1, 2022 and held for the six-months ended October 31, 2022.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Annual Report | October 31, 2022

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Fund*
Class A	5.00%	$1,000	$1,019.61	1.11%	$5.65
Class C	5.00	1,000	1,015.78	1.87	9.50
Class I	5.00	1,000	1,020.87	0.86	4.38
Class R3	5.00	1,000	1,019.00	1.23	6.26
Class R4	5.00	1,000	1,019.51	1.13	5.75
Class R5	5.00	1,000	1,019.31	1.17	5.96
Class R6	5.00	1,000	1,021.22	0.79	4.02
First Eagle Overseas Fund*
Class A	5.00	1,000	1,019.56	1.12	5.70
Class C	5.00	1,000	1,015.73	1.88	9.55
Class I	5.00	1,000	1,020.77	0.88	4.48
Class R3	5.00	1,000	1,017.90	1.45	7.38
Class R4	5.00	1,000	1,020.06	1.02	5.19
Class R5	5.00	1,000	1,019.21	1.19	6.06
Class R6	5.00	1,000	1,021.12	0.81	4.13
First Eagle U.S. Value Fund*
Class A	5.00	1,000	1,019.71	1.09	5.55
Class C	5.00	1,000	1,016.03	1.82	9.25
Class I	5.00	1,000	1,021.17	0.80	4.08
Class R3	5.00	1,000	1,018.55	1.32	6.72
Class R4	5.00	1,000	1,019.86	1.06	5.40
Class R5	5.00	1,000	1,020.42	0.95	4.84
Class R6	5.00	1,000	1,021.37	0.76	3.87
First Eagle Gold Fund*
Class A	5.00	1,000	1,019.31	1.17	5.96
Class C	5.00	1,000	1,015.48	1.93	9.80
Class I	5.00	1,000	1,020.52	0.93	4.74
Class R3	5.00	1,000	1,017.19	1.59	8.08
Class R4	5.00	1,000	1,019.00	1.23	6.26
Class R5	5.00	1,000	1,020.21	0.99	5.04
Class R6	5.00	1,000	1,020.92	0.85	4.33

First Eagle Funds | Annual Report | October 31, 2022

Fund Expenses (unaudited)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Income Builder Fund
Class A	5.00%	$1,000	$1,019.36	1.16%	$5.90
Class C	5.00	1,000	1,015.48	1.93	9.80
Class I	5.00	1,000	1,020.57	0.92	4.69
Class R3	5.00	1,000	1,018.25	1.38	7.02
Class R4	5.00	1,000	1,018.05	1.42	7.22
Class R5	5.00	1,000	1,019.26	1.18	6.01
Class R6	5.00	1,000	1,020.82	0.87	4.43
First Eagle High Income Fund
Class A	5.00	1,000	1,019.46	1.14	5.80
Class C	5.00	1,000	1,015.98	1.83	9.30
Class I	5.00	1,000	1,020.82	0.87	4.43
Class R3	5.00	1,000	1,018.75	1.28	6.51
Class R4	5.00	1,000	1,011.19	2.78	14.09
Class R5	5.00	1,000	1,019.61	1.11	5.65
Class R6	5.00	1,000	1,021.22	0.79	4.02
First Eagle Fund of America
Class A	5.00	1,000	1,020.67	0.90	4.58
Class C	5.00	1,000	1,016.89	1.65	8.39
Class I	5.00	1,000	1,021.93	0.65	3.31
Class R3	5.00	1,000	1,020.21	0.99	5.04
Class R4	5.00	1,000	1,021.42	0.75	3.82
Class R5	5.00	1,000	1,022.08	0.62	3.16
Class R6	5.00	1,000	1,021.93	0.65	3.31
First Eagle Small Cap Opportunity Fund
Class A	5.00	1,000	1,018.90	1.25	6.36
Class I	5.00	1,000	1,020.16	1.00	5.09
Class R6	5.00	1,000	1,020.16	1.00	5.09
First Eagle Global Real Assets Fund*
Class A	5.00	1,000	1,019.76	1.08	5.50
Class I	5.00	1,000	1,020.92	0.85	4.33
Class R6	5.00	1,000	1,020.92	0.85	4.33

First Eagle Funds | Annual Report | October 31, 2022

Fund Expenses (unaudited)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle U.S. Smid Cap Opportunity Fund(3)
Class A	5.00%	$1,000	$1,019.26	1.18%	$6.01
Class I	5.00	1,000	1,020.42	0.95	4.84
Class R6	5.00	1,000	1,020.52	0.93	4.74

*  Consolidated Financial Statements

(1)  For the six-months ended October 31, 2022.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(3)  For the period August 15, 2022 to October 31, 2022.

First Eagle Funds | Annual Report | October 31, 2022

General Information

Form N-PORT portfolio schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Annual Report | October 31, 2022

Board Considerations for Continuation of Advisory Agreements

At a meeting held on June 15, 2022, the Board of Trustees of the Funds, including a majority of the independent trustees (the "Independent Trustees"), approved the continuation of the Funds' advisory agreements (the "Advisory Agreements") (and as relates to the First Eagle U.S. Smid Cap Opportunity Fund, initially approved the Advisory Agreement). The Advisory Agreements for First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund were reviewed but no action was required as those agreements were still within their initial two-year terms.

In response to a letter sent to the Adviser on behalf of the Independent Trustees requesting information about the Advisory Agreements and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of performance and expense information compared against the Funds' respective composites, benchmarks and peer groups compiled by an independent data provider. The Trustees also had the benefit of receiving presentations from and holding discussions with management throughout the year.

Prior to approving the continuation of the Advisory Agreements, the Independent Trustees met in executive sessions with their independent counsel to discuss management's responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fees were fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the continuance (or initial approval) of the Advisory Agreements should serve the best interests of each Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue (or initially approve) the Advisory Agreements:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided and to be provided by the Adviser to the Funds. The Adviser provides the Funds with investment research, advice and supervision, and continuously furnishes an investment portfolio for the Funds consistent with the Funds' investment objectives, policies and restrictions as set forth in the Funds' Prospectuses. The Trustees were assured that service levels for Funds subject to fee waivers or breakpoints (whether new or continuing) are not affected by the waivers or breakpoints. The Trustees considered the commitment of the Adviser to provide high quality services to the Funds.

•  The Trustees reviewed each Fund's historical relationship with the Adviser and the institutional resources available to the Funds under that relationship. The Trustees, in their deliberations, recognized that, for many of the Funds' shareholders, the decision to purchase Fund shares included a decision to

First Eagle Funds | Annual Report | October 31, 2022

Board Considerations for Continuation of Advisory Agreements

select the Adviser as the investment adviser and that there is a strong association in the minds of Fund shareholders between the Adviser and each of the Funds.

•  The Trustees noted the background and experience of the Funds' Portfolio Managers and the quality of the Trustees' frequent meetings with them both individually and as a group throughout the year and in prior meetings. The Trustees noted the recently expanded Portfolio Manager line-up for most of the Funds.

•  The Trustees considered that they received regular reports from the Adviser on the effects of market volatility and operational and investment risk.

Investment Performance of Fund and Adviser

•  The Trustees reviewed the performance of each Fund on both an absolute and a relative basis over 1-year, 3-year, 5-year and 10-year periods (where applicable, and with no performance presented for the First Eagle Small Cap Opportunity Fund, First Eagle Global Real Assets Fund or First Eagle U.S. Smid Cap Opportunity Fund given they are recently (or newly) formed, have very limited (or no) performance to review and/or do not have advisory agreements subject to review at this time). Performance over these various periods was noted relative to the Funds' benchmarks, to the performance of peer mutual funds and to Morningstar and Lipper Category Averages (the category averages being referred to as "composites").

The comparative review reflected research and benchmarking by an independent data provider. Performance results generally were as follows (all periods ended as of March 31, 2022):

	Composite #1	Composite #2	Peer Group	Benchmark
Global Fund	Outperformed over all periods shown	Outperformed over all periods shown	Outperformed over all periods shown	Lagged over all periods shown
Overseas Fund	Outperformed over trailing 1-year period Lagged all other periods shown	Outperformed over all periods shown	Outperformed over trailing 1-year period Lagged all other periods shown	Outperformed over trailing 1-year period Lagged all other periods shown
U.S. Value Fund	Outperformed over all periods shown	Outperformed over trailing 1-year period Lagged all other periods shown	Outperformed over trailing 1-year period Lagged all other periods shown	Lagged over all periods shown
Gold Fund	Outperformed over trailing 10-year period Lagged all other periods shown	Outperformed over trailing 10-year period Lagged all other periods shown	Outperformed over trailing 10-year period Lagged all other periods shown	Outperformed over trailing 3-year and 10-year periods Lagged all other periods shown
Global Income Builder Fund	Outperformed over trailing 1-year period Lagged all other periods shown	Outperformed over trailing 1-year period Lagged all other periods shown	Outperformed over trailing 1-year period Lagged all other periods shown	Outperformed over trailing 1-year period Lagged all other periods shown

First Eagle Funds | Annual Report | October 31, 2022

Board Considerations for Continuation of Advisory Agreements

	Composite #1	Composite #2	Peer Group	Benchmark
High Income Fund	Lagged over all periods shown	Outperformed over trailing 1-year period Lagged all other periods shown	Lagged over all periods shown	Outperformed over trailing 1-year period Lagged all other periods shown
Fund of America	Lagged over all periods shown	Lagged over all periods shown	Lagged over all periods shown	Lagged over all periods shown

•  The Trustees reviewed with management the generally less favorable relative performance results across multiple periods for most of the Funds and noted that the current market environment could be more favorable to the Adviser's strategy (at least on a relative basis). Performance for each Fund was determined to be adequate under the circumstances, given benchmarks, peer comparisons and on an absolute basis, and reflective of each Fund's investment objective and philosophy.

•  The Trustees commented on the Funds' holdings of short-term investments and, in some cases, gold positions, and noted that short-term investments and gold can be important elements of the Adviser's investment philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Funds; Economies of Scale; Fall-Out Benefits

•  The Trustees reviewed the total compensation received by the Adviser and the Funds' total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Funds (notably under the administrative cost reimbursement program applicable to certain Funds). They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances, and referred to their prior discussion on performance of each Fund, including a review of performance against each Fund's respective composites, benchmark and peer group. As part of their analysis, the Trustees considered fees charged by investment advisers to peer mutual funds for services comparable to those provided by the Adviser and referred to an independent data provider fee report, together with a management summary of the same. They determined that the Adviser's fees were competitive, with the net management fees for some Funds being higher and for some Funds being lower than their peer averages/medians, but all being within the range of peers. The Trustees also considered, where applicable and available, the advisory fees charged to other clients of the Adviser with similar investment objective(s) to a Fund and received information that for some Funds, the fees charged to these other clients were higher or lower relative to the respective Fund. The Trustees were apprised that for some of these other accounts there are different styles and categories of services provided (e.g., regulatory and operational structures may differ, frequency and scale of cash flows may differ, etc.), which may be reflected in lower fees charged relative to the respective Fund.

First Eagle Funds | Annual Report | October 31, 2022

Board Considerations for Continuation of Advisory Agreements

•  While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as "fall-out benefits"), the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service fees and reimbursements paid to the Adviser. The Trustees noted that the Adviser is absorbing soft dollar costs and paying them itself. With regard to other possible benefits associated with the Adviser's management of the Funds, the Trustees noted, among other things, that the Distributor is generally able to retain revenue associated with Rule 12b-1 fees on shareholders it services directly and that the Adviser may be able to extend investment and operational efficiencies associated with the Funds to its management of other types of accounts.

•  The Trustees reviewed the Funds' expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees noted changes in expense ratios over time, with some Funds showing decreases and some showing increases. In general, a contributing factor to the change in expense ratio was an increase or decrease in average net assets over the relevant period. In the case of each of Fund of America and the High Income Fund, there was a decrease in the advisory fee as of August 1, 2020 and July 1, 2021, respectively. The Trustees also considered the effect of Fund asset size on particular categories of expenses, both currently and relative to prior periods. The Trustees noted the impact on expense ratios of the administrative fees or reimbursements paid to or charged by the Adviser, as the case may be. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Funds.

•  The Trustees reviewed the Adviser's financial condition and profitability. Profits to the Adviser vary meaningfully depending on the particular Fund, with some Funds showing losses to the Adviser and others showing healthy profits. Overall, profits were viewed as not excessive and providing appropriate incentives to the Adviser. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability in maintaining the Adviser's culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Funds, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not solely dependent on the profits realized on a per-Fund basis. The Trustees reviewed personal investments maintained in the Funds by certain portfolio managers (with those investments being both direct and "notional" under the Adviser's compensation plans), which was viewed as evidence of commitment to the Funds by key personnel.

First Eagle Funds | Annual Report | October 31, 2022

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the "Liquidity Rule"), the Funds have adopted and implemented a liquidity risk management program (the "LRMP") reasonably designed to assess and manage each Fund's liquidity risk, which is defined under the Liquidity Rule as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Funds' Board has approved First Eagle Investment Management, LLC's Liquidity Management Committee ("First Eagle") to serve as the administrator of the Funds' LRMP. As part of its responsibilities as administrator, First Eagle has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Funds' LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Funds' LRMP includes: (1) no less than annual assessments of factors that influence each Fund's liquidity risk taking into account certain factors, as applicable, including each Fund's (i) investment strategy and liquidity of portfolio investments (during both normal and reasonably foreseeable stressed conditions), (ii) short-term and long-term cash flow projections (during both normal and reasonably foreseeable stressed conditions), and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources; (2) no less than monthly classifications of each Fund's investments into one of four liquidity classifications provided for in the Liquidity Rule; (3) a 15% of net assets limit on the acquisition of "illiquid investments" (as defined under the Liquidity Rule); (4) potential establishment of a minimum percentage of a Fund's assets to be invested in investments classified as "highly liquid" (as defined under the Liquidity Rule) (at present, however, each Fund invests primarily in "highly liquid" investments in the ordinary course, which means no such minimum threshold need be specified); and (5) reporting to the Funds' Board and/or to the SEC, as required.

At a meeting of the Board on June 14, 2022, the Board reviewed a written report prepared by First Eagle (the "LRMP Report") addressing the operation, adequacy, and effectiveness of the Funds' LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (the "Reporting Period"). The LRMP Report stated that First Eagle concluded that the Funds' LRMP was reasonably designed to assess and manage each Fund's liquidity risk and was adequately and effectively implemented during the Reporting Period. The LRMP Report also stated that First Eagle concluded that each Fund's investment strategy is appropriate for an open-end fund and that its cash management program is appropriately monitored by the investment management team. The LRMP Report noted those changes to the LRMP approved by the Board earlier in the Reporting Period.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by a Fund's investment portfolio, is found in each Fund's Prospectus and Statement of Additional Information.

First Eagle Funds | Annual Report | October 31, 2022

Tax Information

Fiscal Year Ended October 31, 2022 (unaudited)

Each Fund designates at the following amounts (or the maximum amount allowable) distributed during the fiscal year ended October 31, 2022, if any, as capital gain dividends, dividends eligible for the corporate dividends received deduction and/or qualified dividend income:

	% of Qualifying Dividend Income	% of Dividends Eligible for the Dividends Received Deduction	Long-Term Capital Gains
First Eagle Global Fund	81.72%	39.16%	$2,091,303,747
First Eagle Overseas Fund	52.41%	1.30%	313,325,102
First Eagle U.S. Value Fund	100.00%	100.00%	101,296,229
First Eagle Gold Fund	100.00%	42.38%	—
First Eagle Global Income Builder Fund	67.73%	24.46%	50,851,122
First Eagle High Income Fund	0.00%	0.00%	—
First Eagle Fund of America	36.07%	29.38%	46,461,070
First Eagle Small Cap Op Fund	0.00%	0.00%	—
First Eagle Global Real Assets Fund	0.00%	0.00%	—
First Eagle U.S. Smid Cap Opportunity Fund	0.00%	0.00%	—

First Eagle Funds | Annual Report | October 31, 2022

Privacy Notice

The Trust is committed to protecting your privacy. We are providing you with this privacy notice to inform you of how we handle your personal information that we collect and may disclose to our affiliates. If the Trust changes its information practices, we will provide you with notice of any material changes. This privacy policy supersedes any of our previous policies relating to the information you disclose to us.

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number, income, and assets
◼ account balances, payment history, and account activity
◼ credit history and credit scores
◼ name, address, telephone number, occupation
◼ online information, such as your IP address and data gathered from your browsing activity and location
◼ information we encounter in public records in the ordinary course of business
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

First Eagle Funds | Annual Report | October 31, 2022

Privacy Notice

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	Yes
For joint marketing with other financial companies	No	N/A
For our affiliates' everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes— information about your creditworthiness	Yes	See below
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	N/A

To limit our sharing	◼ Call 800.334.2143 and indicate your desire to limit our sharing
◼ Visit us online: www.firsteagle.com/individuals-home or
◼ Mail the form below
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.
However, you can contact us at any time to limit our sharing.
Questions?	Call 800.334.2143 or go to www.firsteagle.com/individuals-home

First Eagle Funds | Annual Report | October 31, 2022

Privacy Notice

#

Mail-in Form

If you have a joint account, your choice(s) will apply to everyone on your account unless you mark below. ❑ Apply my choices only to me	Mark any/all you want to limit:
❑ Do not share information about my creditworthiness with your affiliates for their everyday business purposes.
❑ Do not allow your affiliates to use my personal information to market to me.
❑ Do not share my personal information with nonaffiliates to market their products and services to me.
Name
Address

City, State, Zip
Account #
Mail to:
First Eagle Funds
P.O. Box 219324
Kansas City, MO
64121-9324

#

What we do

How does the Trust protect my personal information?

We protect personal information provided to us by our individual shareholders according to strict standards of security and confidentiality. These standards apply to both our physical facilities and any online services we may provide. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard consumer information. We permit only authorized individuals, who are trained in the proper handling of individual shareholder information and need to access this information to do their job, to have access to this information.

How does the Trust collect my personal information?	We collect your personal information, for example, when you
◼ open an account, make transactions using your account, or deposit money
◼ subscribe to receive information, submit an application, or otherwise submit a form containing personal information\
◼ use our services online
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

First Eagle Funds | Annual Report | October 31, 2022

Privacy Notice

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes—information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
◼ Affiliated companies include First Eagle Investments; First Eagle Holdings, Inc.; First Eagle Investment Management, LLC; FEF Distributors, LLC; First Eagle Separate Account Management, LLC; First Eagle Alternative Credit, LLC; First Eagle Alternative Capital BDC, Inc.; Napier Park Global Capital LLC; Napier Park Global Capital Ltd; First Eagle Investment Management Ltd; First Eagle Investment Management GmbH; First Eagle Funds (Ireland) ICAV; First Eagle Amundi Sub-Funds (Luxembourg) SICAV; and any other First Eagle Funds and any sub-funds, as applicable.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
◼ Nonaffiliated third parties may include service providers such as the Trust's distributors, registrar and transfer agent for shareholder transactions, other parties providing individual shareholder servicing, accounting and recordkeeping services, attorneys, accountants, and auditors.

First Eagle Funds | Annual Report | October 31, 2022

Privacy Notice

Other important information

Sharing of Personal Information with Nonaffiliated Third Parties

We will only share your personal information collected, as described above, with nonaffiliated third parties:

•  At your request;

•  When you authorize us to process or service a transaction or product (nonaffiliated third parties in this instance may include service providers such as the Trust's distributors, registrar and transfer agent for shareholder transactions, and other parties providing individual shareholder servicing, accounting and recordkeeping services);

•  With companies that perform sales and marketing services on our behalf with whom we have agreements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them; or

•  When required by law to disclose such information to appropriate authorities.

We do not otherwise provide information about you to outside firms, organizations or individuals except as permitted by law.

What We do with Personal Information about Our Former Customers

If you decide to discontinue doing business with us, the Trust will continue to adhere to this privacy policy with respect to the information we have in our possession about you and your account following the termination of our shareholder relationship.

First Eagle Funds | Annual Report | October 31, 2022

Additional Information (unaudited)

Management of the Trust

The business of the Trust is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Trustees.

Pertinent information regarding the members of the Board of Trustees and principal officers of the Trust is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Trust's Board of Trustees are not "interested persons" as that term is defined in the Investment Company Act.

Independent Trustees(1)

Lisa Anderson | Trustee | December 2005 to present
1345 Avenue of the Americas | New York, New York | 10105
(born October 1950)

Principal Occupation(s) During Past 5 Years: Special Lecturer and James T. Shotwell Professor of International Relations Emerita at the Columbia University School of International and Public Affairs; prior to 2016, President of the American University in Cairo

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee, First Eagle Variable Funds (1 portfolio) and First Eagle Credit Opportunities Fund (1 portfolio); Member Emerita, Human Rights Watch; Member, Advisory Board, School of Public Affairs, Sciences Po (Institute of Political Studies), Paris; Trustee, Hertie School of Governance (Berlin); Trustee, Tufts University; Trustee, Aga Khan University

Candace K. Beinecke(2) | Trustee (Chair) | December 1999 to present
1345 Avenue of the Americas | New York, New York | 10105
(born November 1946)

Principal Occupation(s) During Past 5 Years: Senior Partner, Hughes Hubbard & Reed LLP; prior to April 2017, Chair, Hughes Hubbard & Reed LLP

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee, First Eagle Variable Funds (Chair) (1 portfolio) and First Eagle Credit Opportunities Fund (Chair) (1 portfolio); Board Member, ViacomCBS, Inc.; Lead Trustee, Vornado Realty Trust; Trustee and Co-Chair, Metropolitan Museum of Art; Trustee, Chairman, The Wallace Foundation; Director, Partnership for New York City

(1)  Trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The term of office of the Independent Trustees is indefinite.

(2)  Ms. Beinecke also served as trustee of a predecessor fund to Fund of America since 1996.

First Eagle Funds | Annual Report | October 31, 2022

Additional Information (unaudited)

Independent Trustees(1)—(continued)

Peter W. Davidson | Trustee | December 2019 to present
1345 Avenue of the Americas | New York, New York | 10105
(born May 1959)

Principal Occupation(s) During Past 5 Years: CEO, Aligned Climate Capital LLC; prior to 2019, Co-Founder and CEO, Aligned Intermediary, Inc.; prior to 2015, Executive Director, Loan Programs Office, U.S. Department of Energy

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee, First Eagle Variable Funds (1 portfolio) and First Eagle Credit Opportunities Fund (1 portfolio); Director, Envision Solar International Inc.; Chairman, Summit Ridge Energy; Director, Beam Global (BEEM); Director, PulseESG; Member, Council on Foreign Relations; Chair, JM Kaplan Fund; Chairman, Greenwood Cemetery; Board Member, Saint Ann's School.

Jean D. Hamilton | Trustee | March 2003 to present
1345 Avenue of the Americas | New York, New York | 10105
(born January 1947)

Principal Occupation(s) During Past 5 Years: Private Investor/Independent Consultant/Member, Brock Capital Group LLC;

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee, First Eagle Variable Funds (1 portfolio) and First Eagle Credit Opportunities Fund (1 portfolio); Director, RenaissanceRe Holdings Ltd; Chairman, Investment Committee, Thomas Cole National Historic Site; Member, Investment Advisory Committee, Liz Claiborne and Art Ortenberg Foundation; prior to June 2012, Director, Four Nations

James E. Jordan | Trustee | December 1999 to present
1345 Avenue of the Americas | New York, New York | 10105
(born April 1944)

Principal Occupation(s) During Past 5 Years: Private Investor and Independent Consultant

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee, First Eagle Variable Funds (1 portfolio) and First Eagle Credit Opportunities Fund (1 portfolio); Director, JZ Capital Partners, Plc. (Guernsey investment trust company); prior to May 2017, Trustee, World Monuments Fund.

(1)  Trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The term of office of the Independent Trustees is indefinite.

First Eagle Funds | Annual Report | October 31, 2022

Additional Information (unaudited)

Independent Trustees(1)—(continued)

William M. Kelly(3) | Trustee | December 1999 to present
1345 Avenue of the Americas | New York, New York | 10105
(born February 1944)

Principal Occupation(s) During Past 5 Years: Private Investor

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee, First Eagle Variable Funds (1 portfolio) and First Eagle Credit Opportunities Fund (1 portfolio); Trustee Emeritus, St. Anselm College; Vice President and Director, Sergi S. Zlinkoff Fund for Medical Research and Education; Savannah Book Festival Investment Committee

Paul J. Lawler | Trustee | March 2002 to present
1345 Avenue of the Americas | New York, New York | 10105
(born May 1948)

Principal Occupation(s) During Past 5 Years: Private Investor

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee, First Eagle Variable Funds (1 portfolio) and First Eagle Credit Opportunities Fund (1 portfolio); Trustee and Audit Chair, The American University in Cairo; Trustee, registered investment company advised by affiliates of The Blackstone Group, L.P. (1 portfolio)

(1)  Trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The term of office of the Independent Trustees is indefinite.

(3)  Mr. Kelly also served as trustee of a predecessor fund to Fund of America since 1998.

First Eagle Funds | Annual Report | October 31, 2022

Additional Information (unaudited)

Interested Trustees(4)(5)

John P. Arnhold | Trustee | December 1999 to present
1345 Avenue of the Americas | New York, New York | 10105
(born December 1953)

Principal Occupation(s) During Past 5 Years: Director, First Eagle Holdings, Inc.; Managing Member, Arnhold LLC; prior to July 2017, Director, First Eagle Investment Management LLC; President, First Eagle Funds; President, First Eagle Variable Funds; Director, FEF Distributors, LLC; prior to March 2016, Co-President and Co-CEO First Eagle Holdings, Inc.; CIO and Chairman, First Eagle Investment Management, LLC; CEO and Chairman, FEF Distributors, LLC

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee, First Eagle Variable Funds (1 portfolio) and First Eagle Credit Opportunities Fund (1 portfolio); Chairman and Director, Arnhold Ceramics; Director, The Arnhold Foundation; Chairman, The Mulago Foundation; Director, WNET.org; Trustee Emeritus, Trinity Episcopal Schools Corp.; Trustee, Jazz at Lincoln Center; Life Trustee, International Tennis Hall of Fame; Advisor, Investment Committee of the USTA; Managing Member, New Eagle Holdings Management Company, LLC; Trustee, Conservation International; Trustee, UC Santa Barbara Foundation; prior to January 2018, Director, First Eagle Amundi; prior to June 2016, Trustee, Vassar College

Mehdi Mahmud | Trustee | September 2019 to present
1345 Avenue of the Americas | New York, New York | 10105
(born September 1972)

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, First Eagle Investment Management, LLC; President, First Eagle Funds and First Eagle Variable Funds; prior to March 2016, Chairman and Chief Executive Officer, Jennison Associates LLC

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee, First Eagle Variable Funds (1 portfolio) and First Eagle Credit Opportunities Fund (1 portfolio); Director, First Eagle Amundi; Director, SiriusPoint Group

(4)  Each of Messrs. Arnhold and Mahmud is treated as an Interested Trustee because of the professional roles each holds or has held with the Adviser.

(5)  The term of office of each Interested Trustee is indefinite.

First Eagle Funds | Annual Report | October 31, 2022

Additional Information (unaudited)

Trustee Emeritus(6)

Jean-Marie Eveillard | Trustee Emeritus | June 2008 to present
1345 Avenue of the Americas | New York, New York | 10105
(born January 1940)

Principal Occupation(s) During Past 5 Years: Senior Adviser to First Eagle Investment Management, LLC since March 2009; formerly, Senior Vice President, First Eagle Investment Management, LLC since January 2000; previously, Portfolio Manager of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, and First Eagle Variable Funds (portfolio management tenure: 1979-2004, March 2007-March 2009)

Number of Portfolios in the Fund Complex Overseen by Trustee: 12

Other Directorships/Trusteeships Held by Trustee: Trustee Emeritus, First Eagle Variable Funds (1 portfolio); Director, Varenne Capital Partners (French money management firm); Board member, Perspective (South African money management firm); Trustee, FIAF (Alliance Francaise); prior to March 2015, Trustee, The Frick Collection

Officers(7)

Mehdi Mahmud | President | June 2017 to present
1345 Avenue of the Americas | New York, New York | 10105
(born September 1972)

Principal Occupation(s) During Past Five (5) Years: President and Chief Executive Officer, First Eagle Investment Management, LLC; President, First Eagle Variable Funds and First Eagle Credit Opportunities Fund; prior to March 2016, Chairman and Chief Executive Officer, Jennison Associates LLC

Robert Bruno | Senior Vice President | December 1999 to present
1345 Avenue of the Americas | New York, New York | 10105
(born June 1964)

Principal Occupation(s) During Past Five (5) Years: Senior Vice President, First Eagle Investment Management, LLC; President, FEF Distributors, LLC; Senior Vice President, First Eagle Variable Funds and First Eagle Credit Opportunities Fund

Joseph T. Malone | Chief Financial Officer | September 2008 to present
1345 Avenue of the Americas | New York, New York | 10105
(born September 1967)

Principal Occupation(s) During Past Five (5) Years: Senior Vice President, First Eagle Investment Management, LLC; Chief Financial Officer, First Eagle Variable Funds and First Eagle Credit Opportunities Fund

(6)  Mr. Eveillard, as Trustee Emeritus, is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

(7)  The term of office of each officer is indefinite. Length of time served represents time served as an officer of the Trust (or its predecessor entities), although various positions may have been held during the period.

First Eagle Funds | Annual Report | October 31, 2022

Additional Information (unaudited)

Officers(7)—(continued)

Albert Pisano | Chief Compliance Officer | July 2015 to present
1345 Avenue of the Americas | New York, New York | 10105
(born April 1960)

Principal Occupation(s) During Past Five (5) Years: Chief Compliance Officer and Senior Vice President, First Eagle Investment Management; prior to June 30, 2014, Director and Chief Compliance Officer of Allianz Global Investors Fund Management LLC, and also served as Deputy Chief Compliance Officer for Allianz Global Investors U.S. LLC; Chief Compliance Officer, First Eagle Variable Funds and First Eagle Credit Opportunities Fund

David O'Connor | General Counsel | December 2017 to present
1345 Avenue of the Americas | New York, New York | 10105
(born February 1966)

Principal Occupation(s) During Past Five (5) Years: General Counsel and Senior Vice President, First Eagle Investment Management, LLC; General Councel and Officer of First Eagle Variable Funds and First Eagle Credit Opportunities Fund; General Counsel, First Eagle Holdings, Inc.; Secretary and General Counsel, FEF Distributors, LLC; Director, First Eagle Amundi; prior to January 2017, Investment Management Consultant; prior to June 2015, Executive Vice President Strategic Investment Initiatives and General Counsel, Delaware Investments

Sheelyn Michael | Deputy General Counsel | December 2017 to present
1345 Avenue of the Americas | New York, New York | 10105
(born September 1971)

Principal Occupation(s) During Past Five (5) Years: Deputy General Counsel and Senior Vice President, First Eagle Investment Management, LLC; Deputy General Counsel, First Eagle Variable Funds and First Eagle Credit Opportunities Fund

Tricia Larkin | Treasurer | March 2016 to present
1345 Avenue of the Americas | New York, New York | 10105
(born July 1979)

Principal Occupation(s) During Past Five (5) Years: Senior Vice President, First Eagle Investment Management, LLC; Treasurer, First Eagle Variable Funds and First Eagle Credit Opportunities Fund

Michael Luzzatto | Vice President | December 2004 to present
1345 Avenue of the Americas | New York, New York | 10105
(born April 1977)

Principal Occupation(s) During Past Five (5) Years: Senior Vice President, First Eagle Investment Management, LLC; Vice President, FEF Distributors, LLC; Vice President, First Eagle Variable Funds and First Eagle Credit Opportunities Fund

(7)  The term of office of each officer is indefinite. Length of time served represents time served as an officer of the Trust (or its predecessor entities), although various positions may have been held during the period.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Trustee Emeritus

Jean-Marie Eveillard*

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Albert Pisano

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

  Additional information about the Trustees and Officers is included in the Funds' Statement of Additional Information.

*  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Annual Report | October 31, 2022

First Eagle Funds are offered by FEF Distributors, LLC,

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048

800.334.2143 www.firsteagle.com

Item 2.            Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.             Audit Committee Financial Expert.

The Board of Trustees of the registrant has designated Paul J. Lawler, William M. Kelly and Jean Hamilton as Audit Committee Financial Experts. Mr. Lawler, Mr. Kelly and Ms. Hamilton are considered by the Board to be independent trustees.

Item 4.            Principal Accountant Fees and Services

(a)	Audit Fees:

For the Fiscal years ended October 31, 2022 and October 31, 2021, the aggregate PricewaterhouseCoopers LLP (PwC) audit fees for professional services rendered to the registrant were approximately $610,145 and $492,900, respectively. Fees included in the audit fees category are those associated with the annual audits of the financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit Related Fees:

For the fiscal years ended October 31, 2022 and October 31, 2021, the aggregate PwC fees for assurance and related services rendered to the registrant were approximately $0 and $0, respectively.

(c)	Tax Fees

In each fiscal year ended October 31, 2022 and October 31, 2021, the aggregate tax fees billed by PwC for professional services rendered to the registrant were approximately $609,040 and $538,050, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to audits. This category comprises fees for tax compliance and preparation of tax returns.

(d)	All Other Fees:

In each of the fiscal years ended October 31, 2022 and October 31, 2021, there were no fees billed by PwC for products and services, other than 4(a)-(c) above, rendered to the registrant.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval by the committee or a designated member thereof. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit and non-audit services requiring fees of a de minimis amount is not permitted.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) According to PwC, for the fiscal year ended October 31, 2022, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons who are not full-time, permanent employees of PwC was 0%.

(g) Other than as described in the table above, the aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant (“covered”), its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser (“non-covered”) that provides ongoing services to the registrant was $0 in 2022 and 2021.

(h) Not applicable.

Item 5.             Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.            Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Managers of Closed-End Investment companies.

Not applicable.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 11.          Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable to this annual report.

Item 13.          Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):  Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud

Mehdi Mahmud, President

Date: January 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud

Mehdi Mahmud, Principal Executive Officer

Date: January 5, 2023

By (Signature and Title)*	/s/ Joseph T. Malone

Joseph T. Malone, Principal Financial Officer

Date: January 5, 2023

*          Print the name and title of each signing officer under his or her signature.